UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22375

PIMCO Equity Series

(Exact name of registrant as specified in charter)

650 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

Trent W. Walker

Treasurer and Principal Financial and Accounting Officer

PIMCO Funds

650 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1900 K Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: June 30

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Table of Contents

PIMCO Dividend and Income Builder Fund
PIMCO EqS® Long/Short Fund
PIMCO RAE Fundamental Emerging Markets Fund
PIMCO RAE Fundamental Global Fund
PIMCO RAE Fundamental Global ex-US Fund
PIMCO RAE Fundamental International Fund
PIMCO RAE Fundamental US Fund
PIMCO RAE Fundamental US Small Fund
PIMCO RealPathTM Blend 2020 Fund
PIMCO RealPathTM Blend 2025 Fund
PIMCO RealPathTM Blend 2030 Fund
PIMCO RealPathTM Blend 2035 Fund
PIMCO RealPathTM Blend 2040 Fund
PIMCO RealPathTM Blend 2045 Fund
PIMCO RealPathTM Blend 2050 Fund
PIMCO RealPathTM Blend 2055 Fund
PIMCO RealPathTM Blend Income Fund

Schedule of Investments

PIMCO Dividend and Income Fund

September 30, 2016 (Unaudited)

	PRINCIPAL AMOUNT (000S)	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.7%
ASSET-BACKED SECURITIES 7.7%
CAYMAN ISLANDS 1.4%
ACAS CLO Ltd.
2.081% due 10/25/2025	$750	$750
Mariner CLO LLC
2.221% due 07/23/2026	700	700
NewMark Capital Funding CLO Ltd.
1.959% due 06/02/2025	1,100	1,095
OZLM Ltd.
2.229% due 04/17/2026	1,000	1,000
Palmer Square CLO Ltd.
2.079% due 10/17/2025	700	699
TICP CLO Ltd.
2.221% due 04/26/2026	1,100	1,101
Trainer Wortham First Republic CBO Ltd.
1.988% due 11/06/2038	97	96

Total Cayman Islands		5,441

UNITED STATES 6.3%
Conseco Financial Corp.
6.280% due 09/01/2030	615	653
Credit Suisse First Boston Mortgage Securities Corp.
1.145% due 01/25/2032	1,553	1,380
EMC Mortgage Loan Trust
1.521% due 02/25/2041	39	39
HSI Asset Securitization Corp. Trust
0.695% due 12/25/2036	5,612	2,448
Morgan Stanley Home Equity Loan Trust
0.625% due 12/25/2036	2,114	1,248
0.945% due 12/25/2035	3,600	3,071
Progress Residential Trust
2.031% due 09/17/2033	1,000	1,012
Residential Asset Securities Corp. Trust
1.409% due 01/25/2034	2,216	2,031
SLC Student Loan Trust
0.960% due 03/15/2027	2,047	2,026
SLM Private Education Loan Trust
1.850% due 06/17/2030	2,000	2,000
Structured Asset Investment Loan Trust
0.674% due 09/25/2036	6,856	6,031
VOLT LLC
3.500% due 07/25/2046	3,282	3,292

Total United States		25,231

Total Asset-Backed Securities (Cost $29,939)		30,672

BANK LOAN OBLIGATIONS 0.9%
UNITED STATES 0.9%
Diamond Resorts Corp.
7.000% due 08/11/2023	100	99
Energy Future Intermediate Holding Co. LLC
4.250% due 12/19/2016	2,288	2,297
Hilton Worldwide Finance LLC
3.024% - 3.500% due 10/25/2023	273	276
3.500% due 10/26/2020	27	27
iHeartCommunications, Inc.
7.274% due 01/30/2019	300	231
Las Vegas Sands LLC
3.250% due 12/19/2020	399	402
OGX (a)
13.000% due 04/10/2049	15	7
Texas Competitive Electric Holdings Co.
5.000% due 10/31/2017	29	28

Total Bank Loan Obligations (Cost $3,428)		3,367

	SHARES
COMMON STOCKS 73.4%
AUSTRALIA 1.3%
CONSUMER DISCRETIONARY 0.1%
Myer Holdings Ltd.	347,202	311

CONSUMER STAPLES 0.2%
Coca-Cola Amatil Ltd.	33,550	265
Metcash Ltd. (b)	224,592	361

		626

ENERGY 0.1%
Woodside Petroleum Ltd.	23,418	519

FINANCIALS 0.2%
AMP Ltd.	49,686	202
Australia & New Zealand Banking Group Ltd.	20,227	431
Genworth Mortgage Insurance Australia Ltd.	83,579	173

		806

HEALTH CARE 0.1%
Primary Health Care Ltd.	77,958	237

INDUSTRIALS 0.2%
WorleyParsons Ltd.	109,219	709

MATERIALS 0.4%
CSR Ltd.	89,795	250
Fortescue Metals Group Ltd.	246,386	943
Mineral Resources Ltd.	3,628	31
Orica Ltd.	22,774	267
OZ Minerals Ltd.	65,809	308

		1,799

Total Australia		5,007

AUSTRIA 0.4%
ENERGY 0.2%
OMV AG	20,262	584

FINANCIALS 0.1%
Raiffeisen Bank International AG	36,398	554

MATERIALS 0.1%
voestalpine AG	8,853	306

Total Austria		1,444

BELGIUM 0.1%
CONSUMER DISCRETIONARY 0.0%
D’ieteren S.A.	3,383	158

TELECOMMUNICATION SERVICES 0.1%
Proximus S.A.	10,685	319

Total Belgium		477

BRAZIL 0.0%
ENERGY 0.0%
OGX Petroleo e Gas S.A. SP - ADR	6,334	0

Total Brazil		0

CANADA 2.2%
ENERGY 0.4%
Baytex Energy Corp.	44,880	191
Bonavista Energy Corp.	93,768	302
Enerplus Corp.	80,518	517
Husky Energy, Inc.	46,577	570
Penn West Petroleum Ltd.	47,719	85

		1,665

FINANCIALS 0.7%
Canadian Imperial Bank of Commerce	20,192	1,566
Genworth MI Canada, Inc.	6,218	160
IGM Financial, Inc.	6,295	170
National Bank of Canada	13,133	466
Power Corp. of Canada	17,427	369
Power Financial Corp.	7,263	168

		2,899

INDUSTRIALS 0.0%
Russel Metals, Inc.	9,525	152

MATERIALS 0.8%
IAMGOLD Corp. (b)	75,458	306
Teck Resources Ltd. ‘B’	154,003	2,776

		3,082

TELECOMMUNICATION SERVICES 0.1%
Manitoba Telecom Services, Inc.	8,222	236

UTILITIES 0.2%
Atco Ltd. ‘I’	11,203	398
TransAlta Corp.	85,803	381

		779

Total Canada		8,813

DENMARK 0.4%
INDUSTRIALS 0.3%
AP Moeller - Maersk A/S ‘B’	847	1,246

TELECOMMUNICATION SERVICES 0.1%
TDC A/S	70,533	415

Total Denmark		1,661

FINLAND 0.3%
INDUSTRIALS 0.0%
Metso OYJ	1,056	31

MATERIALS 0.1%
Stora Enso OYJ ‘R’	38,747	344

UTILITIES 0.2%
Fortum OYJ	36,449	589

Total Finland		964

FRANCE 5.3%
CONSUMER DISCRETIONARY 0.8%
Cie Generale des Etablissements Michelin	8,436	934
Lagardere S.C.A.	25,595	652
Television Francaise 1	3,069	30
Vivendi S.A.	71,403	1,441

		3,057

CONSUMER STAPLES 0.1%
Casino Guichard Perrachon S.A.	10,610	517

ENERGY 0.8%
Total S.A.	70,472	3,352

FINANCIALS 0.6%
CNP Assurances	10,019	168
Societe Generale S.A.	69,723	2,412

		2,580

HEALTH CARE 1.0%
Sanofi	49,931	3,802

INDUSTRIALS 0.7%
Bouygues S.A.	23,917	793
Vinci S.A.	24,272	1,859

		2,652

MATERIALS 0.0%
Vallourec S.A.	20,779	93

TELECOMMUNICATION SERVICES 0.5%
Orange S.A.	132,271	2,072

UTILITIES 0.8%
Electricite de France S.A.	60,747	739
Engie S.A.	146,852	2,277

		3,016

Total France		21,141

GERMANY 3.0%
CONSUMER DISCRETIONARY 0.3%
Bayerische Motoren Werke AG	14,644	1,233

CONSUMER STAPLES 0.3%
METRO AG	31,869	948
Suedzucker AG	12,003	334

		1,282

FINANCIALS 0.4%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	7,250	1,354

HEALTH CARE 0.1%
Rhoen Klinikum AG	7,944	242

INDUSTRIALS 0.4%
Bilfinger SE	8,566	282
Deutsche Lufthansa AG	119,890	1,337

		1,619

MATERIALS 0.5%
BASF SE	19,286	1,651
Evonik Industries AG	6,036	204
K+S AG	13,315	253

		2,108

UTILITIES 1.0%
E.ON SE	244,723	1,739
RWE AG	135,756	2,345

		4,084

Total Germany		11,922

HONG KONG 0.5%
CONSUMER DISCRETIONARY 0.1%
SJM Holdings Ltd.	369,000	273

FINANCIALS 0.1%
Kerry Properties Ltd.	73,000	240

INDUSTRIALS 0.1%
Noble Group Ltd.	1,984,000	224

INFORMATION TECHNOLOGY 0.1%
Kingboard Chemical Holdings Ltd.	84,000	256

REAL ESTATE 0.1%
Shimao Property Holdings Ltd.	206,500	282
Swire Pacific Ltd. ‘A’	43,000	466
Wheelock & Co. Ltd.	46,000	273

		1,021

Total Hong Kong		2,014

ISRAEL 0.3%
FINANCIALS 0.1%
Bank Leumi Le-Israel BM (b)	133,671	509

MATERIALS 0.1%
Israel Chemicals Ltd.	71,042	277

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	257,850	486

Total Israel		1,272

ITALY 1.3%
ENERGY 0.6%
Eni SpA	165,057	2,378

FINANCIALS 0.1%
Poste Italiane SpA	85,053	584

UTILITIES 0.6%
Enel SpA	459,813	2,049
Snam SpA	53,805	299

		2,348

Total Italy		5,310

JAPAN 8.5%
CONSUMER DISCRETIONARY 0.9%
Aisin Seiki Co. Ltd.	7,800	357
Benesse Holdings, Inc.	14,600	373
DCM Holdings Co. Ltd.	3,500	30
EDION Corp.	3,600	30
Fuji Media Holdings, Inc.	23,500	319
Isuzu Motors Ltd.	2,600	31
Nikon Corp.	32,500	485
Nissan Motor Co. Ltd.	109,100	1,070
Onward Holdings Co. Ltd.	28,000	202
Sega Sammy Holdings, Inc.	2,100	30
Sumitomo Rubber Industries Ltd.	17,200	260
Yamada Denki Co. Ltd.	65,900	327

		3,514

CONSUMER STAPLES 0.1%
Coca-Cola West Co. Ltd.	10,700	299
Kirin Holdings Co. Ltd.	12,700	211

		510

ENERGY 0.2%
Idemitsu Kosan Co. Ltd.	12,900	267
JX Holdings, Inc.	158,800	643

		910

FINANCIALS 1.6%
Mitsubishi UFJ Financial Group, Inc.	439,400	2,226
Mizuho Financial Group, Inc.	795,700	1,341
Nishi-Nippon City Bank Ltd.	91,000	193
North Pacific Bank Ltd.	8,400	30

Resona Holdings, Inc.	147,700	621
Sumitomo Mitsui Financial Group, Inc.	44,500	1,503
Sumitomo Mitsui Trust Holdings, Inc.	14,400	471

		6,385

HEALTH CARE 0.4%
Daiichi Sankyo Co. Ltd.	29,500	709
Takeda Pharmaceutical Co. Ltd.	19,700	944

		1,653

INDUSTRIALS 2.0%
Asahi Glass Co. Ltd.	95,000	614
Dai Nippon Printing Co. Ltd.	4,000	39
Hitachi Construction Machinery Co. Ltd.	17,600	351
Hoya Corp.	8,300	334
ITOCHU Corp.	44,400	559
Japan Airlines Co. Ltd.	14,200	418
Komatsu Ltd.	35,500	814
Marubeni Corp.	157,400	809
Mitsubishi Corp.	36,800	839
Mitsui & Co. Ltd.	89,200	1,236
Nippon Yusen KK	244,000	457
Sumitomo Corp.	79,800	893
Toshiba Corp.	99,000	330
West Japan Railway Co.	4,300	267

		7,960

INFORMATION TECHNOLOGY 1.8%
Brother Industries Ltd.	4,900	86
Canon, Inc.	57,500	1,670
DeNA Co. Ltd.	900	33
Fujitsu Ltd.	270,000	1,453
Gree, Inc.	5,200	29
Hitachi Ltd.	469,000	2,198
Ibiden Co. Ltd.	18,800	253
Nippon Electric Glass Co. Ltd.	69,000	357
Ricoh Co. Ltd.	113,400	1,026

		7,105

MATERIALS 0.7%
Asahi Kasei Corp.	13,000	104
Denka Co. Ltd.	36,000	156
DIC Corp.	10,000	309
Mitsubishi Chemical Holdings Corp.	112,200	703
Mitsui Mining & Smelting Co. Ltd.	114,000	239
Nippon Light Metal Holdings Co. Ltd.	14,300	31
Rengo Co. Ltd.	29,000	178
Showa Denko KK	32,000	403
Sumitomo Metal Mining Co. Ltd.	17,000	235
Ube Industries Ltd.	103,000	197

		2,555

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	1,700	272

TELECOMMUNICATION SERVICES 0.6%
Nippon Telegraph & Telephone Corp.	35,500	1,624
NTT DOCOMO, Inc.	35,400	899

		2,523

UTILITIES 0.1%
Chugoku Electric Power Co., Inc.	20,700	260
Hokuriku Electric Power Co.	20,400	249

		509

Total Japan		33,896

LUXEMBOURG 0.4%
CONSUMER DISCRETIONARY 0.0%
RTL Group S.A.	1,980	165

MATERIALS 0.4%
ArcelorMittal	252,752	1,541

Total Luxembourg		1,706

MEXICO 0.0%
CONSUMER DISCRETIONARY 0.0%
Desarrolladora Homex S.A.B. de C.V. (b)	41,996	4

Total Mexico		4

NETHERLANDS 2.6%
CONSUMER STAPLES 0.4%
Koninklijke Ahold Delhaize NV	65,527	1,492

ENERGY 1.8%
Fugro NV	14,335	232
Royal Dutch Shell PLC ‘A’	269,832	6,734

		6,966

FINANCIALS 0.0%
Delta Lloyd NV	15,585	72

INDUSTRIALS 0.3%
Koninklijke Philips NV	45,597	1,349

TELECOMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	100,772	334
VimpelCom Ltd. SP - ADR	43,990	153

		487

Total Netherlands		10,366

NEW ZEALAND 0.1%
TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	154,621	407

Total New Zealand		407

NORWAY 0.7%
CONSUMER STAPLES 0.1%
Marine Harvest ASA	22,717	407

ENERGY 0.5%
Statoil ASA	131,347	2,205

FINANCIALS 0.1%
Gjensidige Forsikring ASA	10,621	199

Total Norway		2,811

PORTUGAL 0.1%
UTILITIES 0.1%
EDP - Energias de Portugal S.A.	125,955	423

Total Portugal		423

SINGAPORE 0.1%
CONSUMER STAPLES 0.1%
Keppel Corp. Ltd.	92,200	367

Total Singapore		367

SPAIN 2.3%
CONSUMER STAPLES 0.1%
Distribuidora Internacional de Alimentacion S.A.	41,620	257

FINANCIALS 1.1%
Banco Santander S.A.	972,301	4,313
Mapfre S.A.	89,529	251

		4,564

INDUSTRIALS 0.3%
Abertis Infraestructuras S.A.	15,726	245
ACS Actividades de Construccion y Servicios S.A.	19,663	594
Obrascon Huarte Lain S.A.	51,438	207

		1,046

TELECOMMUNICATION SERVICES 0.4%
Telefonica S.A.	172,528	1,745

UTILITIES 0.4%
Endesa S.A.	68,329	1,465

Total Spain		9,077

SWEDEN 0.5%
FINANCIALS 0.0%
Ratos AB ‘B’	37,358	177

HEALTH CARE 0.1%
Getinge AB ‘B’	9,470	184

INDUSTRIALS 0.1%
Skanska AB ‘B’	9,506	222

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	82,725	714
Telia Co. AB	123,934	555

		1,269

Total Sweden		1,852

SWITZERLAND 1.9%
CONSUMER DISCRETIONARY 0.1%
Garmin Ltd.	4,370	210

FINANCIALS 1.1%
Baloise Holding AG	1,668	202
Swiss Life Holding AG	3,268	847
Swiss Re AG	16,626	1,502
Zurich Insurance Group AG	7,633	1,969

		4,520

HEALTH CARE 0.6%
Novartis AG	9,043	714
Roche Holding AG	7,451	1,851

		2,565

TELECOMMUNICATION SERVICES 0.1%
Swisscom AG	769	366

Total Switzerland		7,661

UNITED KINGDOM 7.5%
CONSUMER DISCRETIONARY 0.3%
Kingfisher PLC	127,374	621
Marks & Spencer Group PLC	121,873	523
Pearson PLC	3,060	30

		1,174

CONSUMER STAPLES 1.0%
British American Tobacco PLC	34,296	2,187
J Sainsbury PLC	213,927	681
Tate & Lyle PLC	23,033	224
WM Morrison Supermarkets PLC	285,707	807

		3,899

ENERGY 1.2%
BP PLC	825,553	4,812
Subsea 7 S.A.	2,976	32

		4,844

FINANCIALS 2.9%
Barclays PLC	1,219,378	2,644
HSBC Holdings PLC	917,457	6,896
Old Mutual PLC	84,840	222
Standard Chartered PLC	211,705	1,723

		11,485

HEALTH CARE 0.6%
GlaxoSmithKline PLC	116,348	2,478

INDUSTRIALS 0.3%
Aggreko PLC	2,474	30
BAE Systems PLC	134,084	911
Firstgroup PLC (b)	133,894	183
Stagecoach Group PLC	44,625	122

		1,246

MATERIALS 0.1%
Anglo American PLC	22,506	281

TELECOMMUNICATION SERVICES 0.4%
Vodafone Group PLC	622,314	1,785

UTILITIES 0.7%
Centrica PLC	316,245	935
Drax Group PLC	62,968	249
National Grid PLC	94,481	1,335
Severn Trent PLC	6,663	216

		2,735

Total United Kingdom		29,927

UNITED STATES 33.6%
CONSUMER DISCRETIONARY 2.1%
Abercrombie & Fitch Co. ‘A’	26,716	424
Coach, Inc.	4,938	181
Dillard’s, Inc. ‘A’	6,636	418
Ford Motor Co.	59,818	722
Gap, Inc.	41,387	920
Goodyear Tire & Rubber Co.	5,605	181
Guess?, Inc.	16,485	241
Kohl’s Corp.	34,031	1,489
Macy’s, Inc.	19,710	730
Mattel, Inc.	7,980	242
Regal Entertainment Group ‘A’	7,705	168
Rent-A-Center, Inc.	16,856	213
Staples, Inc.	18,291	156
Time, Inc.	17,029	247
Tupperware Brands Corp.	4,312	282
Viacom, Inc. ‘B’	30,601	1,166
Weight Watchers International, Inc. (b)	24,191	250
Wynn Resorts Ltd.	3,832	373

		8,403

CONSUMER STAPLES 2.8%
Altria Group, Inc.	16,633	1,052
Avon Products, Inc.	171,393	970
Bunge Ltd.	3,745	222
Herbalife Ltd. (b)	9,119	565
Kimberly-Clark Corp.	3,186	402
PepsiCo, Inc.	3,796	413
Philip Morris International, Inc.	35,727	3,473
Procter & Gamble Co.	9,053	813
Wal-Mart Stores, Inc.	45,883	3,309

		11,219

ENERGY 7.0%
Apache Corp.	15,401	984
California Resources Corp.	30,070	376
Chesapeake Energy Corp. (b)	308,404	1,934
Chevron Corp.	58,059	5,975
ConocoPhillips	57,462	2,498
CONSOL Energy, Inc.	3,009	58
Denbury Resources, Inc.	90,721	293
Diamond Offshore Drilling, Inc.	11,321	199
Exxon Mobil Corp.	98,848	8,627
Hess Corp.	16,624	891
HollyFrontier Corp.	16,599	407
Marathon Oil Corp.	64,039	1,013
Marathon Petroleum Corp.	18,116	735
Murphy Oil Corp.	22,503	684
National Oilwell Varco, Inc.	21,251	781
Occidental Petroleum Corp.	15,787	1,151
Spectra Energy Corp.	8,743	374
Valero Energy Corp.	11,775	624

		27,604

FINANCIALS 3.5%
Aflac, Inc.	7,172	515
American International Group, Inc.	48,992	2,907
American National Insurance Co.	1,198	146
Assurant, Inc.	5,471	505
Capital One Financial Corp.	10,615	762
Discover Financial Services	9,456	535
Fifth Third Bancorp	8,817	180
JPMorgan Chase & Co.	46,190	3,076
Loews Corp.	10,194	420
Navient Corp.	47,263	684
People’s United Financial, Inc.	13,020	206
Progressive Corp.	8,635	272
Reinsurance Group of America, Inc.	1,808	195
Santander Consumer USA Holdings, Inc. (b)	19,354	235
SLM Corp. (b)	60,911	455
Travelers Cos., Inc.	20,600	2,360
Western Union Co.	22,358	466

		13,919

HEALTH CARE 4.3%
Anthem, Inc.	19,444	2,437
Baxter International, Inc.	11,151	531
HCA Holdings, Inc. (b)	23,272	1,760
Johnson & Johnson	26,496	3,130
Merck & Co., Inc.	14,636	913
Pfizer, Inc.	223,856	7,582
Quest Diagnostics, Inc.	6,462	547

		16,900

INDUSTRIALS 1.8%
Armstrong World Industries, Inc. (b)	8,409	347
Caterpillar, Inc.	15,993	1,420
Deere & Co.	16,249	1,387
Dun & Bradstreet Corp.	1,496	204
Emerson Electric Co.	18,306	998
Joy Global, Inc.	17,289	479
L-3 Communications Holdings, Inc.	4,595	693
Norfolk Southern Corp.	7,470	725
RR Donnelley & Sons Co.	15,370	242
Waste Management, Inc.	10,074	642

		7,137

INFORMATION TECHNOLOGY 4.5%
Booz Allen Hamilton Holding Corp.	14,392	455
CA, Inc.	14,213	470
Corning, Inc.	36,756	869
HP, Inc.	33,324	517
Intel Corp.	143,035	5,400
International Business Machines Corp.	44,387	7,051
Jabil Circuit, Inc.	8,023	175
Lexmark International, Inc. ‘A’	6,995	279
Pitney Bowes, Inc.	20,031	364
Seagate Technology PLC	42,152	1,625
Xerox Corp.	74,883	759

		17,964

MATERIALS 1.4%
CF Industries Holdings, Inc.		15,141	369
Domtar Corp.		10,938	406
Freeport-McMoRan, Inc.		163,745	1,778
Huntsman Corp.		1,879	31
LyondellBasell Industries NV ‘A’		11,193	903
Mosaic Co.		35,645	872
Newmont Mining Corp.		21,589	848
Reliance Steel & Aluminum Co.		2,520	181

			5,388

TELECOMMUNICATION SERVICES 3.4%
AT&T, Inc.		187,198	7,602
CenturyLink, Inc.		51,982	1,426
Frontier Communications Corp.		79,796	332
Telephone & Data Systems, Inc.		4,979	135
Verizon Communications, Inc.		79,925	4,155

			13,650

UTILITIES 2.8%
Ameren Corp.		10,599	521
American Electric Power Co., Inc.		18,105	1,163
CenterPoint Energy, Inc.		22,016	511
Consolidated Edison, Inc.		13,932	1,049
Entergy Corp.		20,152	1,546
Exelon Corp.		37,617	1,252
FirstEnergy Corp.		39,017	1,291
Great Plains Energy, Inc.		11,079	302
Pinnacle West Capital Corp.		5,596	425
PPL Corp.		20,556	711
Public Service Enterprise Group, Inc.		18,434	772
Southern Co.		20,135	1,033
Vectren Corp.		4,415	222
Xcel Energy, Inc.		10,431	429

			11,227

Total United States			133,411

Total Common Stocks (Cost $285,703)			291,933

	PRINCIPAL AMOUNT (000S)
CORPORATE BONDS & NOTES 8.4%
AUSTRALIA 0.1%
BANKING & FINANCE 0.1%
National Australia Bank Ltd.
1.375% due 07/12/2019		$400	398

Total Australia			398

AUSTRIA 0.0%
INDUSTRIALS 0.0%
OGX Austria GmbH
8.500% due 06/01/2018 ^		200	0
8.375% due 04/01/2022 ^		200	0

			0

Total Austria			0

BRAZIL 0.4%
UTILITIES 0.4%
Petrobras Global Finance BV
5.375% due 01/27/2021		483	479
4.375% due 05/20/2023		57	51
4.875% due 03/17/2020		273	277
3.737% due 03/17/2020		37	36
4.250% due 10/02/2023	EUR	100	105
6.250% due 12/14/2026	GBP	100	121
6.850% due 06/05/2115		$108	92

6.875% due 01/20/2040		2	2
8.375% due 05/23/2021		485	533

			1,696

Total Brazil			1,696

CAYMAN ISLANDS 0.0%
UTILITIES 0.0%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022		150	47

Total Cayman Islands			47

DENMARK 0.7%
BANKING & FINANCE 0.7%
Nykredit Realkredit A/S
3.000% due 10/01/2047	DKK	10,300	1,608
Realkredit Danmark A/S
2.000% due 04/01/2017		8,800	1,344

			2,952

Total Denmark			2,952

FRANCE 0.8%
BANKING & FINANCE 0.4%
BPCE S.A.
12.500% due 09/30/2019 (f)		$100	127
Credit Agricole S.A.
7.875% due 01/23/2024 (f)		500	502
RCI Banque S.A.
3.500% due 04/03/2018		1,000	1,028

			1,657

INDUSTRIALS 0.4%
SFR Group S.A.
7.375% due 05/01/2026		1,400	1,433

Total France			3,090

IRELAND 0.2%
BANKING & FINANCE 0.1%
Vnesheconombank Via VEB Finance PLC
6.902% due 07/09/2020		100	109

INDUSTRIALS 0.1%
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	300	461

Total Ireland			570

ITALY 0.1%
UTILITIES 0.1%
Telecom Italia SpA
7.375% due 12/15/2017		250	346

Total Italy			346

LUXEMBOURG 0.5%
BANKING & FINANCE 0.2%
Sberbank of Russia Via SB Capital S.A.
3.352% due 11/15/2019	EUR	200	237
6.125% due 02/07/2022		$400	442

			679

UTILITIES 0.3%
Gazprom Neft OAO Via GPN Capital S.A.
4.375% due 09/19/2022		300	302
6.000% due 11/27/2023		300	325
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		600	692
5.999% due 01/23/2021		30	33

6.605% due 02/13/2018	EUR	50	60

			1,412

Total Luxembourg			2,091

MEXICO 0.0%
INDUSTRIALS 0.0%
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^		$300	0
9.250% due 06/30/2020 ^		100	0

			0

Total Mexico			0

NETHERLANDS 0.1%
BANKING & FINANCE 0.0%
Cooperatieve Rabobank UA
6.625% due 06/29/2021 (f)	EUR	200	237

INDUSTRIALS 0.1%
Schaeffler Holding Finance BV (6.875% Cash or 6.875% PIK)
6.875% due 08/15/2018 (a)		38	43
Teva Pharmaceutical Finance Netherlands BV
2.800% due 07/21/2023		$250	251

			294

Total Netherlands			531

UNITED KINGDOM 2.4%
BANKING & FINANCE 2.1%
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	300	487
7.625% due 11/21/2022		$830	924
Barclays PLC
7.875% due 09/15/2022 (f)	GBP	300	380
Co-operative Group Holdings Ltd.
6.875% due 07/08/2020		100	151
HSBC Holdings PLC
3.600% due 05/25/2023		$200	207
6.000% due 09/29/2023 (f)	EUR	520	614
Lloyds Banking Group PLC
7.875% due 06/27/2029 (f)	GBP	400	540
7.625% due 06/27/2023 (f)		200	266
Mitchells & Butlers Finance PLC
0.832% due 12/15/2030		152	170
Royal Bank of Scotland Group PLC
2.500% due 03/22/2023	EUR	350	398
7.500% due 08/10/2020 (f)		$360	334
8.000% due 08/10/2025 (f)		750	707
Royal Bank of Scotland PLC
9.500% due 03/16/2022		200	207
Santander UK Group Holdings PLC
4.750% due 09/15/2025		760	763
Santander UK PLC
5.000% due 11/07/2023		200	209
Tesco Property Finance PLC
5.744% due 04/13/2040	GBP	480	648
6.052% due 10/13/2039		782	1,126
TIG FinCo PLC
8.500% due 03/02/2020		60	80

			8,211

INDUSTRIALS 0.3%
Enterprise Inns PLC
6.875% due 02/15/2021		200	280
Marstons Issuer PLC
5.641% due 07/15/2035		200	238
SABMiller PLC
6.500% due 07/15/2018		$400	435
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	200	274
3.076% due 12/28/2031		22	26

Unique Pub Finance Co. PLC
5.659% due 06/30/2027	51	69

		1,322

Total United Kingdom		9,533

UNITED STATES 3.0%
BANKING & FINANCE 1.4%
Blackstone CQP Holdco LP
9.296% due 03/19/2019	$321	325
Cantor Fitzgerald LP
7.875% due 10/15/2019	280	312
CIT Group, Inc.
3.875% due 02/19/2019	378	387
International Lease Finance Corp.
7.125% due 09/01/2018	325	355
6.250% due 05/15/2019	1,110	1,206
JPMorgan Chase & Co.
2.950% due 10/01/2026	1,000	1,005
Loews Corp.
3.750% due 04/01/2026	175	186
Navient Corp.
8.000% due 03/25/2020	600	645
Springleaf Finance Corp.
6.900% due 12/15/2017	200	211
8.250% due 12/15/2020	980	1,078

		5,710

INDUSTRIALS 1.3%
Anheuser-Busch InBev Finance, Inc.
4.700% due 02/01/2036	16	18
4.900% due 02/01/2046	17	20
3.650% due 02/01/2026	11	12
Baxter International, Inc.
2.600% due 08/15/2026	11	11
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(g)	291	306
9.000% due 02/15/2020 ^(g)	244	253
11.250% due 06/01/2017 ^(g)	309	320
CVS Pass-Through Trust
8.353% due 07/10/2031	703	941
Dakota Merger Sub, Inc.
7.750% due 09/01/2023	103	104
Express Scripts Holding Co.
3.400% due 03/01/2027	8	8
4.800% due 07/15/2046	9	9
3.000% due 07/15/2023	3	3
iHeartCommunications, Inc.
9.000% due 03/01/2021	3	2
9.000% due 12/15/2019	54	43
9.000% due 09/15/2022	697	508
Sabine Pass LNG LP
7.500% due 11/30/2016	385	388
Time Warner Cable LLC
6.750% due 07/01/2018	500	543
5.000% due 02/01/2020	600	651
Tyson Foods, Inc.
4.875% due 08/15/2034	500	556
Viacom, Inc.
2.200% due 04/01/2019	450	452

		5,148

UTILITIES 0.3%
AT&T, Inc.
5.650% due 02/15/2047	8	10
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018	800	839
Verizon Communications, Inc.
5.150% due 09/15/2023	216	252

		1,101

Total United States		11,959

VENEZUELA 0.1%
INDUSTRIALS 0.1%
Petroleos de Venezuela S.A.
8.500% due 11/02/2017	400	346

Total Venezuela		346

Total Corporate Bonds & Notes (Cost $33,723)		33,559

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.9%
UNITED KINGDOM 0.7%
Eurosail PLC
1.329% due 06/13/2045	GBP	1,241	1,424
Grifonas Finance PLC
0.088% due 08/28/2039	EUR	445	377
Juno Eclipse Ltd.
0.000% due 11/20/2022		454	507
RMAC PLC
0.620% due 06/12/2036	GBP	329	387

Total United Kingdom			2,695

UNITED STATES 3.2%
Banc of America Alternative Loan Trust
6.000% due 04/25/2036 ^		$67	59
6.000% due 07/25/2046 ^		138	122
Banc of America Funding Trust
2.990% due 05/20/2036 ^		31	28
Banc of America Mortgage Trust
4.840% due 11/20/2046 ^		13	11
6.000% due 10/25/2036 ^		38	32
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036		178	169
Chase Mortgage Finance Trust
3.101% due 09/25/2036 ^		79	69
Countrywide Alternative Loan Trust
1.225% due 10/25/2037 ^		6,478	2,042
5.500% due 09/25/2035		2,110	1,998
6.000% due 06/25/2036 ^		197	164
6.000% due 02/25/2037 ^		90	63
6.000% due 06/25/2037 ^		622	483
6.250% due 12/25/2036 ^		38	28
Countrywide Home Loan Mortgage Pass-Through Trust
1.025% due 07/25/2037 ^		32	20
Credit Suisse First Boston Mortgage Securities Corp.
6.000% due 11/25/2035 ^		23	15
6.000% due 01/25/2036		56	43
Credit Suisse Mortgage Capital Certificates
2.664% due 12/29/2037		202	139
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.000% due 03/25/2037 ^		3	3
First Horizon Alternative Mortgage Securities Trust
2.807% due 06/25/2036		628	512
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^		17	15
JPMorgan Alternative Loan Trust
1.841% due 05/26/2037		122	108
JPMorgan Mortgage Trust
6.500% due 07/25/2036 ^		135	111
Merrill Lynch Mortgage Investors Trust
2.868% due 03/25/2036 ^		21	14
Residential Accredit Loans, Inc. Trust
0.925% due 10/25/2045		156	113
5.500% due 03/25/2037		720	566
6.250% due 03/25/2037 ^		55	45
Structured Adjustable Rate Mortgage Loan Trust
3.022% due 10/25/2036 ^		3,462	2,561
Wells Fargo Alternative Loan Trust
3.183% due 07/25/2037 ^		2,143	1,825
Wells Fargo Commercial Mortgage Trust
3.412% due 09/15/2058		1,156	1,234

Total United States			12,592

Total Non-Agency Mortgage-Backed Securities (Cost $16,738)			15,287

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.2%
California State Public Works Board Revenue Bonds, Series 2011
5.786% due 12/01/2021		750	851

Total California			851

ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035		15	16
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		120	116

Total Illinois			132

MICHIGAN 0.1%
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	220	217

Total Michigan		217

PENNSYLVANIA 0.3%
Pennsylvania Higher Education Assistance Agency Revenue Bonds, Series 2009
1.615% due 07/25/2029	1,417	1,421

Total Pennsylvania		1,421

VIRGINIA 0.1%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046	385	332

Total Virginia		332

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	365	351

Total West Virginia		351

Total Municipal Bonds & Notes (Cost $3,176)		3,304

	SHARES
PREFERRED STOCKS 0.3%
GERMANY 0.3%
INDUSTRIALS 0.3%
Volkswagen AG	9,600	1,265

Total Preferred Stocks (Cost $1,314)		1,265

REAL ESTATE INVESTMENT TRUSTS 0.4%
CANADA 0.1%
REAL ESTATE 0.1%
Dream Office Real Estate Investment Trust	15,474	199

Total Canada		199

UNITED STATES 0.3%
FINANCIALS 0.2%
Annaly Capital Management, Inc.	50,484	530
Chimera Investment Corp.	10,106	161

		691

REAL ESTATE 0.1%
Corrections Corp. of America	7,362	102
Hospitality Properties Trust	6,362	189
Iron Mountain, Inc.	8,986	338

		629

Total United States		1,320

Total Real Estate Investment Trusts (Cost $1,657)		1,519

	PRINCIPAL AMOUNT (000S)
SOVEREIGN ISSUES 0.6%
BRAZIL 0.4%
Brazil Government International Bond
5.625% due 02/21/2047	$1,300	1,280

Brazil Notas do Tesouro Nacional
6.000% due 05/15/2045 (e)	BRL	1,468	465

Total Brazil			1,745

GREECE 0.2%
Republic of Greece Government International Bond
3.800% due 08/08/2017	JPY	39,000	374
4.500% due 07/03/2017		10,000	97
4.750% due 04/17/2019	EUR	100	103

Total Greece			574

SPAIN 0.0%
Autonomous Community of Catalonia
4.900% due 09/15/2021		50	58

Total Spain			58

VENEZUELA 0.0%
Venezuela Government International Bond
7.650% due 04/21/2025	$	100	48
7.750% due 10/13/2019		200	124

Total Venezuela			172

Total Sovereign Issues (Cost $2,763)			2,549

U.S. GOVERNMENT AGENCIES 2.3%
UNITED STATES 2.3%
Fannie Mae
3.000% due 11/01/2029		38	40
3.500% due 02/01/2046		1,895	2,000
Fannie Mae, TBA
2.500% due 11/01/2031		1,000	1,034
3.000% due 11/01/2046 - 12/01/2046		3,000	3,108
3.500% due 11/01/2046		1,000	1,054
Freddie Mac, TBA
3.000% due 11/01/2046		2,000	2,074

Total U.S. Government Agencies (Cost $9,292)			9,310

U.S. TREASURY OBLIGATIONS 0.3%
UNITED STATES 0.3%
U.S. Treasury Notes
1.125% due 06/30/2021		1,100	1,099

Total U.S. Treasury Obligations (Cost $1,107)			1,099

SHORT-TERM INSTRUMENTS (h) 0.7%
REPURCHASE AGREEMENTS 0.1%			486

JAPAN TREASURY BILLS 0.6%
(0.269)% due 10/24/2016 (c)(d)	JPY	240,000	2,367

Total Short-Term Instruments (Cost $2,756)			2,853

Total Investments in Securities (Cost $391,596)			396,717

		SHARES
INVESTMENTS IN AFFILIATES 0.8%
SHORT-TERM INSTRUMENTS 0.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.8%
PIMCO Short-Term Floating NAV Portfolio III		311,569	3,080

Total Short-Term Instruments (Cost $3,080)			3,080

Total Investments in Affiliates (Cost $3,080)			3,080

Total Investments 100.5% (Cost $394,676)			$399,797
Financial Derivative Instruments (i)(j) (0.1)% (Cost or Premiums, net $(454))			(414)
Other Assets and Liabilities, net (0.4)%			(1,771)

Net Assets 100.0%			$397,612

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Payment in-kind security.

(b)	Security did not produce income within the last twelve months.

(c)	Coupon represents a yield to maturity.

(d)	Zero coupon security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(g)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

Borrowings and Other Financing Transactions

(h)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$486	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(498)	$486	$486

Total Repurchase Agreements						$(498)	$486	$486

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(i)    Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)	Asset	Liability
British pound currency December Futures	Short	12/2016	56	$73	$0	$(4)
Euro currency December Futures	Short	12/2016	11	(4)	0	(3)
Japanese yen currency December Futures	Short	12/2016	3	(4)	2	0

Total Futures Contracts				$65	$2	$(7)

Swap Agreements:

Credit Default Swaps on Credit Indices - Sell Protection (1)

						Variation Margin
Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized Appreciation	Asset	Liability
CDX.HY-26 5-Year Index	5.000%	06/20/2021	$530	$28	$19	$3	$0
CDX.IG-26 5-Year Index	1.000	06/20/2021	800	12	7	1	0

				$40	$26	$4	$0

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

								Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)	Asset	Liability
Receive	3-Month USD-LIBOR	1.750%	12/21/2026	$	1,000	$(22)	$2	$5	$0
Receive	3-Month USD-LIBOR *	1.750	12/21/2026		5,700	(142)	(16)	31	0
Receive	3-Month USD-LIBOR *	2.250	12/21/2046		600	(60)	17	11	0
Pay	6-Month AUD-BBR-BBSW	2.750	06/17/2026	AUD	8,700	410	60	25	0
Pay	28-Day MXN-TIIE	5.990	01/30/2026	MXN	4,300	(6)	(3)	0	0
Pay	28-Day MXN-TIIE	6.080	03/10/2026		14,100	(16)	(8)	0	(1)
Pay	28-Day MXN-TIIE	6.490	09/08/2026		30,000	12	(1)	0	(2)

						$176	$51	$72	$(3)

Total Swap Agreements						$216	$77	$76	$(3)

*	This security has a forward starting effective date.

(j)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016		$366	EUR	328	$3	$0
	10/2016		60	JPY	6,094	0	0
BOA	10/2016	BRL	5,071		$1,552	0	(7)
	10/2016	JPY	110,000		1,029	0	(57)
	10/2016		$1,562	BRL	5,071	0	(3)
	10/2016		1,351	DKK	8,976	3	0
	11/2016	GBP	128		$167	1	0
	01/2017	DKK	10,500		1,587	0	(4)
	04/2017		8,976		1,362	0	(4)
CBK	10/2016	JPY	130,000		1,216	0	(67)
	10/2016		$1,086	MXN	19,713	0	(71)
FBF	10/2016	RUB	35,977		$562	0	(10)
	12/2016		$554	RUB	35,977	9	0
GLM	10/2016	JPY	536,188		$5,345	58	0
	10/2016		$3,242	EUR	2,892	7	0
	11/2016	EUR	2,892		$3,246	0	(7)
	11/2016		$204	GBP	155	0	(3)
JPM	10/2016	AUD	834		$627	0	(12)
	10/2016		$492	EUR	438	0	0
	11/2016	GBP	2,393		$3,109	4	0
MSB	10/2016	BRL	5,071		1,562	3	0
	10/2016	DKK	19,541		2,917	0	(31)
	10/2016	EUR	3,628		4,104	28	0
	10/2016		$1,566	BRL	5,071	0	(7)
	11/2016	BRL	5,071		$1,553	7	0
	11/2016	GBP	16		21	0	0
SCX	10/2016		$5,264	JPY	530,094	0	(37)
	10/2016		548	RUB	35,977	24	0
	11/2016	GBP	69		$91	1	0
	11/2016	JPY	530,094		5,270	37	0
SSB	10/2016	CAD	438		334	0	0
	10/2016		$250	AUD	325	0	0
	10/2016		294	JPY	29,731	0	0
UAG	10/2016	EUR	30		$34	0	0

Total Forward Foreign Currency Contracts						$185	$(320)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

								Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Maturity Date	Implied Credit Spread at September 30, 2016 (2)	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
GST	Petrobras Global Finance BV	1.000%	12/20/2021	4.964%	$200	$(37)	$1	$0	$(36)

Credit Default Swaps on Credit Indices - Sell Protection (1)

							Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Maturity Date	Notional Amount (3)	Premiums (Received)	Unrealized Appreciation	Asset	Liability
DUB	CMBX.NA.AAA.9 Index	0.500%	09/17/2058	$2,300	$(128)	$44	$0	$(84)
FBF	CMBX.NA.AAA.9 Index	0.500	09/17/2058	600	(24)	2	0	(22)
GST	CMBX.NA.AAA.9 Index	0.500	09/17/2058	3,200	(132)	15	0	(117)
MYC	CMBX.NA.AAA.9 Index	0.500	09/17/2058	2,400	(133)	45	0	(88)

					$(417)	$106	$0	$(311)

Total Swap Agreements					$(454)	$107	$0	$(347)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Asset-Backed Securities
Cayman Islands	$0	$5,441	$0	$5,441
United States	0	25,231	0	25,231
Bank Loan Obligations
United States	0	3,360	7	3,367
Common Stocks
Australia
Consumer Discretionary	0	311	0	311
Consumer Staples	0	626	0	626
Energy	0	519	0	519
Financials	0	806	0	806
Health Care	0	237	0	237
Industrials	0	709	0	709
Materials	0	1,799	0	1,799
Austria
Energy	0	584	0	584
Financials	0	554	0	554
Materials	0	306	0	306
Belgium
Consumer Discretionary	0	158	0	158
Telecommunication Services	0	319	0	319
Canada
Energy	1,580	85	0	1,665
Financials	2,899	0	0	2,899
Industrials	152	0	0	152
Materials	3,082	0	0	3,082
Telecommunication Services	236	0	0	236
Utilities	779	0	0	779
Denmark
Industrials	0	1,246	0	1,246
Telecommunication Services	0	415	0	415
Finland
Industrials	0	31	0	31
Materials	0	344	0	344
Utilities	0	589	0	589
France
Consumer Discretionary	0	3,057	0	3,057
Consumer Staples	0	517	0	517
Energy	0	3,352	0	3,352
Financials	0	2,580	0	2,580
Health Care	0	3,802	0	3,802
Industrials	0	2,652	0	2,652
Materials	0	93	0	93
Telecommunication Services	0	2,072	0	2,072
Utilities	0	3,016	0	3,016
Germany
Consumer Discretionary	0	1,233	0	1,233
Consumer Staples	0	1,282	0	1,282
Financials	0	1,354	0	1,354
Health Care	0	242	0	242
Industrials	0	1,619	0	1,619
Materials	0	2,108	0	2,108
Utilities	0	4,084	0	4,084
Hong Kong
Consumer Discretionary	0	273	0	273
Financials	0	240	0	240
Industrials	0	224	0	224
Information Technology	0	256	0	256
Real Estate	0	1,021	0	1,021
Israel
Financials	0	509	0	509
Materials	0	277	0	277
Telecommunication Services	0	486	0	486
Italy
Energy	0	2,378	0	2,378
Financials	0	584	0	584
Utilities	0	2,348	0	2,348
Japan
Consumer Discretionary	0	3,514	0	3,514
Consumer Staples	0	510	0	510
Energy	0	910	0	910
Financials	0	6,385	0	6,385
Health Care	0	1,653	0	1,653
Industrials	0	7,960	0	7,960
Information Technology	0	7,105	0	7,105
Materials	0	2,555	0	2,555
Real Estate	0	272	0	272
Telecommunication Services	0	2,523	0	2,523
Utilities	0	509	0	509
Luxembourg
Consumer Discretionary	0	165	0	165
Materials	0	1,541	0	1,541
Mexico
Consumer Discretionary	4	0	0	4
Netherlands
Consumer Staples	0	1,492	0	1,492
Energy	0	6,966	0	6,966
Financials	0	72	0	72
Industrials	0	1,349	0	1,349
Telecommunication Services	153	334	0	487
New Zealand
Telecommunication Services	0	407	0	407
Norway
Consumer Staples	0	407	0	407
Energy	0	2,205	0	2,205
Financials	0	199	0	199
Portugal
Utilities	0	423	0	423
Singapore
Consumer Staples	0	367	0	367
Spain
Consumer Staples	0	257	0	257
Financials	0	4,564	0	4,564
Industrials	0	1,046	0	1,046
Telecommunication Services	0	1,745	0	1,745
Utilities	0	1,465	0	1,465
Sweden
Financials	0	177	0	177
Health Care	0	184	0	184
Industrials	0	222	0	222
Telecommunication Services	0	1,269	0	1,269
Switzerland
Consumer Discretionary	210	0	0	210
Financials	0	4,520	0	4,520
Health Care	0	2,565	0	2,565
Telecommunication Services	0	366	0	366
United Kingdom
Consumer Discretionary	0	1,174	0	1,174
Consumer Staples	0	3,899	0	3,899
Energy	0	4,844	0	4,844
Financials	0	11,485	0	11,485
Health Care	0	2,478	0	2,478
Industrials	0	1,246	0	1,246
Materials	0	281	0	281
Telecommunication Services	0	1,785	0	1,785
Utilities	0	2,735	0	2,735
United States
Consumer Discretionary	8,403	0	0	8,403
Consumer Staples	11,219	0	0	11,219
Energy	27,546	58	0	27,604
Financials	13,919	0	0	13,919
Health Care	16,900	0	0	16,900
Industrials	7,137	0	0	7,137
Information Technology	17,964	0	0	17,964
Materials	5,357	31	0	5,388
Telecommunication Services	13,650	0	0	13,650
Utilities	11,227	0	0	11,227
Corporate Bonds & Notes
Australia
Banking & Finance	0	398	0	398
Brazil
Utilities	0	1,696	0	1,696
Cayman Islands
Utilities	0	47	0	47
Denmark
Banking & Finance	0	2,952	0	2,952
France
Banking & Finance	0	1,657	0	1,657
Industrials	0	1,433	0	1,433
Ireland
Banking & Finance	0	109	0	109
Industrials	0	461	0	461
Italy
Utilities	0	346	0	346
Luxembourg
Banking & Finance	0	679	0	679
Utilities	0	1,412	0	1,412
Netherlands
Banking & Finance	0	237	0	237
Industrials	0	294	0	294
United Kingdom
Banking & Finance	0	8,211	0	8,211
Industrials	0	1,322	0	1,322
United States
Banking & Finance	0	5,710	0	5,710
Industrials	0	5,148	0	5,148
Utilities	0	1,101	0	1,101
Venezuela
Industrials	0	346	0	346
Non-Agency Mortgage-Backed Securities
United Kingdom	0	2,695	0	2,695
United States	0	12,592	0	12,592
Municipal Bonds & Notes
California	0	851	0	851
Illinois	0	132	0	132
Michigan	0	217	0	217
Pennsylvania	0	1,421	0	1,421
Virginia	0	332	0	332
West Virginia	0	351	0	351
Preferred Stocks
Germany
Industrials	0	1,265	0	1,265
Real Estate Investment Trusts
Canada
Real Estate	199	0	0	199
United States
Financials	691	0	0	691
Real Estate	629	0	0	629
Sovereign Issues
Brazil	0	1,745	0	1,745
Greece	0	574	0	574
Spain	0	58	0	58
Venezuela	0	172	0	172
U.S. Government Agencies
United States	0	9,310	0	9,310
U.S. Treasury Obligations
United States	0	1,099	0	1,099
Short-Term Instruments
Repurchase Agreements	0	486	0	486
Japan Treasury Bills	0	2,367	0	2,367
	$143,936	$252,774	$7	$396,717

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$3,080	$0	$0	$3,080

Total Investments	$147,016	$252,774	$7	$399,797

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	2	76	0	78
Over the counter	0	185	0	185
	$2	$261	$0	$263

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(7)	(3)	0	(10)
Over the counter	0	(667)	0	(667)

	$(7)	$(670)	$0	$(677)

Totals	$147,011	$252,365	$7	$399,383
There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO EqS® Long/Short Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 75.8%
COMMON STOCKS 46.2%
CANADA 2.6%
ENERGY 2.6%
Enbridge, Inc.	240,000	$10,548
TransCanada Corp.	160,000	7,599

		18,147

Total Canada		18,147

NETHERLANDS 1.1%
CONSUMER DISCRETIONARY 1.1%
Wolters Kluwer NV	180,000	7,695

Total Netherlands		7,695

SWITZERLAND 4.3%
CONSUMER STAPLES 4.3%
Nestle S.A.	380,000	30,006

Total Switzerland		30,006

UNITED KINGDOM 6.0%
CONSUMER DISCRETIONARY 0.6%
Delphi Automotive PLC	56,000	3,994

INDUSTRIALS 5.4%
IHS Markit Ltd. (a)	1,000,000	37,550

Total United Kingdom		41,544

UNITED STATES 32.2%
CONSUMER DISCRETIONARY 4.1%
Aramark	360,000	13,691
NVR, Inc. (a)(g)	8,000	13,119
Royal Caribbean Cruises Ltd.	25,000	1,874

		28,684

CONSUMER STAPLES 1.6%
Sanderson Farms, Inc.	120,000	11,560

ENERGY 6.7%
Energy Transfer Partners LP	440,000	16,280
Helmerich & Payne, Inc. (g)	55,000	3,701
Patterson-UTI Energy, Inc. (g)	180,000	4,027
Spectra Energy Partners LP	110,000	4,806
Williams Partners LP	490,000	18,223

		47,037

FINANCIALS 3.1%
Bank of the Ozarks, Inc. (g)	180,000	6,912
U.S. Bancorp	340,000	14,583

		21,495

HEALTH CARE 5.0%
HCA Holdings, Inc. (a)	135,000	10,210
Laboratory Corp. of America Holdings (a)	180,000	24,746

		34,956

INDUSTRIALS 1.8%
KAR Auction Services, Inc.	290,000	12,516

INFORMATION TECHNOLOGY 8.6%
DST Systems, Inc.	190,000	22,405
eBay, Inc. (a)	400,000	13,160
First Data Corp. ‘A’ (a)	1,850,000	24,346

		59,911

TELECOMMUNICATION SERVICES 1.3%
Level 3 Communications, Inc. (a)	200,000	9,276

Total United States		225,435

Total Common Stocks (Cost $294,394)		322,827

REAL ESTATE INVESTMENT TRUSTS 0.5%
UNITED STATES 0.5%
REAL ESTATE 0.5%
Iron Mountain, Inc.	100,000	3,753

Total Real Estate Investment Trusts (Cost $2,684)		3,753

	PRINCIPAL AMOUNT (000S)
U.S. TREASURY OBLIGATIONS 0.5%
UNITED STATES 0.5%
U.S. Treasury Floating Rate Notes
0.424% due 07/31/2018	$3,200	3,200

Total U.S. Treasury Obligations (Cost $3,200)		3,200

SHORT-TERM INSTRUMENTS 28.6%
REPURCHASE AGREEMENTS (d) 0.0%		226

U.S. TREASURY BILLS 28.6%
0.488% due 03/02/2017 - 03/16/2017 (b)(c)(h)(j)	200,100	199,778

Total Short-Term Instruments (Cost $199,914)		200,004

Total Investments in Securities (Cost $500,192)		529,784

	SHARES
INVESTMENTS IN AFFILIATES 24.9%
SHORT-TERM INSTRUMENTS 24.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 24.9%
PIMCO Short-Term Floating NAV Portfolio III	17,643,501	174,424

Total Short-Term Instruments (Cost $174,392)		174,424

Total Investments in Affiliates (Cost $174,392)		174,424

Total Investments 100.7% (Cost $674,584)		$704,208
Securities Sold Short (e) (9.8)% (Proceeds $69,042)		(68,758)
Financial Derivative Instruments (f)(i) (0.1)% (Cost or Premiums, net $0)		(390)
Other Assets and Liabilities, net 9.2%		64,557

Net Assets 100.0%		$699,617

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Zero coupon security.

Borrowings and Other Financing Transactions

(d)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
SSB	0.010%	09/30/2016	10/03/2016	$226	U.S. Treasury Notes 2.125% due 08/15/2021 (2)	$(231)	$226	$226

Total Repurchase Agreements						$(231)	$226	$226

(1)	Includes accrued interest.
(2)	Collateral is held in custody by the counterparty.

(e)	Securities Sold Short:

Counterparty	Description	Shares	Proceeds	Payable for Short Sales (3)
	Common Stocks
	Switzerland
	Energy
GSC	Transocean Ltd.	850,000	$(9,555)	$(9,061)
	United Kingdom
	Industrials
GSC	Rolls-Royce Holdings PLC	200,000	(1,916)	(1,866)
	United States
	Consumer Discretionary
FOB	Buckle, Inc.	130,430	(4,040)	(3,134)
GSC	Chipotle Mexican Grill, Inc.	10,000	(4,008)	(4,235)
	Select Comfort Corp.	53,900	(1,215)	(1,164)
	Consumer Staples
FOB	Mead Johnson Nutrition Co.	25,000	(2,197)	(1,986)
	Energy
	MPLX LP	56,825	(1,899)	(1,924)
GSC	Chevron Corp.	35,000	(3,468)	(3,602)
	Continental Resources, Inc.	75,000	(3,682)	(3,897)
	HollyFrontier Corp.	144,498	(3,764)	(3,540)
	Marathon Petroleum Corp.	92,543	(3,761)	(3,756)
GSC	Exxon Mobil Corp.	170,000	(14,826)	(14,838)
	Health Care
FOB	Quest Diagnostics, Inc.	100,000	(7,696)	(8,503)
	Real Estate Investment Trusts
	United States
	Real Estate
GSC	National Retail Properties, Inc.	70,000	(3,428)	(3,560)
	Realty Income Corp.	55,000	(3,587)	(3,692)

Total Short Sales			$(69,042)	$(68,758)

(3)	Payable for short sales includes $61 of dividends payable.

(f)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Futures Contracts:

					Variation Margin
Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)	Asset	Liability
E-mini S&P 500 Index December Futures	Short	12/2016	65	$(23)	$0	$(38)
Russell 2000 Mini Index December Futures	Short	12/2016	232	(392)	0	(281)

Total Futures Contracts				$(415)	$0	$(319)

(g)	Securities with an aggregate market value of $21,468 and cash of $70,061 have been pledged as collateral as of September 30, 2016 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

(h)	Securities with an aggregate market value of $1,700 and cash of $353 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2016.

(i)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability
AZD	10/2016	AUD	7,487		$5,647	$0	$(84)
BOA	10/2016	EUR	6,857		7,677	0	(25)
CBK	10/2016	CAD	24,488		18,779	114	0
	10/2016		$1,773	CAD	2,325	0	(1)
GLM	10/2016		7,687	EUR	6,857	16	0
	11/2016	EUR	6,857		$7,696	0	(17)
JPM	10/2016		$5,538	AUD	7,373	105	0
	10/2016		16,751	CAD	22,162	141	0
	11/2016	CAD	22,162		$16,754	0	(142)
MSB	10/2016	CHF	29,598		30,295	0	(172)
	10/2016		$30,450	CHF	29,598	16	0
	11/2016	CHF	29,598		$30,496	0	(22)

Total Forward Foreign Currency Contracts						$392	$(463)

(j)	Securities with an aggregate market value of $341 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2016.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Common Stocks
Canada
Energy	$18,147	$0	$0	$18,147
Netherlands
Consumer Discretionary	0	7,695	0	7,695
Switzerland
Consumer Staples	0	30,006	0	30,006
United Kingdom
Consumer Discretionary	3,994	0	0	3,994
Industrials	37,550	0	0	37,550
United States
Consumer Discretionary	28,684	0	0	28,684
Consumer Staples	11,560	0	0	11,560
Energy	47,037	0	0	47,037
Financials	21,495	0	0	21,495
Health Care	34,956	0	0	34,956
Industrials	12,516	0	0	12,516
Information Technology	59,911	0	0	59,911
Telecommunication Services	9,276	0	0	9,276
Real Estate Investment Trusts
United States
Real Estate	3,753	0	0	3,753
U.S. Treasury Obligations
United States	0	3,200	0	3,200
Short-Term Instruments
Repurchase Agreements	0	226	0	226
U.S. Treasury Bills	0	199,778	0	199,778
	$288,879	$240,905	$0	$529,784

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$174,424	$0	$0	$174,424

Total Investments	$463,303	$240,905	$0	$704,208

Short Sales, at Value - Liabilities
Common Stocks
Switzerland	0	0	0	0
Energy	$(9,061)	$0	$0	$(9,061)
United Kingdom
Industrials	0	(1,866)	0	(1,866)
United States
Consumer Discretionary	(8,533)	0	0	(8,533)
Consumer Staples	(1,986)	0	0	(1,986)
Energy	(31,557)	0	0	(31,557)
Health Care	(8,503)	0	0	(8,503)
Real Estate Investment Trusts
United States
Real Estate	(7,252)	0	0	(7,252)
	$(66,892)	$(1,866)	$0	$(68,758)

Financial Derivative Instruments - Assets
Over the counter	$0	$392	$0	$392

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(319)	0	0	(319)
Over the counter	0	(463)	0	(463)
	$(319)	$(463)	$0	$(782)

Totals	$396,092	$238,968	$0	$635,060

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Emerging Markets Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%
COMMON STOCKS 93.2%
BRAZIL 15.4%
CONSUMER DISCRETIONARY 0.2%
Grendene S.A.	28,300	$156
Lojas Renner S.A.	57,700	434
MRV Engenharia e Participacoes S.A.	349,300	1,282
Via Varejo S.A.	360,000	705

		2,577

CONSUMER STAPLES 1.0%
Ambev S.A. ADR	453,857	2,764
BRF S.A.	41,300	703
Hypermarcas S.A.	67,200	576
JBS S.A.	689,300	2,505
Marfrig Global Foods S.A. (a)	1,560,300	2,504
Natura Cosmeticos S.A.	645,900	6,203

		15,255

ENERGY 2.9%
Cosan S.A. Industria e Comercio	142,100	1,648
Petroleo Brasileiro S.A. SP - ADR (a)	4,718,094	44,020
Ultrapar Participacoes S.A.	9,300	203

		45,871

FINANCIALS 5.9%
Banco Bradesco S.A. ADR	2,714,322	24,619
Banco do Brasil S.A.	3,546,900	24,867
BM&FBovespa S.A. - Bolsa de Valores Mercadorias e Futuros	973,100	5,030
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	367,700	1,157
Grupo BTG Pactual	87,887	384
Itau Unibanco Holding S.A. SP - ADR ‘H’	3,140,698	34,359
Porto Seguro S.A.	18,800	172
Sul America S.A.	591,559	2,952

		93,540

INDUSTRIALS 0.2%
CCR S.A.	415,400	2,164
EcoRodovias Infraestrutura e Logistica S.A. (a)	341,600	934
Embraer S.A. SP - ADR	32,571	562

		3,660

MATERIALS 1.5%
Cia Siderurgica Nacional S.A. SP - ADR (a)	4,428,908	12,224
Duratex S.A.	402,900	1,065
Fibria Celulose S.A. SP - ADR	150,984	1,067
Gerdau S.A. SP - ADR	3,581,789	9,743

		24,099

REAL ESTATE 0.1%
BR Malls Participacoes S.A. (a)	442,020	1,672
BR Properties S.A.	166,100	436

		2,108

TELECOMMUNICATION SERVICES 0.7%
Telefonica Brasil S.A. ADR	531,603	7,692
TIM Participacoes S.A. ADR	323,867	3,964

		11,656

UTILITIES 2.9%
AES Tiete Energia S.A.	305,500	1,504
Alupar Investimento S.A.	66,625	331

Cia de Saneamento Basico do Estado de Sao Paulo ADR	813,642	7,534
Cia de Saneamento de Minas Gerais-COPASA	74,500	749
Cia Energetica de Minas Gerais SP - ADR	6,075,348	15,735
CPFL Energia S.A. ADR	459,802	6,805
EDP - Energias do Brasil S.A.	1,302,500	5,759
Engie Brasil Energia S.A.	286,600	3,393
Light S.A.	611,400	2,986
Transmissora Alianca de Energia Eletrica S.A.	185,300	1,196

		45,992

Total Brazil		244,758

CHILE 0.3%
CONSUMER STAPLES 0.1%
Cencosud S.A.	362,100	1,085

ENERGY 0.0%
Empresas COPEC S.A.	16,750	156

FINANCIALS 0.1%
Banco de Chile	2,707,060	302
Banco de Credito e Inversiones	3,390	154
Banco Santander Chile ADR	14,439	299

		755

INDUSTRIALS 0.0%
Latam Airlines Group S.A. SP - ADR (a)	50,074	407

MATERIALS 0.1%
Antofagasta PLC	96,859	656
CAP S.A.	49,470	268
Sociedad Quimica y Minera de Chile S.A. SP - ADR	6,056	163

		1,087

TELECOMMUNICATION SERVICES 0.0%
Empresa Nacional de Telecomunicaciones S.A. (a)	15,950	156

UTILITIES 0.0%
Enersis Americas S.A. ADR	57,651	472
Inversiones Aguas Metropolitanas S.A.	78,867	141

		613

Total Chile		4,259

CHINA 17.2%
CONSUMER DISCRETIONARY 0.3%
Belle International Holdings Ltd.	4,069,000	2,818
Dongfeng Motor Group Co. Ltd. ‘H’	270,000	272
GOME Electrical Appliances Holding Ltd.	9,323,000	1,150
Zhongsheng Group Holdings Ltd.	572,500	548

		4,788

CONSUMER STAPLES 0.1%
Legend Holdings Corp.	401,700	988
Qinqin Foodstuffs Group Cayman Co. Ltd. (a)	3,500	1
Tingyi Cayman Islands Holding Corp.	660,000	768

		1,757

ENERGY 3.6%
China Coal Energy Co. Ltd. ‘H’	630,000	343
China Petroleum & Chemical Corp. ‘H’	26,352,400	19,455
China Shenhua Energy Co. Ltd. ‘H’	4,104,500	8,112
CNOOC Ltd.	17,344,000	21,880
Inner Mongolia Yitai Coal Co. Ltd. ‘B’	2,382,194	2,187
PetroChina Co. Ltd. ‘H’	7,538,000	4,997
Sinopec Engineering Group Co. Ltd.	506,000	438
Yanzhou Coal Mining Co. Ltd. ‘H’	486,000	329

		57,741

FINANCIALS 9.7%
Agricultural Bank of China Ltd. ‘H’	30,476,000	13,145
Bank of China Ltd. ‘H’	61,380,000	28,345
Bank of Communications Co. Ltd. ‘H’	9,196,000	7,073

China CITIC Bank Corp. Ltd. ‘H’	4,126,000	2,760
China Construction Bank Corp. ‘H’	65,895,000	49,490
China Everbright Bank Co. Ltd. ‘H’	3,365,000	1,576
China Huarong Asset Management Co. Ltd. (a)	388,000	154
China Life Insurance Co. Ltd. ‘H’	616,000	1,614
China Merchants Bank Co. Ltd. ‘H’	1,622,500	4,126
China Minsheng Banking Corp. Ltd. ‘H’	2,589,100	3,008
Chongqing Rural Commercial Bank Co. Ltd. ‘H’	3,704,000	2,297
Industrial & Commercial Bank of China Ltd. ‘H’	54,259,000	34,437
New China Life Insurance Co. Ltd. ‘H’	161,000	719
People’s Insurance Co. Group of China Ltd. ‘H’	1,163,000	479
PICC Property & Casualty Co. Ltd. ‘H’	206,000	345
Ping An Insurance Group Co. of China Ltd. ‘H’	736,000	3,858

		153,426

INDUSTRIALS 0.2%
Air China Ltd.	206,000	139
Beijing Capital International Airport Co. Ltd.	604,000	688
China Communications Construction Co. Ltd. ‘H’	528,000	560
China Railway Construction Corp. Ltd. ‘H’	228,000	261
China Railway Group Ltd. ‘H’	176,000	129
Guangshen Railway Co. Ltd. ‘H’	628,000	327
Harbin Electric Co. Ltd.	378,000	183
Shenzhen Expressway Co. Ltd. ‘H’	146,000	154
Weichai Power Co. Ltd. ‘H’	122,000	165
Yangzijiang Shipbuilding Holdings Ltd.	468,000	259
Zhejiang Expressway Co. Ltd. ‘H’	756,000	801

		3,666

INFORMATION TECHNOLOGY 0.4%
China Railway Signal & Communication Corp. Ltd. ‘H’	258,000	195
Lenovo Group Ltd.	582,000	388
NetEase, Inc. ADR	5,100	1,228
Sohu.com, Inc. (a)	13,480	597
Tencent Holdings Ltd.	150,000	4,170

		6,578

MATERIALS 0.6%
Angang Steel Co. Ltd.	328,000	159
Anhui Conch Cement Co. Ltd. ‘H’	362,500	1,002
China Hongqiao Group Ltd.	487,000	440
China National Building Material Co. Ltd. ‘H’	14,752,000	6,607
China National Materials Co. Ltd. ‘H’	1,261,000	294
China Zhongwang Holdings Ltd.	316,800	154
Fosun International Ltd.	214,000	324
Jiangxi Copper Co. Ltd. ‘H’	135,000	155
Shandong Chenming Paper Holdings Ltd. ‘B’	194,800	178

		9,313

REAL ESTATE 1.6%
Agile Property Holdings Ltd.	4,818,000	2,759
China Evergrande Group	6,240,000	4,264
CIFI Holdings Group Co. Ltd.	1,326,000	418
Country Garden Holdings Co. Ltd.	8,062,000	4,284
Greentown China Holdings Ltd. (a)	1,080,000	919
Guangzhou R&F Properties Co. Ltd. ‘H’	3,791,400	6,008
KWG Property Holding Ltd.	1,167,500	773
Longfor Properties Co. Ltd.	119,000	184
Red Star Macalline Group Corp. Ltd. ‘H’	346,800	335
Shui On Land Ltd.	2,344,500	641
Sino-Ocean Land Holdings Ltd.	3,465,000	1,609
SOHO China Ltd.	5,831,000	3,164
Sunac China Holdings Ltd.	492,000	358

		25,716

TELECOMMUNICATION SERVICES 0.6%
China Communications Services Corp. Ltd. ‘H’	1,622,000	1,018
China Telecom Corp. Ltd. ‘H’	16,658,000	8,498

		9,516

UTILITIES 0.1%
CGN Power Co. Ltd.	440,000	131
Datang International Power Generation Co. Ltd. ‘H’	2,382,000	639
Huaneng Power International, Inc. ‘H’	1,244,000	785

		1,555

Total China		274,056

GREECE 0.8%
CONSUMER DISCRETIONARY 0.2%
FF Group (a)	20,220	503
OPAP S.A.	242,100	2,049

		2,552

FINANCIALS 0.5%
Alpha Bank AE (a)	1,657,819	2,775
Eurobank Ergasias S.A. (a)	706,769	408
National Bank of Greece S.A. (a)	15,395,771	3,218
Piraeus Bank S.A. (a)	10,932,542	1,663

		8,064

TELECOMMUNICATION SERVICES 0.1%
Hellenic Telecommunications Organization S.A.	214,936	1,886

UTILITIES 0.0%
Public Power Corp. S.A.	66,634	200

Total Greece		12,702

HONG KONG 3.7%
CONSUMER STAPLES 0.5%
China Agri-Industries Holdings Ltd. (a)	1,745,000	635
China Resources Beer Holdings Co. Ltd. (a)	3,684,000	7,851

		8,486

ENERGY 0.1%
Kunlun Energy Co. Ltd.	1,702,000	1,316

FINANCIALS 0.5%
BOC Hong Kong Holdings Ltd.	1,008,000	3,429
China Taiping Insurance Holdings Co. Ltd. (a)	774,600	1,545
CITIC Ltd.	377,000	542
Shanghai Industrial Holdings Ltd.	780,000	2,258

		7,774

INDUSTRIALS 0.1%
China Merchants Holdings International Co. Ltd.	54,000	145
COSCO SHIPPING Ports Ltd.	554,000	570

		715

MATERIALS 0.1%
China Resources Cement Holdings Ltd.	1,860,000	749
Shougang Fushan Resources Group Ltd.	2,888,000	655

		1,404

REAL ESTATE 0.5%
China Jinmao Holdings Group Ltd.	4,316,000	1,340
China Overseas Land & Investment Ltd.	376,000	1,293
China Resources Land Ltd.	386,000	1,088
Poly Property Group Co. Ltd.	9,678,000	3,324
Yuexiu Property Co. Ltd.	9,724,000	1,542

		8,587

TELECOMMUNICATION SERVICES 1.7%
China Mobile Ltd.	1,280,000	15,724
China Unicom Hong Kong Ltd.	8,696,000	10,595

		26,319

UTILITIES 0.2%
China Power International Development Ltd.	2,734,000	1,059

China Resources Power Holdings Co. Ltd.	1,542,000	2,681

		3,740

Total Hong Kong		58,341

INDIA 4.7%
CONSUMER DISCRETIONARY 0.2%
Aditya Birla Fashion and Retail Ltd. (a)	80,622	167
Tata Motors Ltd.	372,074	2,979

		3,146

CONSUMER STAPLES 0.1%
Hindustan Unilever Ltd.	35,994	471
ITC Ltd.	418,730	1,526

		1,997

ENERGY 0.8%
Bharat Petroleum Corp. Ltd.	76,684	708
Cairn India Ltd.	1,128,147	3,413
Coal India Ltd.	93,874	456
Hindustan Petroleum Corp. Ltd.	325,050	2,087
Indian Oil Corp. Ltd.	143,380	1,261
Oil & Natural Gas Corp. Ltd.	581,536	2,252
Oil India Ltd.	80,480	486
Reliance Industries Ltd.	60,654	990
Reliance Industries Ltd. SP - GDR	3,194	105

		11,758

FINANCIALS 1.2%
Allahabad Bank (a)	924,110	1,074
Andhra Bank	1,156,357	986
Bank of Baroda (a)	438,370	1,108
Bank of India	1,024,150	1,741
Canara Bank (a)	380,050	1,771
ICICI Bank Ltd.	293,753	1,111
IDBI Bank Ltd.	489,630	506
Indian Bank	100,470	319
Oriental Bank of Commerce	739,916	1,400
Power Finance Corp. Ltd.	358,100	648
Punjab National Bank (a)	875,064	1,860
Rural Electrification Corp. Ltd.	266,530	482
State Bank of India	605,119	2,299
State Bank of India SP - GDR	23,639	881
Syndicate Bank (a)	740,646	817
UCO Bank (a)	542,251	297
Union Bank of India	769,040	1,592

		18,892

HEALTH CARE 0.1%
Piramal Enterprises Ltd.	29,603	818
Sun Pharmaceutical Industries Ltd.	37,747	422

		1,240

INDUSTRIALS 0.2%
Adani Enterprises Ltd.	265,780	264
Bharat Heavy Electricals Ltd.	543,361	1,104
Jaiprakash Associates Ltd. (a)	14,206,414	2,259

		3,627

INFORMATION TECHNOLOGY 0.2%
Infosys Ltd. SP - ADR	154,928	2,445
Tata Consultancy Services Ltd.	19,800	724

		3,169

MATERIALS 1.5%
Hindalco Industries Ltd.	1,709,220	3,935
Hindustan Zinc Ltd.	45,740	162
Jindal Steel & Power Ltd.	1,973,590	2,270
JSW Steel Ltd.	80,630	2,107
National Aluminium Co. Ltd.	212,340	145
NMDC Ltd.	192,340	306
Steel Authority of India Ltd.	1,624,930	1,135
Tata Chemicals Ltd.	79,873	629
Tata Steel Ltd.	1,534,159	8,676
Vedanta Ltd.	589,590	1,534
Vedanta Resources PLC	391,071	2,954

		23,853

REAL ESTATE 0.0%
DLF Ltd.	284,460	626

TELECOMMUNICATION SERVICES 0.1%
Bharti Airtel Ltd.	28,520	135
Reliance Communications Ltd.	2,051,902	1,437

		1,572

UTILITIES 0.3%
Adani Power Ltd. (a)	509,410	191
NHPC Ltd.	1,740,670	656
NTPC Ltd.	174,337	390
Reliance Infrastructure Ltd.	128,790	1,070
Rural Electrification Corp. Ltd.	266,530	482
Tata Power Co. Ltd.	1,510,539	1,708

		4,497

Total India		74,377

INDONESIA 1.5%
CONSUMER DISCRETIONARY 0.1%
Astra International Tbk PT	3,717,900	2,359

CONSUMER STAPLES 0.1%
Indofood Sukses Makmur Tbk PT	2,712,300	1,814

ENERGY 0.2%
Adaro Energy Tbk PT	22,551,200	2,092
Indo Tambangraya Megah Tbk PT	470,000	394
Tambang Batubara Bukit Asam Persero Tbk PT	985,500	730

		3,216

FINANCIALS 0.3%
Bank Central Asia Tbk PT	589,200	711
Bank Mandiri Persero Tbk PT	1,973,100	1,702
Bank Negara Indonesia Persero Tbk PT	3,317,400	1,415
Bank Rakyat Indonesia Persero Tbk PT	1,247,700	1,171

		4,999

INDUSTRIALS 0.1%
Berlian Laju Tanker Tbk PT (a)	707,200	0
United Tractors Tbk PT	982,500	1,339

		1,339

MATERIALS 0.1%
Semen Indonesia Persero Tbk PT	897,400	697
Vale Indonesia Tbk PT (a)	3,748,000	851

		1,548

TELECOMMUNICATION SERVICES 0.4%
Telekomunikasi Indonesia Persero Tbk PT	16,539,500	5,507
XL Axiata Tbk PT	694,000	144

		5,651

UTILITIES 0.2%
Perusahaan Gas Negara Persero Tbk	12,886,500	2,847

Total Indonesia		23,773

MEXICO 1.8%
CONSUMER DISCRETIONARY 0.0%
El Puerto de Liverpool S.A.B. de C.V.	11,900	124
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	212,200	0

		124

CONSUMER STAPLES 0.5%
Coca-Cola Femsa S.A.B. de C.V. SP - ADR	7,560	567
Fomento Economico Mexicano S.A.B. de C.V. SP - ADR	23,666	2,178

Gruma S.A.B. de C.V. ‘B’	10,500	138
Grupo Bimbo S.A.B. de C.V. ‘A’	859,300	2,273
Grupo Comercial Chedraui S.A. de C.V.	53,000	116
Kimberly-Clark de Mexico S.A.B. de C.V. ‘A’	663,200	1,500
Wal-Mart de Mexico S.A.B. de C.V.	848,700	1,858

		8,630

FINANCIALS 0.3%
Grupo Elektra S.A.B. de C.V.	30,125	389
Grupo Financiero Banorte S.A.B. de C.V. ‘O’	98,700	518
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR ‘B’	401,446	3,533

		4,440

INDUSTRIALS 0.1%
Empresas ICA S.A.B. de C.V. (a)	1,312,248	183
Grupo Aeromexico S.A.B. de C.V. (a)	302,322	549
OHL Mexico S.A.B. de C.V. (a)	993,800	1,319

		2,051

MATERIALS 0.5%
Cemex S.A.B. de C.V. SP - ADR (a)	510,460	4,053
Fresnillo PLC	42,864	1,006
Grupo Mexico S.A.B. de C.V. ‘B’	411,199	1,006
Industrias Penoles S.A.B. de C.V.	87,595	2,096

		8,161

TELECOMMUNICATION SERVICES 0.4%
America Movil S.A.B. de C.V. SP - ADR ‘L’	544,321	6,227

Total Mexico		29,633

POLAND 2.2%
ENERGY 0.5%
Grupa Lotos S.A. (a)	91,263	679
Jastrzebska Spolka Weglowa S.A.	131,640	1,819
Polski Koncern Naftowy Orlen S.A.	194,086	3,301
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,049,339	1,387

		7,186

FINANCIALS 0.5%
Bank Handlowy w Warszawie S.A.	8,120	162
Bank Pekao S.A.	44,102	1,428
Powszechna Kasa Oszczednosci Bank Polski S.A.	500,833	3,421
Powszechny Zaklad Ubezpieczen S.A.	401,697	2,563

		7,574

INDUSTRIALS 0.0%
PKP Cargo S.A.	28,606	284

INFORMATION TECHNOLOGY 0.1%
Asseco Poland S.A.	95,341	1,390

MATERIALS 0.4%
KGHM Polska Miedz S.A.	350,772	6,835

TELECOMMUNICATION SERVICES 0.2%
Orange Polska S.A.	1,809,428	2,838

UTILITIES 0.5%
Enea S.A.	321,358	716
Energa S.A.	677,232	1,329
PGE Polska Grupa Energetyczna S.A.	1,632,742	4,338
Tauron Polska Energia S.A. (a)	2,927,599	1,992

		8,375

Total Poland		34,482

RUSSIA 12.6%
CONSUMER STAPLES 0.4%
X5 Retail Group NV SP - GDR (a)	228,978	6,640

ENERGY 7.8%
Gazprom Neft PJSC SP - ADR	62,665	876
Gazprom PJSC SP - ADR	8,974,370	37,830
Lukoil PJSC SP - ADR	847,063	41,305
Rosneft PJSC	3,021,874	16,529
Surgutneftegas OJSC SP - ADR	4,865,272	23,430
Tatneft PJSC SP - ADR	140,552	4,334

		124,304

FINANCIALS 0.5%
Sberbank of Russia PJSC SP - ADR	689,153	6,469
VTB Bank PJSC SP - GDR	669,046	1,491

		7,960

INDUSTRIALS 0.4%
Aeroflot PJSC	3,862,460	7,235

INFORMATION TECHNOLOGY 0.0%
Mail.Ru Group Ltd. GDR (a)	5,120	90

MATERIALS 1.4%
Evraz PLC (a)	1,404,841	2,933
Magnitogorsk Iron & Steel Works OJSC	1,500,800	685
Mechel PJSC SP - ADR	176,804	506
MMC Norilsk Nickel PJSC ADR	880,750	14,077
Novolipetsk Steel PJSC GDR	45,260	588
PhosAgro PJSC	186,988	2,412
Severstal PJSC	101,943	1,230

		22,431

TELECOMMUNICATION SERVICES 1.3%
MegaFon PJSC SP - GDR	370,066	3,527
Mobile TeleSystems PJSC	3,001,960	10,888
Rostelecom PJSC	1,888,920	2,369
Sistema PJSC FC SP - GDR	488,354	3,624

		20,408

UTILITIES 0.8%
Federal Grid Co. Unified Energy System PJSC	1,573,920,000	4,401
Inter RAO UES PJSC	49,690,000	2,519
Rosseti PJSC	124,506,000	1,849
RusHydro PJSC	275,821,000	3,429

		12,198

Total Russia		201,266

SOUTH AFRICA 8.4%
CONSUMER DISCRETIONARY 0.1%
Foschini Group Ltd.	46,345	470
Truworths International Ltd.	95,743	496
Tsogo Sun Holdings Ltd.	149,481	341
Woolworths Holdings Ltd.	64,523	364

		1,671

CONSUMER STAPLES 0.4%
Bid Corp. Ltd.	77,090	1,457
Imperial Holdings Ltd.	266,333	3,252
Massmart Holdings Ltd.	49,460	428
Pick n Pay Stores Ltd.	32,260	162
Tiger Brands Ltd.	14,671	407

		5,706

ENERGY 0.9%
Exxaro Resources Ltd.	275,590	1,694
Sasol Ltd.	472,820	12,918

		14,612

FINANCIALS 2.4%
Barclays Africa Group Ltd.	607,193	6,704
FirstRand Ltd.	535,910	1,857
Investec Ltd.	88,418	543
Liberty Holdings Ltd.	378,451	3,216

MMI Holdings Ltd.	290,061	472
Nedbank Group Ltd.	336,178	5,468
Sanlam Ltd.	841,948	3,923
Standard Bank Group Ltd.	1,624,690	16,694

		38,877

HEALTH CARE 0.1%
Life Healthcare Group Holdings Ltd.	226,620	627
Netcare Ltd.	176,076	432

		1,059

INDUSTRIALS 0.4%
Barloworld Ltd.	787,963	4,772
Bidvest Group Ltd.	75,398	889
Reunert Ltd.	194,583	866

		6,527

MATERIALS 2.7%
African Rainbow Minerals Ltd.	128,330	771
AngloGold Ashanti Ltd. SP - ADR (a)	528,568	8,415
Gold Fields Ltd. SP - ADR	2,375,576	11,522
Harmony Gold Mining Co. Ltd. SP - ADR	99,000	345
Impala Platinum Holdings Ltd. (a)	882,181	4,458
Kumba Iron Ore Ltd. (a)	659,767	5,955
Lonmin PLC (a)	439,845	1,137
Mondi Ltd.	15,611	328
Nampak Ltd.	1,622,148	2,301
PPC Ltd.	516,862	203
Sappi Ltd. (a)	674,362	3,489
Sibanye Gold Ltd.	1,102,441	3,920

		42,844

TELECOMMUNICATION SERVICES 1.4%
MTN Group Ltd.	1,990,960	17,068
Telkom S.A. SOC Ltd.	780,137	3,440
Vodacom Group Ltd.	209,418	2,353

		22,861

Total South Africa		134,157

SOUTH KOREA 14.2%
CONSUMER DISCRETIONARY 2.4%
CJ O Shopping Co. Ltd.	4,195	615
Hankook Tire Co. Ltd.	23,210	1,255
Hyundai Department Store Co. Ltd.	2,732	295
Hyundai Mobis Co. Ltd.	9,145	2,295
Hyundai Motor Co.	111,081	13,728
Kia Motors Corp.	118,496	4,553
Kumho Tire Co., Inc. (a)	197,810	2,037
LG Corp.	5,285	312
LG Electronics, Inc.	211,031	9,216
Lotte Shopping Co. Ltd.	15,866	2,988
Shinsegae Ltd.	1,616	267

		37,561

CONSUMER STAPLES 0.5%
Amorepacific Corp.	335	119
E-MART Inc.	8,932	1,281
Hite Jinro Co. Ltd.	29,390	603
KT&G Corp.	17,436	1,986
LG Household & Health Care Ltd.	146	127
LS Corp.	66,106	3,512

		7,628

ENERGY 0.5%
GS Holdings Corp.	37,830	1,849
OCI Co. Ltd.	1,672	143
S-Oil Corp.	10,642	791
SK Innovation Co. Ltd.	32,407	4,802

		7,585

FINANCIALS 3.2%
DGB Financial Group, Inc.	170,783	1,406
Dongbu Insurance Co. Ltd.	17,731	1,102
Hana Financial Group, Inc.	259,313	6,602

Hanwha Life Insurance Co. Ltd.	374,751	1,965
Hyundai Marine & Fire Insurance Co. Ltd.	83,292	2,750
Industrial Bank of Korea	300,163	3,273
KB Financial Group, Inc.	205,170	7,057
KB Insurance Co. Ltd.	44,120	1,094
Mirae Asset Life Insurance Co. Ltd.	275,343	1,078
Samsung Card Co. Ltd.	12,900	589
Samsung Fire & Marine Insurance Co. Ltd.	1,728	440
Samsung Life Insurance Co. Ltd.	55,282	5,309
Shinhan Financial Group Co. Ltd.	224,359	8,217
Tongyang Life Insurance Co. Ltd.	44,230	458
Woori Bank	949,187	9,866

		51,206

INDUSTRIALS 1.1%
Asiana Airlines, Inc. (a)	159,790	703
CJ Corp.	15,760	2,676
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	110,150	224
Doosan Corp.	9,075	837
Doosan Heavy Industries & Construction Co. Ltd.	100,631	2,381
Doosan Infracore Co. Ltd. (a)	332,390	2,401
Hanwha Corp.	69,205	2,216
Hyundai Engineering & Construction Co. Ltd.	9,209	331
Hyundai Heavy Industries Co. Ltd.	21,602	2,731
Korean Air Lines Co. Ltd. (a)	52,502	1,672
Samsung Heavy Industries Co. Ltd.	116,590	1,000
SK Networks Co. Ltd.	128,010	783

		17,955

INFORMATION TECHNOLOGY 3.4%
LG Display Co. Ltd.	134,857	3,448
Samsung Electro-Mechanics Co. Ltd.	15,158	677
Samsung Electronics Co. Ltd.	34,526	50,296
SK Hynix, Inc.	4,800	176

		54,597

MATERIALS 1.3%
Dongkuk Steel Mill Co. Ltd.	173,119	1,250
Hanwha Chemical Corp.	49,160	1,089
Hyosung Corp.	10,546	1,253
Hyundai Steel Co.	28,213	1,311
Kolon Industries, Inc.	10,391	785
LG Chem Ltd.	5,814	1,286
POSCO	63,904	13,245

		20,219

TELECOMMUNICATION SERVICES 1.4%
KT Corp. SP - ADR	693,904	11,137
LG Uplus Corp.	654,082	6,995
SK Telecom Co. Ltd. SP - ADR	169,819	3,838

		21,970

UTILITIES 0.4%
Korea Electric Power Corp.	102,778	5,035
Korea Gas Corp.	37,424	1,511

		6,546

Total South Korea		225,267

TAIWAN 7.2%
CONSUMER DISCRETIONARY 0.2%
Cheng Shin Rubber Industry Co. Ltd.	134,000	283
Formosa Taffeta Co. Ltd.	146,000	139
Mercuries & Associates Holding Ltd.	348,600	212
Pou Chen Corp.	945,000	1,335
Ruentex Industries Ltd.	847,000	1,367
Yulon Motor Co. Ltd.	340,000	300

		3,636

CONSUMER STAPLES 0.2%
Uni-President Enterprises Corp.	1,454,640	2,737

FINANCIALS 0.8%
Cathay Financial Holding Co. Ltd.	246,000	316
China Development Financial Holding Corp.	2,507,000	642
China Life Insurance Co. Ltd.	5,155,632	4,736

Fubon Financial Holding Co. Ltd.	114,000	170
Hua Nan Financial Holdings Co. Ltd.	906,948	466
Mega Financial Holding Co. Ltd.	2,207,658	1,557
Shanghai Commercial & Savings Bank Ltd.	381,865	331
Shin Kong Financial Holding Co. Ltd.	8,175,903	1,804
SinoPac Financial Holdings Co. Ltd.	2,928,601	867
Taishin Financial Holding Co. Ltd.	2,205,773	823
Taiwan Business Bank	2,031,750	518
Taiwan Cooperative Financial Holding Co. Ltd.	698,710	309

		12,539

INDUSTRIALS 0.2%
Far Eastern New Century Corp.	2,987,520	2,242
Teco Electric and Machinery Co. Ltd.	689,000	596

		2,838

INFORMATION TECHNOLOGY 4.7%
Acer, Inc.	3,265,000	1,523
Advanced Semiconductor Engineering, Inc.	1,093,000	1,313
Asustek Computer, Inc.	390,000	3,486
AU Optronics Corp.	8,512,000	3,125
Catcher Technology Co. Ltd.	53,000	434
Compal Electronics, Inc.	5,437,000	3,366
Hon Hai Precision Industry Co. Ltd.	3,214,145	8,134
HTC Corp.	1,711,000	4,786
Innolux Corp.	9,965,000	3,387
Inventec Corp.	2,101,000	1,725
Lite-On Technology Corp.	3,074,035	4,444
MediaTek, Inc.	126,000	967
Novatek Microelectronics Corp.	82,000	290
Pegatron Corp.	409,000	1,058
Powertech Technology, Inc.	928,000	2,412
Quanta Computer, Inc.	821,000	1,721
Siliconware Precision Industries Co. Ltd.	284,000	427
Synnex Technology International Corp.	648,650	720
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR	672,385	20,568
TPK Holding Co. Ltd.	699,000	1,148
Unimicron Technology Corp.	1,844,000	783
United Microelectronics Corp.	11,483,000	4,240
Wistron Corp.	4,310,358	3,215
WPG Holdings Ltd.	765,000	908
Yageo Corp.	114,036	237

		74,417

MATERIALS 0.5%
Asia Cement Corp.	1,330,000	1,165
China Steel Corp.	3,234,000	2,286
Formosa Chemicals & Fibre Corp.	350,000	944
Formosa Plastics Corp.	118,000	294
Nan Ya Plastics Corp.	223,000	443
Taiwan Cement Corp.	2,532,000	2,888

		8,020

REAL ESTATE 0.0%
Farglory Land Development Co. Ltd.	297,000	353
Highwealth Construction Corp.	247,000	383

		736

TELECOMMUNICATION SERVICES 0.6%
Chunghwa Telecom Co. Ltd.	1,896,000	6,687
Far EasTone Telecommunications Co. Ltd.	585,000	1,383
Taiwan Mobile Co. Ltd.	288,000	1,035

		9,105

Total Taiwan		114,028

THAILAND 2.5%
CONSUMER STAPLES 0.1%
Charoen Pokphand Foods PCL	943,800	868

ENERGY 1.1%
Banpu Public Co. Ltd.	6,627,700	3,012
PTT Exploration & Production PCL	2,749,700	6,468
PTT PCL	840,700	8,272

		17,752

FINANCIALS 0.9%
Bangkok Bank PCL	928,500	4,371
Kasikornbank PCL	495,900	2,692
Krung Thai Bank PCL	5,201,975	2,652
Siam Commercial Bank PCL	697,900	2,995
Thanachart Capital PCL	1,184,400	1,384

		14,094

INDUSTRIALS 0.2%
Thai Airways International PCL (a)	6,253,400	4,270

MATERIALS 0.1%
PTT Global Chemical PCL	843,000	1,437

TELECOMMUNICATION SERVICES 0.1%
Advanced Info Service PCL	58,500	271
Total Access Communication PCL	1,110,700	1,012

		1,283

Total Thailand		39,704

TURKEY 0.7%
CONSUMER DISCRETIONARY 0.0%
Arcelik A/S	54,550	384

CONSUMER STAPLES 0.0%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	24,540	149
Migros Ticaret A/S	63,386	386

		535

FINANCIALS 0.5%
Akbank TAS	278,320	746
Haci Omer Sabanci Holding A/S	652,450	2,018
Turkiye Garanti Bankasi A/S	336,460	892
Turkiye Halk Bankasi A/S	504,230	1,532
Turkiye Is Bankasi ‘C’	952,880	1,508
Turkiye Vakiflar Bankasi TAO ‘D’	468,710	717
Yapi ve Kredi Bankasi A/S	451,650	552

		7,965

INDUSTRIALS 0.1%
KOC Holding A/S	67,710	291
Turk Hava Yollari AO (a)	212,820	364
Turkiye Sise ve Cam Fabrikalari A/S	261,170	277

		932

MATERIALS 0.1%
Eregli Demir ve Celik Fabrikalari TAS	395,170	544

TELECOMMUNICATION SERVICES 0.0%
Turk Telekomunikasyon A/S	153,430	290
Turkcell Iletisim Hizmetleri A/S (a)	46,451	150

		440

Total Turkey		10,800

Total Common Stocks (Cost $1,275,652)		1,481,603

PREFERRED STOCKS 6.3%
BRAZIL 6.0%
BANKING & FINANCE 0.2%
Itausa - Investimentos Itau S.A.	57,800	148
Banco do Estado do Rio Grande do Sul S.A.	919,600	2,958

		3,106

INDUSTRIALS 4.1%
Braskem S.A.	533,800	4,122
Cia Brasileira de Distribuicao	535,100	8,737

Metalurgica Gerdau S.A.	8,267,500	8,720
Suzano Papel e Celulose S.A.	60,900	196
Usinas Siderurgicas de Minas Gerais S.A.	1,995,700	2,166
Vale S.A.	8,779,200	41,572

		65,513

UTILITIES 1.7%
Centrais Eletricas Brasileiras S.A.	2,283,600	16,761
Cia de Transmissao de Energia Eletrica Paulista	29,800	605
Cia Energetica de Sao Paulo	743,400	3,360
Cia Paranaense de Energia	426,600	4,411
Eletropaulo Metropolitana Eletricidade de Sao Paulo S.A.	708,022	2,310

		27,447

Total Brazil		96,066

RUSSIA 0.3%
UTILITIES 0.3%
Bashneft PJSC	29,258	873
Transneft PJSC	1,706	3,671

		4,544

Total Russia		4,544

Total Preferred Stocks (Cost $67,744)		100,610

RIGHTS 0.0%
SOUTH KOREA 0.0%
INDUSTRIALS 0.0%
Asiana Airlines	21,779	0

INFORMATION TECHNOLOGY 0.0%
Samsung Heavy Industries Co. Ltd.	72,390	145

Total South Korea		145

THAILAND 0.0%
ENERGY 0.0%
Banpu Public Co. Ltd.	286,015	0

Total Thailand		0

Total Rights (Cost $128)		145

WARRANTS 0.1%
THAILAND 0.1%
ENERGY 0.1%
Banpu PCL - Exp. 06/05/2017	2,788,800	845

Total Warrants (Cost $0)		845

Total Investments in Securities (Cost $1,343,524)		1,583,203

Total Investments 99.6% (Cost $1,343,524)		$1,583,203
Other Assets and Liabilities, net 0.4%		6,815

Net Assets 100.0%		$1,590,018

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Common Stocks
Brazil
Consumer Discretionary	$2,577	$0	$0	$2,577
Consumer Staples	15,255	0	0	15,255
Energy	45,871	0	0	45,871
Financials	93,540	0	0	93,540
Industrials	3,660	0	0	3,660
Materials	24,099	0	0	24,099
Real Estate	2,108	0	0	2,108
Telecommunication Services	11,656	0	0	11,656
Utilities	45,992	0	0	45,992
Chile
Consumer Staples	1,085	0	0	1,085
Energy	156	0	0	156
Financials	755	0	0	755
Industrials	407	0	0	407
Materials	163	924	0	1,087
Telecommunication Services	156	0	0	156
Utilities	613	0	0	613
China
Consumer Discretionary	0	4,788	0	4,788
Consumer Staples	1	1,756	0	1,757
Energy	0	57,741	0	57,741
Financials	0	153,426	0	153,426
Industrials	0	3,666	0	3,666
Information Technology	1,825	4,753	0	6,578
Materials	0	9,313	0	9,313
Real Estate	0	25,716	0	25,716
Telecommunication Services	0	9,516	0	9,516
Utilities	0	1,555	0	1,555
Greece
Consumer Discretionary	0	2,552	0	2,552
Financials	0	8,064	0	8,064
Telecommunication Services	0	1,886	0	1,886
Utilities	0	200	0	200
Hong Kong
Consumer Staples	0	8,486	0	8,486
Energy	0	1,316	0	1,316
Financials	0	7,774	0	7,774
Industrials	0	715	0	715
Materials	0	1,404	0	1,404
Real Estate	0	8,587	0	8,587
Telecommunication Services	0	26,319	0	26,319
Utilities	0	3,740	0	3,740
India
Consumer Discretionary	0	3,146	0	3,146
Consumer Staples	0	1,997	0	1,997
Energy	105	11,653	0	11,758
Financials	881	18,011	0	18,892
Health Care	818	422	0	1,240
Industrials	0	3,627	0	3,627
Information Technology	2,445	724	0	3,169
Materials	0	23,853	0	23,853
Real Estate	0	626	0	626
Telecommunication Services	0	1,572	0	1,572
Utilities	0	4,497	0	4,497
Indonesia
Consumer Discretionary	0	2,359	0	2,359
Consumer Staples	0	1,814	0	1,814
Energy	0	3,216	0	3,216
Financials	0	4,999	0	4,999
Industrials	0	1,339	0	1,339
Materials	0	1,548	0	1,548
Telecommunication Services	0	5,651	0	5,651
Utilities	0	2,847	0	2,847
Mexico
Consumer Discretionary	124	0	0	124
Consumer Staples	8,630	0	0	8,630
Financials	4,440	0	0	4,440
Industrials	2,051	0	0	2,051
Materials	7,155	1,006	0	8,161
Telecommunication Services	6,227	0	0	6,227
Poland
Energy	0	7,186	0	7,186
Financials	0	7,574	0	7,574
Industrials	0	284	0	284
Information Technology	0	1,390	0	1,390
Materials	0	6,835	0	6,835
Telecommunication Services	0	2,838	0	2,838
Utilities	0	8,375	0	8,375
Russia
Consumer Staples	0	6,640	0	6,640
Energy	0	124,304	0	124,304
Financials	0	7,960	0	7,960
Industrials	0	7,235	0	7,235
Information Technology	90	0	0	90
Materials	3,506	18,925	0	22,431
Telecommunication Services	3,624	16,784	0	20,408
Utilities	0	12,198	0	12,198
South Africa
Consumer Discretionary	0	1,671	0	1,671
Consumer Staples	428	5,278	0	5,706
Energy	0	14,612	0	14,612
Financials	3,216	35,661	0	38,877
Health Care	0	1,059	0	1,059
Industrials	866	5,661	0	6,527
Materials	23,771	19,073	0	42,844
Telecommunication Services	0	22,861	0	22,861
South Korea
Consumer Discretionary	0	37,561	0	37,561
Consumer Staples	0	7,628	0	7,628
Energy	0	7,585	0	7,585
Financials	0	51,206	0	51,206
Industrials	0	17,731	224	17,955
Information Technology	0	54,597	0	54,597
Materials	0	20,219	0	20,219
Telecommunication Services	14,975	6,995	0	21,970
Utilities	0	6,546	0	6,546
Taiwan
Consumer Discretionary	0	3,636	0	3,636
Consumer Staples	0	2,737	0	2,737
Financials	0	12,539	0	12,539
Industrials	0	2,838	0	2,838
Information Technology	20,568	53,849	0	74,417
Materials	0	8,020	0	8,020
Real Estate	0	736	0	736
Telecommunication Services	0	9,105	0	9,105
Thailand
Consumer Staples	0	868	0	868
Energy	0	17,752	0	17,752
Financials	0	14,094	0	14,094
Industrials	0	4,270	0	4,270
Materials	0	1,437	0	1,437
Telecommunication Services	0	1,283	0	1,283
Turkey
Consumer Discretionary	0	384	0	384
Consumer Staples	0	535	0	535
Financials	0	7,965	0	7,965
Industrials	0	932	0	932
Materials	0	544	0	544
Telecommunication Services	0	440	0	440
Preferred Stocks
Brazil
Banking & Finance	3,106	0	0	3,106
Industrials	65,513	0	0	65,513
Utilities	27,447	0	0	27,447
Russia
Utilities	0	4,544	0	4,544
Rights
South Korea
Information Technology	0	145	0	145
Warrants
Thailand
Energy	845	0	0	845

Total Investments	$450,750	$1,132,229	$224	$1,583,203
There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.9%
MUTUAL FUNDS (a) 99.9%
UNITED STATES 99.9%
PIMCO RAE Fundamental Emerging Markets Fund	4,347,548	$42,128
PIMCO RAE Fundamental International Fund	16,725,612	151,534
PIMCO RAE Fundamental U.S. Fund	16,984,287	172,560

Total Mutual Funds (Cost $353,137)		366,222

Total Investments in Affiliates (Cost $353,137)		366,222

Total Investments 99.9% (Cost $353,137)		$366,222
Other Assets and Liabilities, net 0.1%		438

Net Assets 100.0%		$366,660

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds
United States	$366,222	$0	$0	$366,222

Totals	$366,222	$0	$0	$366,222

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental Global ex-US Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN AFFILIATES 99.7%
MUTUAL FUNDS (a) 99.7%
UNITED STATES 99.7%
PIMCO RAE Fundamental Emerging Markets Fund	1,460,864	$14,156
PIMCO RAE Fundamental International Fund	5,622,989	50,944

Total Mutual Funds (Cost $69,366)		65,100

Total Investments in Affiliates (Cost $69,366)		65,100

Total Investments 99.7% (Cost $69,366)		$65,100
Other Assets and Liabilities, net 0.3%		187

Net Assets 100.0%		$65,287

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Affiliates, at Value
Mutual Funds
United States	$65,100	$0	$0	$65,100
Totals	$65,100	$0	$0	$65,100

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental International Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 98.6%
COMMON STOCKS 97.4%
AUSTRALIA 7.9%
CONSUMER DISCRETIONARY 0.2%
Fairfax Media Ltd.	115,659	$84
Myer Holdings Ltd.	157,408	141
Star Entertainment Grp Ltd.	27,322	127
Tabcorp Holdings Ltd.	45,356	174
Tatts Group Ltd.	21,537	60

		586

CONSUMER STAPLES 0.8%
Coca-Cola Amatil Ltd.	37,582	296
Metcash Ltd. (a)	171,257	276
Wesfarmers Ltd.	29,271	992
Woolworths Ltd.	52,002	931

		2,495

ENERGY 0.3%
Santos Ltd.	103,646	292
Woodside Petroleum Ltd.	29,407	652

		944

FINANCIALS 3.1%
AMP Ltd.	77,485	315
Australia & New Zealand Banking Group Ltd.	96,540	2,056
Bank of Queensland Ltd.	3,116	27
Bendigo & Adelaide Bank Ltd.	33,835	281
Commonwealth Bank of Australia	27,865	1,554
Genworth Mortgage Insurance Australia Ltd.	40,911	85
Insurance Australia Group Ltd.	25,784	109
Macquarie Group Ltd.	4,902	310
National Australia Bank Ltd.	69,100	1,485
QBE Insurance Group Ltd.	9,996	71
Suncorp Group Ltd.	95,291	889
Westpac Banking Corp.	87,672	1,995

		9,177

HEALTH CARE 0.2%
CSL Ltd.	3,988	328
Primary Health Care Ltd.	68,741	209
Sonic Healthcare Ltd.	2,486	42

		579

INDUSTRIALS 0.4%
Aurizon Holdings Ltd.	53,804	195
Brambles Ltd.	5,746	53
CIMIC Group Ltd.	8,498	188
Cleanaway Waste Management Ltd.	81,072	70
Downer EDI Ltd.	57,351	239
Qantas Airways Ltd.	73,465	176
WorleyParsons Ltd.	55,466	360

		1,281

MATERIALS 2.6%
Amcor Ltd.	7,593	88
BHP Billiton Ltd.	190,088	3,293
BHP Billiton PLC	106,746	1,605
BlueScope Steel Ltd.	17,685	106
Boral Ltd.	34,887	181
CSR Ltd.	104,788	292
Fortescue Metals Group Ltd.	249,557	955
Iluka Resources Ltd.	24,215	117
Incitec Pivot Ltd.	45,389	99
Mineral Resources Ltd.	6,494	55
Newcrest Mining Ltd.	6,556	111
Orica Ltd.	33,514	393
OZ Minerals Ltd.	66,681	312

		7,607

REAL ESTATE 0.0%
Lend Lease Group	7,287	79

TELECOMMUNICATION SERVICES 0.1%
Telstra Corp. Ltd.	80,868	323

UTILITIES 0.2%
AGL Energy Ltd.	16,744	245
AusNet Services	75,497	95
DUET Group	21,277	41
Origin Energy Ltd.	44,574	188

		569

Total Australia		23,640

AUSTRIA 0.7%
ENERGY 0.2%
OMV AG	20,215	582

FINANCIALS 0.4%
Erste Group Bank AG	20,302	601
Raiffeisen Bank International AG	24,197	368
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,982	61

		1,030

INDUSTRIALS 0.0%
Wienerberger AG	3,896	66

MATERIALS 0.1%
voestalpine AG	6,863	237

REAL ESTATE 0.0%
IMMOFINANZ AG	13,820	33

UTILITIES 0.0%
Verbund AG	3,162	53

Total Austria		2,001

BELGIUM 0.7%
CONSUMER STAPLES 0.3%
Anheuser-Busch InBev NV	6,126	806

FINANCIALS 0.2%
Ageas	15,846	579
KBC Group NV (a)	2,692	157

		736

HEALTH CARE 0.0%
UCB S.A.	545	42

INDUSTRIALS 0.0%
bpost S.A.	1,575	43

MATERIALS 0.1%
Solvay S.A.	647	75
Umicore S.A.	1,084	68

		143

TELECOMMUNICATION SERVICES 0.1%
Proximus S.A.	7,954	238

Total Belgium		2,008

CANADA 10.0%
CONSUMER DISCRETIONARY 0.3%
Canadian Tire Corp. Ltd. ‘A’	1,585	159

Hudson’s Bay Co.	3,548	46
Magna International, Inc.	10,651	457
Quebecor, Inc. ‘B’	6,356	193
Shaw Communications, Inc. ‘B’	2,784	57

		912

CONSUMER STAPLES 0.1%
Empire Co. Ltd. ‘A’	4,260	63
George Weston Ltd.	3,583	299

		362

ENERGY 2.9%
ARC Resources Ltd.	1,764	32
Baytex Energy Corp.	109,904	467
Bonavista Energy Corp.	43,028	138
Cameco Corp.	3,558	30
Canadian Natural Resources Ltd.	24,466	782
Cenovus Energy, Inc.	69,206	993
Crescent Point Energy Corp.	30,872	407
Enbridge, Inc.	740	33
Encana Corp.	74,639	780
Enerplus Corp.	97,387	624
Husky Energy, Inc.	46,828	574
Imperial Oil Ltd.	3,431	107
MEG Energy Corp. (a)	43,245	195
Pengrowth Energy Corp.	130,604	208
Penn West Petroleum Ltd.	142,943	256
PrairieSky Royalty Ltd. (b)	1,290	26
Precision Drilling Corp.	49,362	206
ShawCor Ltd.	3,629	90
Suncor Energy, Inc.	74,224	2,061
TransCanada Corp.	10,231	486
Vermilion Energy, Inc.	1,787	69

		8,564

FINANCIALS 3.3%
Bank of Montreal	20,331	1,332
Bank of Nova Scotia	28,771	1,525
Brookfield Asset Management, Inc. ‘A’	6,600	232
Canadian Imperial Bank of Commerce	14,938	1,158
Genworth MI Canada, Inc.	1,157	30
Great-West Lifeco, Inc. (b)	7,390	182
IGM Financial, Inc.	6,056	164
Manulife Financial Corp.	40,766	575
National Bank of Canada	12,253	435
Onex Corp.	4,401	283
Power Corp. of Canada	19,125	405
Power Financial Corp.	10,058	233
Royal Bank of Canada	23,223	1,438
Sun Life Financial, Inc.	14,597	475
Toronto-Dominion Bank	31,287	1,389

		9,856

INDUSTRIALS 0.7%
Air Canada (a)	58,526	473
Bombardier, Inc. ‘B’ (a)	266,296	365
Canadian National Railway Co.	9,177	600
Canadian Pacific Railway Ltd.	301	46
Finning International, Inc.	12,407	231
Russel Metals, Inc.	2,158	34
SNC-Lavalin Group, Inc.	1,702	67
WestJet Airlines Ltd.	8,454	148

		1,964

INFORMATION TECHNOLOGY 0.2%
BlackBerry Ltd. (a)	54,282	433

MATERIALS 1.8%
Agrium, Inc.	3,081	279
Barrick Gold Corp.	40,193	712
First Quantum Minerals Ltd.	16,189	134
Goldcorp, Inc.	2,553	42
IAMGOLD Corp. (a)	80,254	325
Kinross Gold Corp. (a)	72,250	304
Potash Corp. of Saskatchewan, Inc.	38,146	623
Teck Resources Ltd. ‘B’	137,663	2,482
Yamana Gold, Inc.	137,184	591

		5,492

TELECOMMUNICATION SERVICES 0.5%
BCE, Inc.	6,680	308
Manitoba Telecom Services, Inc.	10,321	297
Rogers Communications, Inc. ‘B’	15,327	650
TELUS Corp.	10,391	343

		1,598

UTILITIES 0.2%
Atco Ltd. ‘I’	5,293	188
Capital Power Corp.	8,991	141
Emera, Inc.	1,098	40
Just Energy Group, Inc.	4,994	25
Superior Plus Corp.	4,826	44
TransAlta Corp.	59,134	263

		701

Total Canada		29,882

COLOMBIA 0.0%
ENERGY 0.0%
Pacific Exploration and Production Corp. (a)	79,200	0

Total Colombia		0

DENMARK 1.1%
CONSUMER DISCRETIONARY 0.0%
Pandora A/S	562	68

CONSUMER STAPLES 0.1%
Carlsberg A/S ‘B’	3,931	376

ENERGY 0.0%
Vestas Wind Systems A/S	450	37

FINANCIALS 0.1%
Danske Bank A/S	8,056	236
Sydbank A/S	1,506	46

		282

HEALTH CARE 0.2%
Novo Nordisk A/S ‘B’	13,963	582

INDUSTRIALS 0.5%
AP Moeller - Maersk A/S ‘B’	679	999
FLSmidth & Co. A/S	1,878	70
ISS A/S	12,460	518

		1,587

TELECOMMUNICATION SERVICES 0.2%
TDC A/S	74,064	436

Total Denmark		3,368

FINLAND 0.7%
CONSUMER DISCRETIONARY 0.0%
Nokian Renkaat OYJ	828	30

CONSUMER STAPLES 0.1%
Kesko OYJ ‘B’	3,731	172

ENERGY 0.1%
Neste OYJ	2,890	123

FINANCIALS 0.1%
Sampo OYJ ‘A’	2,758	122

HEALTH CARE 0.0%
Orion OYJ ‘B’	2,703	107

INDUSTRIALS 0.1%
Kone OYJ ‘B’	595	30
Metso OYJ	2,550	74
YIT OYJ	5,301	43

		147

INFORMATION TECHNOLOGY 0.0%
Tieto OYJ	3,471	110

MATERIALS 0.2%
Stora Enso OYJ ‘R’	32,138	285
UPM-Kymmene OYJ	18,877	399

		684

TELECOMMUNICATION SERVICES 0.0%
Elisa OYJ	2,204	81

UTILITIES 0.1%
Fortum OYJ	24,742	400

Total Finland		1,976

FRANCE 11.4%
CONSUMER DISCRETIONARY 1.5%
Accor S.A.	2,993	119
Christian Dior SE	1,441	258
Cie Generale des Etablissements Michelin	6,642	735
Elior Group	3,728	85
Kering	880	178
Lagardere S.C.A.	12,061	307
LVMH Moet Hennessy Louis Vuitton SE	3,099	528
Peugeot S.A. (a)	13,655	209
Publicis Groupe S.A.	2,164	164
Renault S.A.	5,733	472
Television Francaise 1	3,845	37
Valeo S.A.	2,565	150
Vivendi S.A.	63,481	1,281

		4,523

CONSUMER STAPLES 0.8%
Carrefour S.A.	24,340	631
Casino Guichard Perrachon S.A.	9,674	471
Danone S.A.	7,184	534
L’Oreal S.A.	1,357	257
Pernod-Ricard S.A.	2,342	277
Wendel S.A.	782	91

		2,261

ENERGY 1.4%
CGG S.A. (a)	6,637	172
Technip S.A.	3,145	193
Total S.A.	80,839	3,845

		4,210

FINANCIALS 2.3%
AXA S.A.	59,767	1,271
BNP Paribas S.A.	52,690	2,710
CNP Assurances	9,189	154
Credit Agricole S.A.	55,687	549
Eurazeo S.A.	1,914	111
Natixis S.A.	7,811	36
SCOR SE	6,389	199
Societe Generale S.A.	53,323	1,845

		6,875

HEALTH CARE 0.8%
Essilor International S.A.	1,195	154
Sanofi	31,228	2,378

		2,532

INDUSTRIALS 2.0%
Air France-KLM (a)	126,723	682
Airbus Group SE	5,349	325
Alstom S.A. (a)	4,873	129
Bouygues S.A.	18,597	617
Cie de Saint-Gobain	20,221	875
Eiffage S.A.	7,802	606
Legrand S.A.	525	31
Rexel S.A.	30,627	469
Safran S.A.	3,966	285
Schneider Electric SE	6,474	450
Thales S.A.	1,649	152
Vinci S.A.	19,225	1,472

		6,093

INFORMATION TECHNOLOGY 0.3%
Atos SE	3,411	367
Capgemini S.A.	1,727	169
Neopost S.A.	4,708	127
Teleperformance S.E.	1,325	142

		805

MATERIALS 0.3%
Air Liquide S.A.	3,661	393
Arkema S.A.	2,292	212
Vallourec S.A.	53,653	241

		846

REAL ESTATE 0.0%
Nexity S.A.	1,613	85

TELECOMMUNICATION SERVICES 0.8%
Orange S.A.	146,445	2,295

UTILITIES 1.2%
Electricite de France S.A.	52,888	644
Engie S.A.	138,012	2,140
Suez	18,973	313
Veolia Environnement S.A.	25,569	589

		3,686

Total France		34,211

GERMANY 9.0%
CONSUMER DISCRETIONARY 1.4%
adidas AG	5,759	1,002
Bayerische Motoren Werke AG	12,503	1,053
Continental AG	1,704	359
Daimler AG	20,964	1,479
Fielmann AG	1,069	87
ProSiebenSat.1 Media SE	3,881	166

		4,146

CONSUMER STAPLES 0.5%
Beiersdorf AG	1,125	106
METRO AG	29,500	878
Suedzucker AG	15,991	445

		1,429

FINANCIALS 1.5%
Commerzbank AG	152,837	988
Deutsche Bank AG	129,776	1,691
Deutsche Boerse AG	1,859	145
Hannover Rueck SE	2,364	253
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,501	1,214
Talanx AG	5,592	171

		4,462

HEALTH CARE 0.6%
Bayer AG	9,511	955
Fresenius Medical Care AG & Co. KGaA	1,471	129

Fresenius SE & Co. KGaA	4,925	393
Merck KGaA	1,396	150
Rhoen Klinikum AG	3,842	117
STADA Arzneimittel AG	2,600	145

		1,889

INDUSTRIALS 1.7%
Bilfinger SE	7,015	231
Brenntag AG	1,832	100
Deutsche Lufthansa AG	95,941	1,070
Deutsche Post AG	37,636	1,178
Fraport AG Frankfurt Airport Services Worldwide	1,874	102
GEA Group AG	1,600	89
HOCHTIEF AG	3,385	478
MAN SE	777	82
OSRAM Licht AG	2,427	142
Rheinmetall AG	3,811	266
Siemens AG	12,568	1,474

		5,212

INFORMATION TECHNOLOGY 0.4%
Infineon Technologies AG	7,758	138
SAP SE	10,044	919

		1,057

MATERIALS 1.2%
Aurubis AG	2,430	136
BASF SE	18,210	1,559
Evonik Industries AG	5,754	195
HeidelbergCement AG	5,429	514
K+S AG	16,962	322
Lanxess AG	4,376	272
Linde AG	1,530	260
Salzgitter AG	8,484	278
Symrise AG	1,792	132

		3,668

TELECOMMUNICATION SERVICES 0.6%
Deutsche Telekom AG	103,044	1,731
Freenet AG	5,302	155

		1,886

UTILITIES 1.1%
E.ON SE	170,511	1,212
RWE AG	115,568	1,996

		3,208

Total Germany		26,957

HONG KONG 1.3%
CONSUMER DISCRETIONARY 0.1%
Li & Fung Ltd.	152,000	78
SJM Holdings Ltd.	197,000	146

		224

CONSUMER STAPLES 0.0%
Jardine Matheson Holdings Ltd.	1,000	61

FINANCIALS 0.3%
AIA Group Ltd.	67,600	455
Bank of East Asia Ltd.	17,600	72
First Pacific Co. Ltd.	58,000	41
Hang Seng Bank Ltd.	10,500	188
Hong Kong Exchanges and Clearing Ltd.	4,100	109
Kerry Properties Ltd.	38,000	125

		990

INDUSTRIALS 0.2%
Cathay Pacific Airways Ltd.	55,000	77
CK Hutchison Holdings Ltd.	23,043	295
MTR Corp. Ltd.	22,500	124
Noble Group Ltd.	1,038,500	117

		613

REAL ESTATE 0.6%
Hang Lung Group Ltd.	18,000	69
Hang Lung Properties Ltd.	22,000	50
Hongkong Land Holdings Ltd.	17,300	123
Hysan Development Co. Ltd.	14,000	66
New World Development Co. Ltd.	291,000	381
Shimao Property Holdings Ltd.	105,500	144
Sino Land Co. Ltd.	18,000	32
Sun Hung Kai Properties Ltd.	16,000	243
Swire Pacific Ltd. ‘A’	33,500	363
Wharf Holdings Ltd.	27,000	198
Wheelock & Co. Ltd.	23,000	137

		1,806

TELECOMMUNICATION SERVICES 0.0%
PCCW Ltd.	90,000	55

UTILITIES 0.1%
CLP Holdings Ltd.	30,500	316

Total Hong Kong		4,065

IRELAND 0.5%
CONSUMER STAPLES 0.0%
Kerry Group PLC ‘A’	347	29

ENERGY 0.0%
DCC PLC	600	54

HEALTH CARE 0.2%
Medtronic PLC	4,324	374
Perrigo Co. PLC	437	40

		414

INDUSTRIALS 0.1%
Experian PLC	10,165	203

MATERIALS 0.2%
CRH PLC	14,414	479
Smurfit Kappa Group PLC	8,973	200

		679

Total Ireland		1,379

ISRAEL 0.7%
FINANCIALS 0.2%
Bank Hapoalim BM	47,696	271
Bank Leumi Le-Israel BM (a)	76,976	293
Israel Discount Bank Ltd.‘A’ (a)	53,271	98

		662

HEALTH CARE 0.3%
Teva Pharmaceutical Industries Ltd. SP - ADR	18,104	833

MATERIALS 0.1%
Israel Chemicals Ltd.	33,686	131

TELECOMMUNICATION SERVICES 0.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	182,753	345

Total Israel		1,971

ITALY 3.1%
CONSUMER DISCRETIONARY 0.1%
Ferrari NV	2,206	114
Luxottica Group SpA	1,345	64
Mediaset SpA	48,302	152

		330

ENERGY 0.9%
Eni SpA	187,709	2,705
Saipem SpA (a)	55,219	24

		2,729

FINANCIALS 0.8%
Assicurazioni Generali SpA	34,509	421
Banca Popolare dell’Emilia Romagna SC	22,070	82
Intesa Sanpaolo SpA	172,870	384
Poste Italiane SpA	52,645	361
UniCredit SpA	367,363	857
Unione di Banche Italiane SpA	80,374	185
Unipol Gruppo Finanziario SpA	36,420	93

		2,383

INDUSTRIALS 0.1%
Atlantia SpA	3,374	86
Italmobiliare SpA	628	32
Prysmian SpA	3,500	91

		209

MATERIALS 0.1%
Italcementi SpA	24,140	287

TELECOMMUNICATION SERVICES 0.2%
Telecom Italia SpA (a)	779,679	648

UTILITIES 0.9%
A2A SpA	100,720	142
Enel SpA	476,561	2,124
Hera SpA	35,558	96
Snam SpA	38,695	214
Terna Rete Elettrica Nazionale SpA	10,054	52

		2,628

Total Italy		9,214

JAPAN 16.3%
CONSUMER DISCRETIONARY 2.6%
Aisin Seiki Co. Ltd.	4,600	211
Aoyama Trading Co. Ltd.	2,100	73
Asatsu-DK, Inc.	1,800	48
Bandai Namco Holdings, Inc.	1,700	52
Benesse Holdings, Inc.	6,600	169
Bridgestone Corp.	7,600	280
DCM Holdings Co. Ltd.	5,500	47
Denso Corp.	2,300	92
EDION Corp.	3,700	31
Fuji Heavy Industries Ltd.	2,000	75
Fuji Media Holdings, Inc.	12,600	171
Geo Holdings Corp.	2,100	27
Honda Motor Co. Ltd.	35,300	1,019
Isetan Mitsukoshi Holdings Ltd.	11,100	109
Isuzu Motors Ltd.	3,500	41
JVC Kenwood Corp.	30,400	77
Mazda Motor Corp.	11,300	173
Mitsubishi Motors Corp.	35,300	165
Nikon Corp.	14,900	223
Nissan Motor Co. Ltd.	85,200	836
Onward Holdings Co. Ltd.	8,000	58
Panasonic Corp.	58,600	586
Pioneer Corp. (a)	57,800	126
Sankyo Co. Ltd.	700	24
Sega Sammy Holdings, Inc.	5,800	83
Sekisui Chemical Co. Ltd.	3,100	45
Sekisui House Ltd.	6,600	112
Sharp Corp. (a)	187,000	248
Shimamura Co. Ltd.	200	24
Skylark Co. Ltd.	7,500	101
Sony Corp.	14,300	474
Sumitomo Electric Industries Ltd.	13,400	189
Sumitomo Rubber Industries Ltd.	12,000	181
Suzuki Motor Corp.	1,000	33
Takashimaya Co. Ltd.	13,000	107

Takata Corp.	9,600	34
Toyo Tire & Rubber Co. Ltd.	5,600	79
Toyota Motor Corp.	17,000	986
Yamada Denki Co. Ltd.	34,700	172
Yamaha Corp.	1,700	55
Yokohama Rubber Co. Ltd.	8,200	131
Yoshinoya Holdings Co. Ltd.	3,200	46
Zensho Holdings Co. Ltd.	3,100	55

		7,868

CONSUMER STAPLES 1.2%
Aeon Co. Ltd.	54,447	806
Asahi Group Holdings Ltd.	900	33
Coca-Cola West Co. Ltd.	2,800	78
cocokara fine, Inc.	700	27
Ito En Ltd.	900	32
Japan Tobacco, Inc.	7,556	309
Kao Corp.	2,800	158
Kirin Holdings Co. Ltd.	44,700	743
Lion Corp.	4,000	65
Megmilk Snow Brand Co. Ltd.	1,300	48
MEIJI Holdings Co. Ltd.	1,500	149
Morinaga Milk Industry Co. Ltd.	18,000	144
NH Foods Ltd.	4,000	97
Nichirei Corp.	2,500	56
Nippon Suisan Kaisha Ltd.	18,100	78
Nisshin Seifun Group, Inc.	1,300	20
Sapporo Holdings Ltd.	3,600	100
Seiko Holdings Corp.	35,000	110
Seven & i Holdings Co. Ltd.	3,700	175
Shiseido Co. Ltd.	8,500	225
Yamazaki Baking Co. Ltd.	11,000	270

		3,723

ENERGY 0.4%
Idemitsu Kosan Co. Ltd.	11,100	230
Inpex Corp.	36,400	331
JX Holdings, Inc.	155,300	628
Showa Shell Sekiyu KK	4,200	39

		1,228

FINANCIALS 2.5%
Aozora Bank Ltd.	24,000	83
Chiba Bank Ltd.	15,000	85
Concordia Financial Group Ltd.	10,000	44
Credit Saison Co. Ltd.	1,800	30
Dai-ichi Life Insurance Co. Ltd.	38,500	528
Daiwa Securities Group, Inc.	16,000	90
Fukuoka Financial Group, Inc.	21,000	87
Hokuhoku Financial Group, Inc.	7,600	102
Japan Post Bank Co. Ltd.	9,400	112
Japan Post Holdings Co. Ltd.	13,000	163
Joyo Bank Ltd.	11,000	46
Mitsubishi UFJ Financial Group, Inc.	313,300	1,587
Mizuho Financial Group, Inc.	707,700	1,193
MS&AD Insurance Group Holdings, Inc.	3,000	84
Nishi-Nippon City Bank Ltd.	36,000	77
Nomura Holdings, Inc.	70,900	318
North Pacific Bank Ltd.	23,200	82
ORIX Corp.	16,400	242
Resona Holdings, Inc.	94,200	396
SBI Holdings, Inc.	5,400	64
Sony Financial Holdings, Inc.	10,200	140
Sumitomo Mitsui Financial Group, Inc.	38,000	1,284
Sumitomo Mitsui Trust Holdings, Inc.	7,300	238
T&D Holdings, Inc.	19,500	220
Tokio Marine Holdings, Inc.	2,600	100
Yamaguchi Financial Group, Inc.	7,000	75

		7,470

HEALTH CARE 0.6%
Astellas Pharma, Inc.	7,100	111
Daiichi Sankyo Co. Ltd.	21,816	524
Eisai Co. Ltd.	2,800	175
Medipal Holdings Corp.	5,000	87
Mitsubishi Tanabe Pharma Corp.	1,600	34
Nipro Corp.	2,300	29
Otsuka Holdings Co. Ltd.	3,528	161
Shionogi & Co. Ltd.	2,600	133
Sumitomo Dainippon Pharma Co. Ltd.	2,300	45
Suzuken Co. Ltd	3,400	112
Takeda Pharmaceutical Co. Ltd.	10,100	484
Tsumura & Co.	1,100	32

		1,927

INDUSTRIALS 3.4%
ANA Holdings, Inc.	22,000	60
Asahi Glass Co. Ltd.	86,000	556
Central Japan Railway Co.	800	137
Dai Nippon Printing Co. Ltd.	27,000	265
East Japan Railway Co.	3,300	298
Fujikura Ltd.	13,000	71
Furukawa Electric Co. Ltd.	6,100	166
GS Yuasa Corp.	8,000	33
Hankyu Hanshin Holdings, Inc.	800	28
Hitachi Construction Machinery Co. Ltd.	8,700	173
Hoya Corp.	2,300	92
IHI Corp.	27,000	78
ITOCHU Corp.	37,400	471
Iwatani Corp.	6,000	37
Japan Airlines Co. Ltd.	11,500	338
JTEKT Corp.	2,000	30
Kawasaki Heavy Industries Ltd.	59,000	183
Kawasaki Kisen Kaisha Ltd.	31,000	80
Kokuyo Co. Ltd.	2,700	39
Komatsu Ltd.	20,100	461
LIXIL Group Corp.	6,000	129
Marubeni Corp.	95,200	489
Mitsubishi Corp.	25,400	579
Mitsubishi Electric Corp.	30,000	384
Mitsubishi Heavy Industries Ltd.	77,000	322
Mitsui & Co. Ltd.	68,200	945
Mitsui Engineering & Shipbuilding Co. Ltd.	94,000	132
Mitsui OSK Lines Ltd.	79,000	184
Nippon Express Co. Ltd.	6,000	28
Nippon Yusen KK	155,000	290
NSK Ltd.	2,900	30
NTN Corp.	24,000	84
Obayashi Corp.	2,700	27
Sojitz Corp.	142,500	365
Sumitomo Corp.	69,000	772
Sumitomo Forestry Co. Ltd.	7,400	99
Sumitomo Heavy Industries Ltd.	20,000	99
Tokyu Corp.	5,000	38
Toppan Printing Co. Ltd.	27,000	244
Toshiba Corp.	315,000	1,050
Toyota Tsusho Corp.	6,200	144
West Japan Railway Co.	3,800	236

		10,266

INFORMATION TECHNOLOGY 2.1%
Brother Industries Ltd.	10,500	185
Canon, Inc.	39,150	1,137
Citizen Holdings Co. Ltd.	11,200	59
DeNA Co. Ltd.	8,600	313
FUJIFILM Holdings Corp.	7,200	267
Fujitsu Ltd.	149,000	802
Gree, Inc.	5,800	33
Hitachi Ltd.	237,000	1,111
Ibiden Co. Ltd.	8,500	114
Japan Display, Inc. (a)	79,000	124
Konica Minolta, Inc.	30,700	260
Kyocera Corp.	800	38
Murata Manufacturing Co. Ltd.	700	91
NEC Corp.	201,000	518
Nintendo Co. Ltd.	200	53
Nippon Electric Glass Co. Ltd.	39,000	202
NTT Data Corp.	1,100	55
Omron Corp.	1,200	43
Ricoh Co. Ltd.	68,000	615
Seiko Epson Corp.	4,100	79
Tokyo Electron Ltd.	500	44
Toshiba TEC Corp. (a)	9,000	36
Yokogawa Electric Corp.	2,300	31

		6,210

MATERIALS 1.3%
Asahi Kasei Corp.	19,000	151
Denka Co. Ltd.	17,000	74
DIC Corp.	4,700	145
JFE Holdings, Inc.	14,600	213
JSR Corp.	2,100	33
Kaneka Corp.	12,000	95

Kobe Steel Ltd.	23,100	210
Mitsubishi Chemical Holdings Corp.	94,400	592
Mitsubishi Materials Corp.	3,300	90
Mitsui Chemicals, Inc.	39,000	185
Mitsui Mining & Smelting Co. Ltd.	58,000	121
Nippon Kayaku Co. Ltd.	4,000	43
Nippon Light Metal Holdings Co. Ltd.	14,800	32
Nippon Paper Industries Co. Ltd.	12,218	224
Nippon Sheet Glass Co. Ltd. (a)	17,400	139
Nippon Steel & Sumitomo Metal Corp.	3,000	62
Nisshin Steel Co. Ltd.	2,300	31
Oji Holdings Corp.	35,000	139
Rengo Co. Ltd.	6,000	37
Shin-Etsu Chemical Co. Ltd.	1,400	98
Showa Denko KK	17,500	220
Sumitomo Chemical Co. Ltd.	79,000	351
Sumitomo Metal Mining Co. Ltd.	3,000	41
Taiheiyo Cement Corp.	17,000	49
Teijin Ltd.	10,600	206
Tokuyama Corp. (a)	32,000	134
Toyo Seikan Group Holdings Ltd.	4,900	87
Ube Industries Ltd.	96,000	184

		3,986

REAL ESTATE 0.1%
Daito Trust Construction Co. Ltd.	200	32
Daiwa House Industry Co. Ltd.	5,000	137

		169

TELECOMMUNICATION SERVICES 1.2%
KDDI Corp.	11,700	363
Nippon Telegraph & Telephone Corp.	46,600	2,131
NTT DOCOMO, Inc.	32,200	818
SoftBank Group Corp.	2,900	188

		3,500

UTILITIES 0.9%
Chubu Electric Power Co., Inc.	53,800	783
Chugoku Electric Power Co., Inc.	9,600	121
Electric Power Development Co. Ltd.	2,100	50
Hokkaido Electric Power Co., Inc.	2,400	20
Hokuriku Electric Power Co.	17,988	219
Kansai Electric Power Co., Inc. (a)	47,400	431
Kyushu Electric Power Co., Inc.	3,200	30
Osaka Gas Co. Ltd.	13,000	55
Shikoku Electric Power Co., Inc.	7,100	70
Tohoku Electric Power Co., Inc.	33,700	439
Tokyo Electric Power Co. Holdings, Inc. (a)	92,700	402
Tokyo Gas Co. Ltd.	10,000	45

		2,665

Total Japan		49,012

LUXEMBOURG 0.4%
CONSUMER DISCRETIONARY 0.1%
RTL Group S.A.	1,991	166
MATERIALS 0.3%
ArcelorMittal	167,160	1,019
Tenaris S.A.	4,563	65

		1,084

Total Luxembourg		1,250

MACAU 0.0%
CONSUMER DISCRETIONARY 0.0%
Sands China Ltd.	9,600	42
Wynn Macau Ltd.	37,600	63

		105

Total Macau		105

NETHERLANDS 4.4%
CONSUMER DISCRETIONARY 0.1%
Wolters Kluwer NV	5,089	218

CONSUMER STAPLES 0.8%
Heineken Holding NV	5,294	424
Heineken NV	3,282	289
Koninklijke Ahold Delhaize NV	72,238	1,645

		2,358

ENERGY 2.2%
Fugro NV	13,670	221
Royal Dutch Shell PLC ‘A’	252,403	6,299

		6,520

FINANCIALS 0.7%
ABN AMRO Group NV	11,821	244
Aegon NV	91,584	349
Delta Lloyd NV	43,266	199
ING Groep NV	74,256	917
NN Group NV	13,979	429

		2,138

INDUSTRIALS 0.4%
Boskalis Westminster	1,109	39
Koninklijke BAM Groep NV	19,307	90
Koninklijke Philips NV	24,772	733
PostNL NV (a)	36,685	166
Randstad Holding NV	1,533	70

		1,098

INFORMATION TECHNOLOGY 0.0%
NXP Semiconductor NV (a)	785	80

MATERIALS 0.1%
Akzo Nobel NV	4,063	275
Koninklijke DSM NV	2,250	152

		427

TELECOMMUNICATION SERVICES 0.1%
Koninklijke KPN NV	83,036	275
VimpelCom Ltd. SP - ADR	38,223	133

		408

Total Netherlands		13,247

NEW ZEALAND 0.2%
MATERIALS 0.1%
Fletcher Building Ltd.	21,047	165

TELECOMMUNICATION SERVICES 0.1%
Spark New Zealand Ltd.	138,554	364

Total New Zealand		529

NORWAY 1.3%
CONSUMER STAPLES 0.2%
Marine Harvest ASA	14,613	262
Orkla ASA	16,146	167

		429

ENERGY 0.8%
Petroleum Geo-Services ASA	31,177	69
Statoil ASA	139,218	2,337
TGS Nopec Geophysical Co. ASA	3,523	64

		2,470

FINANCIALS 0.1%
DNB ASA	18,931	249
Gjensidige Forsikring ASA	5,547	104

		353

MATERIALS 0.1%
Norsk Hydro ASA	27,466	119
Yara International ASA	5,520	184

		303

TELECOMMUNICATION SERVICES 0.1%
Telenor ASA	13,499	232

Total Norway		3,787

PORTUGAL 0.2%
CONSUMER STAPLES 0.0%
Jeronimo Martins SGPS S.A.	2,611	45
Sonae SGPS S.A.	94,053	72

		117

ENERGY 0.0%
Galp Energia SGPS S.A.	3,057	42

FINANCIALS 0.0%
Banco Comercial Portugues S.A. (a)	2,676,815	46
Banco Espirito Santo S.A.	59,573	1

		47

UTILITIES 0.2%
EDP - Energias de Portugal S.A.	136,091	456

Total Portugal		662

SINGAPORE 0.9%
CONSUMER DISCRETIONARY 0.1%
Jardine Cycle & Carriage Ltd.	4,300	136
Singapore Press Holdings Ltd.	22,900	64

		200

CONSUMER STAPLES 0.1%
Keppel Corp. Ltd.	79,100	315
Wilmar International Ltd.	36,300	86

		401

FINANCIALS 0.3%
DBS Group Holdings Ltd.	33,310	378
Oversea-Chinese Banking Corp. Ltd.	40,200	256
United Overseas Bank Ltd.	20,100	279

		913

INDUSTRIALS 0.2%
ComfortDelGro Corp. Ltd.	35,600	74
Hutchison Port Holdings Trust	220,700	98
Sembcorp Industries Ltd.	46,000	88
Singapore Airlines Ltd.	34,767	269

		529

INFORMATION TECHNOLOGY 0.1%
Broadcom Ltd.	946	163

REAL ESTATE 0.0%
CapitaLand Ltd.	61,900	146

TELECOMMUNICATION SERVICES 0.1%
Singapore Telecommunications Ltd.	105,900	310

Total Singapore		2,662

SOUTH AFRICA 0.1%
FINANCIALS 0.0%
Investec PLC	18,040	110

MATERIALS 0.1%
Mondi PLC	6,306	132

Total South Africa		242

SPAIN 3.4%
CONSUMER DISCRETIONARY 0.1%
Inditex S.A.	11,224	416

CONSUMER STAPLES 0.1%
Distribuidora Internacional de Alimentacion S.A.	31,613	196

ENERGY 0.1%
Repsol S.A.	27,882	379

FINANCIALS 1.5%
Banco Bilbao Vizcaya Argentaria S.A.	103,498	626
Banco de Sabadell S.A.	52,690	68
Banco Santander S.A.	769,301	3,413
CaixaBank S.A.	41,336	104
Mapfre S.A.	91,163	255

		4,466

INDUSTRIALS 0.3%
Abengoa S.A. ‘B’ (a)	226,011	55
Abertis Infraestructuras S.A.	6,666	104
Acciona S.A.	2,989	226
ACS Actividades de Construccion y Servicios S.A.	12,378	374
Ferrovial S.A.	11,035	235
Obrascon Huarte Lain S.A.	21,584	86

		1,080

INFORMATION TECHNOLOGY 0.1%
Amadeus IT Holding S.A.	2,038	102
Indra Sistemas S.A. (a)	8,686	116

		218

TELECOMMUNICATION SERVICES 0.6%
Telefonica S.A.	185,833	1,880

UTILITIES 0.6%
Endesa S.A.	48,700	1,044
Gas Natural SDG S.A.	8,284	170
Iberdrola S.A.	74,824	509

		1,723

Total Spain		10,358

SWEDEN 2.0%
CONSUMER DISCRETIONARY 0.1%
Autoliv, Inc.	369	39
Bonava AB ‘B’ (a)	2,591	33
Electrolux AB ‘B’	3,746	94
Hennes & Mauritz AB ‘B’	6,415	181

		347

CONSUMER STAPLES 0.2%
Svenska Cellulosa AB S.C.A. ‘B’	12,024	357
Swedish Match AB	5,384	197

		554

FINANCIALS 0.6%
Nordea Bank AB	64,125	637
Ratos AB ‘B’	14,438	69
Skandinaviska Enskilda Banken AB	30,195	303
Svenska Handelsbanken AB ‘A’	25,204	346
Swedbank AB ‘A’	18,843	443

		1,798

HEALTH CARE 0.0%
Getinge AB ‘B’	3,504	68

INDUSTRIALS 0.6%
Assa Abloy AB ‘B’	6,134	125

Atlas Copco AB ‘A’	7,740	233
NCC AB ‘B’	2,591	68
Sandvik AB	28,550	314
Securitas AB ‘B’	9,344	157
Skanska AB ‘B’	4,758	111
SKF AB ‘B’	6,787	117
Volvo AB ‘B’	52,227	596

		1,721

INFORMATION TECHNOLOGY 0.1%
Telefonaktiebolaget LM Ericsson ‘B’	72,142	521

MATERIALS 0.1%
Boliden AB	9,275	218
SSAB AB ‘A’ (a)	10,345	30

		248

TELECOMMUNICATION SERVICES 0.3%
Tele2 AB ‘B’	44,792	387
Telia Co. AB	97,368	436

		823

Total Sweden		6,080

SWITZERLAND 5.1%
CONSUMER DISCRETIONARY 0.1%
Cie Financiere Richemont S.A.	3,347	204
Garmin Ltd.	1,910	92
Swatch Group AG	387	110

		406

CONSUMER STAPLES 0.6%
Coca-Cola HBC AG	3,772	88
Nestle S.A.	20,840	1,645

		1,733

ENERGY 0.2%
Transocean Ltd.	38,917	415
Weatherford International PLC (a)	48,195	271

		686

FINANCIALS 1.7%
Baloise Holding AG	1,416	171
Credit Suisse Group AG	68,392	899
Helvetia Holding AG	123	62
Swiss Life Holding AG	2,320	602
Swiss Re AG	15,614	1,410
UBS Group AG	21,282	291
Zurich Insurance Group AG	5,881	1,517

		4,952

HEALTH CARE 1.4%
Actelion Ltd.	246	43
Lonza Group AG	245	47
Novartis AG	26,160	2,064
Roche Holding AG	7,790	1,936

		4,090

INDUSTRIALS 0.4%
ABB Ltd.	18,361	414
Adecco Group AG	3,262	184
Schindler Holding AG	1,029	193
SGS S.A.	31	69
Wolseley PLC	3,808	214

		1,074

INFORMATION TECHNOLOGY 0.1%
STMicroelectronics NV	20,444	167
TE Connectivity Ltd.	3,762	242

		409

MATERIALS 0.6%
Clariant AG	5,018	86
Givaudan S.A.	49	100
Glencore PLC	490,220	1,342
Syngenta AG (a)	906	397

		1,925

TELECOMMUNICATION SERVICES 0.0%
Swisscom AG	143	68

Total Switzerland		15,343

UNITED KINGDOM 15.8%
CONSUMER DISCRETIONARY 1.3%
Berkeley Group Holdings PLC	867	29
Compass Group PLC	24,401	472
Fiat Chrysler Automobiles NV	106,973	685
GKN PLC	19,972	83
Inchcape PLC	4,252	36
Informa PLC	7,438	69
InterContinental Hotels Group PLC	1,812	75
ITV PLC	33,713	82
Kingfisher PLC	86,556	422
Marks & Spencer Group PLC	81,133	348
Mitchells & Butlers PLC	9,591	34
Next PLC	2,034	126
Pearson PLC	15,030	147
Persimmon PLC	1,218	29
RELX NV	7,379	132
RELX PLC	6,636	126
Sky PLC	11,575	134
Thomas Cook Group PLC (a)	184,550	165
William Hill PLC	14,541	57
WPP PLC	25,799	606

		3,857

CONSUMER STAPLES 2.8%
Associated British Foods PLC	1,939	66
British American Tobacco PLC	32,335	2,062
Diageo PLC	20,531	588
Imperial Brands PLC	19,415	999
J Sainsbury PLC	206,885	659
Reckitt Benckiser Group PLC	5,545	522
SABMiller PLC	9,445	550
Tate & Lyle PLC	15,031	146
Tesco PLC (a)	273,635	648
Unilever NV - Dutch Certificate	18,624	858
Unilever PLC	10,513	498
WM Morrison Supermarkets PLC	262,417	741

		8,337

ENERGY 1.7%
BP PLC	763,669	4,451
John Wood Group PLC	6,771	66
Petrofac Ltd.	15,873	184
Subsea 7 S.A.	16,094	174
Tullow Oil PLC (a)	55,637	183

		5,058

FINANCIALS 4.9%
Aberdeen Asset Management PLC	7,721	32
Admiral Group PLC	2,024	54
Aviva PLC	73,819	421
Barclays PLC	1,053,113	2,283
Direct Line Insurance Group PLC	51,840	245
HSBC Holdings PLC	896,350	6,738
ICAP PLC	23,364	141
Intermediate Capital Group PLC	5,364	41
Lancashire Holdings Ltd.	12,283	107
Legal & General Group PLC	20,466	58
Lloyds Banking Group PLC	1,491,968	1,054
Man Group PLC	90,067	131
Old Mutual PLC	333,649	874
Prudential PLC	7,114	126
Royal Bank of Scotland Group PLC (a)	283,454	656

RSA Insurance Group PLC	9,862	70
Standard Chartered PLC	179,167	1,458
Standard Life PLC	20,863	93

		14,582

HEALTH CARE 1.1%
AstraZeneca PLC	23,606	1,529
GlaxoSmithKline PLC	80,052	1,705
Smith & Nephew PLC	3,925	63

		3,297

INDUSTRIALS 1.1%
Aggreko PLC	2,478	31
BAE Systems PLC	92,167	626
Balfour Beatty PLC (a)	10,219	37
Bunzl PLC	1,963	58
Capita PLC	5,233	45
Carillion PLC	15,236	49
CNH Industrial NV	61,421	440
Firstgroup PLC (a)	83,131	114
G4S PLC	22,129	65
IMI PLC	2,203	31
International Consolidated Airlines Group S.A.	38,556	199
National Express Group PLC	14,508	65
QinetiQ Group PLC	13,681	42
Rentokil Initial PLC	44,234	127
Rolls-Royce Holdings PLC	44,531	415
Royal Mail PLC	89,564	568
Smiths Group PLC	5,677	108
Stagecoach Group PLC	33,281	91
Weir Group PLC	2,443	54

		3,165

INFORMATION TECHNOLOGY 0.1%
Sage Group PLC	22,065	211
Serco Group PLC (a)	16,083	27

		238

MATERIALS 1.3%
Anglo American PLC	132,153	1,648
Croda International PLC	689	31
DS Smith PLC	13,520	67
KAZ Minerals PLC (a)	50,222	144
Rio Tinto Ltd.	16,230	646
Rio Tinto PLC	44,563	1,481

		4,017

TELECOMMUNICATION SERVICES 0.8%
BT Group PLC	91,254	459
Vodafone Group PLC	729,661	2,093

		2,552

UTILITIES 0.7%
Centrica PLC	240,909	712
Drax Group PLC	30,504	121
National Grid PLC	58,649	828
Severn Trent PLC	5,587	181
SSE PLC	12,717	258
United Utilities Group PLC	9,897	129

		2,229

Total United Kingdom		47,332

UNITED STATES 0.2%
CONSUMER DISCRETIONARY 0.1%
Carnival PLC	3,211	157
Thomson Reuters Corp.	5,136	212

		369

HEALTH CARE 0.0%
Shire PLC	1,710	111

MATERIALS 0.1%
Domtar Corp.	4,308	160

Total United States		640

Total Common Stocks (Cost $266,297)		291,921

PREFERRED STOCKS 0.6%
GERMANY 0.6%
INDUSTRIALS 0.6%
Henkel AG & Co. KGaA	2,393	326
Porsche Automobil Holding SE	1,500	77
Volkswagen AG	11,307	1,489

		1,892

MATERIALS 0.0%
FUCHS PETROLUB SE	1,007	46

Total Preferred Stocks (Cost $1,754)		1,938

REAL ESTATE INVESTMENT TRUSTS 0.6%
AUSTRALIA 0.3%
REAL ESTATE 0.3%
Dexus Property Group	15,573	109
Mirvac Group	114,960	198
Scentre Group	76,092	275
Stockland	100,575	368
Westfield Corp.	14,898	112

		1,062

Total Australia		1,062

CANADA 0.1%
REAL ESTATE 0.1%
Artis Real Estate Investment Trust	2,988	28
Cominar Real Estate Investment Trust	4,913	57
Dream Office Real Estate Investment Trust	5,125	66
H&R Real Estate Investment Trust	5,637	97
RioCan Real Estate Investment Trust	4,382	91
Smart Real Estate Investment Trust	1,264	34

		373

Total Canada		373

FRANCE 0.1%
REAL ESTATE 0.1%
Unibail-Rodamco SE	1,138	307

Total France		307

UNITED KINGDOM 0.1%
REAL ESTATE 0.1%
Land Securities Group PLC	4,852	66
Segro PLC	16,123	95

		161

Total United Kingdom		161

Total Real Estate Investment Trusts (Cost $1,755)		1,903

Total Investments in Securities (Cost $269,806)		295,762

Total Investments 98.6% (Cost $269,806)		$295,762
Other Assets and Liabilities, net 1.4%		4,059

Net Assets 100.0%		$299,821

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

(b)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Great-West Lifeco, Inc.	12/18/2008 - 08/04/2016	$189	$182	0.06%
PrairieSky Royalty Ltd.	06/03/2016	24	26	0.01

		$213	$208	0.07%

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Common Stocks
Australia
Consumer Discretionary	$0	$586	$0	$586
Consumer Staples	0	2,495	0	2,495
Energy	0	944	0	944
Financials	0	9,177	0	9,177
Health Care	0	579	0	579
Industrials	0	1,281	0	1,281
Materials	0	7,607	0	7,607
Real Estate	0	79	0	79
Telecommunication Services	0	323	0	323
Utilities	0	569	0	569
Austria
Energy	0	582	0	582
Financials	0	1,030	0	1,030
Industrials	0	66	0	66
Materials	0	237	0	237
Real Estate	0	33	0	33
Utilities	0	53	0	53
Belgium
Consumer Staples	0	806	0	806
Financials	0	736	0	736
Health Care	0	42	0	42
Industrials	0	43	0	43
Materials	0	143	0	143
Telecommunication Services	0	238	0	238
Canada
Consumer Discretionary	912	0	0	912
Consumer Staples	362	0	0	362
Energy	8,564	0	0	8,564
Financials	9,856	0	0	9,856
Industrials	1,964	0	0	1,964
Information Technology	433	0	0	433
Materials	5,492	0	0	5,492
Telecommunication Services	1,598	0	0	1,598
Utilities	701	0	0	701
Denmark
Consumer Discretionary	0	68	0	68
Consumer Staples	0	376	0	376
Energy	0	37	0	37
Financials	0	282	0	282
Health Care	0	582	0	582
Industrials	0	1,587	0	1,587
Telecommunication Services	0	436	0	436
Finland
Consumer Discretionary	0	30	0	30
Consumer Staples	0	172	0	172
Energy	0	123	0	123
Financials	0	122	0	122
Health Care	0	107	0	107
Industrials	0	147	0	147
Information Technology	0	110	0	110
Materials	0	684	0	684
Telecommunication Services	0	81	0	81
Utilities	0	400	0	400
France
Consumer Discretionary	0	4,523	0	4,523
Consumer Staples	0	2,261	0	2,261
Energy	172	4,038	0	4,210
Financials	0	6,875	0	6,875
Health Care	0	2,532	0	2,532
Industrials	0	6,093	0	6,093
Information Technology	0	805	0	805
Materials	0	846	0	846
Real Estate	0	85	0	85
Telecommunication Services	0	2,295	0	2,295
Utilities	0	3,686	0	3,686
Germany
Consumer Discretionary	0	4,146	0	4,146
Consumer Staples	0	1,429	0	1,429
Financials	0	4,462	0	4,462
Health Care	0	1,889	0	1,889
Industrials	0	5,212	0	5,212
Information Technology	0	1,057	0	1,057
Materials	0	3,668	0	3,668
Telecommunication Services	0	1,886	0	1,886
Utilities	0	3,208	0	3,208
Hong Kong
Consumer Discretionary	0	224	0	224
Consumer Staples	61	0	0	61
Financials	0	990	0	990
Industrials	0	613	0	613
Real Estate	0	1,806	0	1,806
Telecommunication Services	0	55	0	55
Utilities	0	316	0	316
Ireland
Consumer Staples	0	29	0	29
Energy	0	54	0	54
Health Care	414	0	0	414
Industrials	0	203	0	203
Materials	200	479	0	679
Israel
Financials	0	662	0	662
Health Care	833	0	0	833
Materials	0	131	0	131
Telecommunication Services	0	345	0	345
Italy
Consumer Discretionary	114	216	0	330
Energy	0	2,729	0	2,729
Financials	0	2,383	0	2,383
Industrials	32	177	0	209
Materials	0	287	0	287
Telecommunication Services	0	648	0	648
Utilities	0	2,628	0	2,628
Japan
Consumer Discretionary	0	7,868	0	7,868
Consumer Staples	0	3,723	0	3,723
Energy	0	1,228	0	1,228
Financials	0	7,470	0	7,470
Health Care	0	1,927	0	1,927
Industrials	0	10,266	0	10,266
Information Technology	0	6,210	0	6,210
Materials	0	3,986	0	3,986
Real Estate	0	169	0	169
Telecommunication Services	0	3,500	0	3,500
Utilities	0	2,665	0	2,665
Luxembourg
Consumer Discretionary	0	166	0	166
Materials	0	1,084	0	1,084
Macau
Consumer Discretionary	0	105	0	105
Netherlands
Consumer Discretionary	0	218	0	218
Consumer Staples	0	2,358	0	2,358
Energy	0	6,520	0	6,520
Financials	917	1,221	0	2,138
Industrials	0	1,098	0	1,098
Information Technology	80	0	0	80
Materials	0	427	0	427
Telecommunication Services	133	275	0	408
New Zealand
Materials	0	165	0	165
Telecommunication Services	0	364	0	364
Norway
Consumer Staples	0	429	0	429
Energy	0	2,470	0	2,470
Financials	0	353	0	353
Materials	0	303	0	303
Telecommunication Services	0	232	0	232
Portugal
Consumer Staples	0	117	0	117
Energy	0	42	0	42
Financials	0	46	1	47
Utilities	0	456	0	456
Singapore
Consumer Discretionary	0	200	0	200
Consumer Staples	0	401	0	401
Financials	0	913	0	913
Industrials	0	529	0	529
Information Technology	163	0	0	163
Real Estate	0	146	0	146
Telecommunication Services	0	310	0	310
South Africa
Financials	0	110	0	110
Materials	0	132	0	132
Spain
Consumer Discretionary	0	416	0	416
Consumer Staples	0	196	0	196
Energy	0	379	0	379
Financials	0	4,466	0	4,466
Industrials	0	1,080	0	1,080
Information Technology	0	218	0	218
Telecommunication Services	0	1,880	0	1,880
Utilities	0	1,723	0	1,723
Sweden
Consumer Discretionary	72	275	0	347
Consumer Staples	0	554	0	554
Financials	0	1,798	0	1,798
Health Care	0	68	0	68
Industrials	0	1,721	0	1,721
Information Technology	0	521	0	521
Materials	0	248	0	248
Telecommunication Services	0	823	0	823
Switzerland
Consumer Discretionary	92	314	0	406
Consumer Staples	0	1,733	0	1,733
Energy	686	0	0	686
Financials	0	4,952	0	4,952
Health Care	0	4,090	0	4,090
Industrials	0	1,074	0	1,074
Information Technology	242	167	0	409
Materials	0	1,925	0	1,925
Telecommunication Services	0	68	0	68
United Kingdom
Consumer Discretionary	719	3,138	0	3,857
Consumer Staples	0	8,337	0	8,337
Energy	0	5,058	0	5,058
Financials	0	14,582	0	14,582
Health Care	0	3,297	0	3,297
Industrials	0	3,165	0	3,165
Information Technology	0	238	0	238
Materials	0	4,017	0	4,017
Telecommunication Services	0	2,552	0	2,552
Utilities	0	2,229	0	2,229
United States
Consumer Discretionary	212	157	0	369
Health Care	0	111	0	111
Materials	160	0	0	160
Preferred Stocks
Germany
Industrials	0	1,892	0	1,892
Materials	0	46	0	46
Real Estate Investment Trusts
Australia
Real Estate	0	1,062	0	1,062
Canada
Real Estate	373	0	0	373
France
Real Estate	0	307	0	307
United Kingdom
Real Estate	0	161	0	161

Total Investments	$35,557	$260,204	$1	$295,762
There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.6%
COMMON STOCKS 98.8%
BERMUDA 0.0%
FINANCIALS 0.0%
XL Group Ltd.	5,787	$195

Total Bermuda		195

IRELAND 0.3%
INFORMATION TECHNOLOGY 0.3%
Accenture PLC ‘A’	13,569	1,658

Total Ireland		1,658

UNITED KINGDOM 0.1%
CONSUMER STAPLES 0.1%
Coca-Cola European Partners PLC	15,127	603

Total United Kingdom		603

UNITED STATES 98.4%
CONSUMER DISCRETIONARY 11.7%
Aaron’s, Inc.	9,971	253
Abercrombie & Fitch Co. ‘A’	42,864	681
Advance Auto Parts, Inc.	351	52
Amazon.com, Inc. (a)	3,261	2,730
American Eagle Outfitters, Inc.	23,714	424
Apollo Education Group, Inc. (a)	30,769	245
Ascena Retail Group, Inc. (a)	2,925	16
AutoNation, Inc. (a)	4,781	233
AutoZone, Inc. (a)	423	325
Bed Bath & Beyond, Inc.	35,435	1,528
Best Buy Co., Inc.	26,679	1,019
Big Lots, Inc.	16,449	785
Bloomin’ Brands, Inc.	8,334	144
Bob Evans Farms, Inc.	2,034	78
Boyd Gaming Corp. (a)	3,956	78
Brinker International, Inc.	6,147	310
Burlington Stores, Inc. (a)	1,424	115
Cabela’s, Inc. (a)	1,679	92
Caesars Entertainment Corp. (a)	21,689	162
Carnival Corp.	10,634	519
Carter’s, Inc.	539	47
CBS Corp. ‘B’	21,457	1,175
Charter Communications, Inc. ‘A’ (a)	281	76
Chico’s FAS, Inc.	33,754	402
Cinemark Holdings, Inc.	4,831	185
Coach, Inc.	27,186	994
Comcast Corp. ‘A’	52,772	3,501
Cooper Tire & Rubber Co.	1,923	73
Dana, Inc.	10,584	165
DeVry Education Group, Inc.	6,145	142
Dick’s Sporting Goods, Inc.	2,125	121
Dillard’s, Inc. ‘A’	8,902	561
Discovery Communications, Inc. ‘A’ (a)	12,000	323
Dollar General Corp.	3,581	251
Dollar Tree, Inc. (a)	1,712	135
Expedia, Inc.	1,852	216
Express, Inc. (a)	4,410	52
Foot Locker, Inc.	2,538	172
Ford Motor Co.	73,523	887
Fossil Group, Inc. (a)	19,689	547
GameStop Corp. ‘A’	27,571	761
Gannett Co., Inc.	6,562	76
Gap, Inc.	52,697	1,172
General Motors Co.	24,833	789
Genesco, Inc. (a)	2,649	144
Genuine Parts Co.	2,058	207
GNC Holdings, Inc. ‘A’	18,819	384

Goodyear Tire & Rubber Co.	6,659	215
Graham Holdings Co. ‘B’	423	204
Guess?, Inc.	19,723	288
Harley-Davidson, Inc.	4,180	220
Hasbro, Inc.	4,458	354
Home Depot, Inc.	31,086	4,000
International Game Technology PLC	15,378	375
Interpublic Group of Cos., Inc.	26,400	590
JC Penney Co., Inc. (a)	46,143	425
Johnson Controls International PLC	4,057	189
Kohl’s Corp.	49,453	2,164
L Brands, Inc.	5,266	373
Las Vegas Sands Corp.	3,806	219
Liberty Interactive Corp. ‘A’ (a)	20,230	405
Lowe’s Cos., Inc.	33,411	2,413
Macy’s, Inc.	30,610	1,134
Marriott International, Inc. ‘A’	1	0
Mattel, Inc.	28,708	869
McDonald’s Corp.	33,278	3,839
MGM Resorts International (a)	9,350	243
Murphy USA, Inc. (a)	926	66
News Corp. ‘A’	7,912	111
NIKE, Inc. ‘B’	20,983	1,105
Nordstrom, Inc.	9,373	486
Norwegian Cruise Line Holdings Ltd. (a)	2,955	111
O’Reilly Automotive, Inc. (a)	1,659	465
Office Depot, Inc.	30,894	110
Omnicom Group, Inc.	15,678	1,333
Panera Bread Co. ‘A’ (a)	371	72
Pier 1 Imports, Inc.	9,192	39
Ralph Lauren Corp.	5,654	572
Regal Entertainment Group ‘A’	16,476	358
Rent-A-Center, Inc.	26,866	340
Ross Stores, Inc.	2,038	131
Royal Caribbean Cruises Ltd.	2,247	168
Safeway Casa Ley CVR	38,866	5
Safeway PDC LLC CVR	38,866	2
Sally Beauty Holdings, Inc. (a)	5,416	139
Scripps Networks Interactive, Inc. ‘A’	1,596	101
Sears Holdings Corp. (a)	16,695	191
SeaWorld Entertainment, Inc.	15,908	214
Service Corp. International	1,838	49
Six Flags Entertainment Corp.	1,512	81
Sotheby’s	2,039	77
Staples, Inc.	82,144	702
Starbucks Corp.	12,225	662
Target Corp.	31,493	2,163
Tenneco, Inc. (a)	4,690	273
Time Warner, Inc.	38,323	3,051
Time, Inc.	29,036	420
TJX Cos., Inc.	6,889	515
Tractor Supply Co.	1,863	125
Tribune Media Co. ‘A’	10,205	373
Tupperware Brands Corp.	10,094	660
Urban Outfitters, Inc. (a)	8,430	291
VF Corp.	1,739	97
Viacom, Inc. ‘B’	57,624	2,195
Visteon Corp.	2,624	188
Walt Disney Co.	16,344	1,518
Weight Watchers International, Inc. (a)	48,635	502
Wendy’s Co.	14,267	154
Wyndham Worldwide Corp.	11,121	749
Wynn Resorts Ltd.	9,144	891
Yum! Brands, Inc.	3,128	284

		64,005

CONSUMER STAPLES 8.8%
Altria Group, Inc.	38,379	2,427
Avon Products, Inc.	186,535	1,056
Brown-Forman Corp.	2,044	97
Bunge Ltd.	5,080	301
Campbell Soup Co.	2,720	149
Casey’s General Stores, Inc.	765	92
Clorox Co.	518	65
Coca-Cola Co.	76,435	3,235
Colgate-Palmolive Co.	14,024	1,040
ConAgra Foods, Inc.	5,762	271
Costco Wholesale Corp.	3,636	555
CVS Health Corp.	20,580	1,831
Dr Pepper Snapple Group, Inc.	9,303	849
Energizer Holdings, Inc.	2,098	105
Estee Lauder Cos., Inc. ‘A’	2,521	223
General Mills, Inc.	17,545	1,121
Herbalife Ltd. (a)	18,695	1,159

HRG Group, Inc. (a)	14,237	224
Ingredion, Inc.	1,223	163
JM Smucker Co.	1,251	170
Kellogg Co.	6,795	526
Kimberly-Clark Corp.	3,252	410
Kraft Heinz Co.	3,685	330
Kroger Co.	50,871	1,510
Leucadia National Corp.	5,590	106
McCormick & Co., Inc.	1,364	136
Molson Coors Brewing Co. ‘B’	877	96
Mondelez International, Inc. ‘A’	31,781	1,395
Nu Skin Enterprises, Inc. ‘A’	8,787	569
PepsiCo, Inc.	39,905	4,341
Philip Morris International, Inc.	65,608	6,378
Procter & Gamble Co.	74,080	6,649
Reynolds American, Inc.	12,734	600
Rite Aid Corp. (a)	92,963	715
SUPERVALU, Inc. (a)	37,303	186
Sysco Corp.	19,697	965
Universal Corp.	3,095	180
Wal-Mart Stores, Inc.	94,646	6,826
Walgreens Boots Alliance, Inc.	9,328	752
Whole Foods Market, Inc.	8,312	236

		48,039

ENERGY 11.8%
Anadarko Petroleum Corp.	16,256	1,030
Apache Corp.	24,616	1,572
Archrock, Inc.	2,527	33
Baker Hughes, Inc.	8,788	444
Bill Barrett Corp. (a)	13,186	73
Bristow Group, Inc.	4,117	58
California Resources Corp.	45,653	571
Chesapeake Energy Corp. (a)	338,193	2,121
Chevron Corp.	124,423	12,806
Concho Resources, Inc. (a)	889	122
ConocoPhillips	134,093	5,829
CONSOL Energy, Inc.	22,998	442
Continental Resources, Inc. (a)	1,478	77
CVR Energy, Inc.	8,057	111
Denbury Resources, Inc.	122,100	394
Devon Energy Corp.	4,680	206
Diamond Offshore Drilling, Inc.	18,376	324
Energen Corp.	5,074	293
EOG Resources, Inc.	4,180	404
EP Energy Corp. ‘A’ (a)	37,177	163
Exterran Corp. (a)	1,263	20
Exxon Mobil Corp.	184,702	16,121
Halliburton Co.	27,176	1,220
Helmerich & Payne, Inc.	1,487	100
Hess Corp.	34,089	1,828
HollyFrontier Corp.	21,810	534
Kinder Morgan, Inc.	14,542	336
Marathon Oil Corp.	141,607	2,239
Marathon Petroleum Corp.	31,882	1,294
MRC Global, Inc. (a)	7,943	131
Murphy Oil Corp.	44,540	1,354
Nabors Industries Ltd.	24,878	303
National Oilwell Varco, Inc.	39,162	1,439
Newfield Exploration Co. (a)	6,982	303
Noble Energy, Inc.	2,974	106
NOW, Inc. (a)	6,450	138
Oasis Petroleum, Inc. (a)	19,104	219
Occidental Petroleum Corp.	31,725	2,313
Oceaneering International, Inc.	3,082	85
ONEOK, Inc.	3,036	156
Patterson-UTI Energy, Inc.	12,083	270
PBF Energy, Inc. ‘A’	3,036	69
Phillips 66	10,160	818
Rowan Cos. PLC ‘A’	4,292	65
Schlumberger Ltd.	22,796	1,793
SEACOR Holdings, Inc. (a)	2,382	142
SM Energy Co.	1,589	61
Southwestern Energy Co. (a)	7,154	99
Spectra Energy Corp.	13,265	567
Stone Energy Corp. (a)	3,375	40
Superior Energy Services, Inc.	20,465	366
Targa Resources Corp.	3,964	195
Tesoro Corp.	2,896	230
Unit Corp. (a)	8,732	162
Valero Energy Corp.	22,874	1,212
Western Refining, Inc.	4,656	123
Whiting Petroleum Corp. (a)	21,230	186
WPX Energy, Inc. (a)	36,880	486

		64,196

FINANCIALS 12.0%
Aflac, Inc.	6,319	454
Aircastle Ltd.	3,879	77
Allstate Corp.	17,270	1,195
Ally Financial, Inc.	62,101	1,209
Ambac Financial Group, Inc. (a)	8,673	159
American Equity Investment Life Holding Co.	5,879	104
American Express Co.	30,378	1,945
American Financial Group, Inc.	4,410	331
American International Group, Inc.	84,051	4,988
Ameriprise Financial, Inc.	2,863	286
Assurant, Inc.	9,966	919
Bank of America Corp.	253,431	3,966
Bank of New York Mellon Corp.	11,200	447
BB&T Corp.	13,967	527
Berkshire Hathaway, Inc. ‘B’ (a)	7,821	1,130
BGC Partners, Inc. ‘A’	10,705	94
BlackRock, Inc.	277	100
Capital One Financial Corp.	27,162	1,951
Capitol Federal Financial, Inc.	3,883	55
Cincinnati Financial Corp.	1,474	111
CIT Group, Inc.	7,580	275
Citigroup, Inc.	102,983	4,864
Citizens Financial Group, Inc.	19,359	478
CME Group, Inc.	4,241	443
CNO Financial Group, Inc.	10,064	154
Comerica, Inc.	2,208	104
Discover Financial Services	12,994	735
E*TRADE Financial Corp. (a)	6,930	202
Fifth Third Bancorp	35,466	726
First Horizon National Corp.	16,343	249
FNF Group	1,603	59
Franklin Resources, Inc.	8,635	307
Genworth Financial, Inc. ‘A’ (a)	132,130	655
Global Payments, Inc.	2,568	197
Goldman Sachs Group, Inc.	11,607	1,872
Great Western Bancorp, Inc.	5,239	174
Hartford Financial Services Group, Inc.	15,897	681
JPMorgan Chase & Co.	134,454	8,953
Kemper Corp.	3,257	128
KeyCorp	20,051	244
Legg Mason, Inc.	16,211	543
Lincoln National Corp.	4,643	218
Loews Corp.	15,789	650
Marsh & McLennan Cos., Inc.	1,679	113
Mastercard, Inc. ‘A’	8,530	868
MetLife, Inc.	22,084	981
NASDAQ, Inc.	3,356	227
Navient Corp.	59,826	866
New York Community Bancorp, Inc.	10,947	156
OneMain Holdings, Inc. (a)	3,675	114
People’s United Financial, Inc.	27,991	443
PHH Corp. (a)	17,761	257
PNC Financial Services Group, Inc.	12,705	1,145
Primerica, Inc.	1,945	103
Progressive Corp.	11,718	369
Prudential Financial, Inc.	1,330	109
Regions Financial Corp.	55,731	550
Reinsurance Group of America, Inc.	4,165	449
S&P Global, Inc.	1,401	177
Santander Consumer USA Holdings, Inc. (a)	39,582	481
SLM Corp. (a)	88,993	665
State Street Corp.	3,817	266
SunTrust Banks, Inc.	13,011	570
Synchrony Financial	31,415	880
Total System Services, Inc.	1,430	67
Travelers Cos., Inc.	34,864	3,994
Trustmark Corp.	1,960	54
U.S. Bancorp	11,761	504
Unum Group	6,290	222
Visa, Inc. ‘A’	19,647	1,625
Voya Financial, Inc.	34,615	998
Wells Fargo & Co.	83,575	3,701
Western Union Co.	53,812	1,120
White Mountains Insurance Group Ltd.	385	319
WR Berkley Corp.	1,263	73
Zions Bancorporation	2,178	67

		65,492

HEALTH CARE 11.0%
Abbott Laboratories	21,210	897
AbbVie, Inc.	16,403	1,035
Aetna, Inc.	15,388	1,777
Alexion Pharmaceuticals, Inc. (a)	826	101
AmerisourceBergen Corp.	1,447	117
Amgen, Inc.	19,640	3,276
Anthem, Inc.	26,908	3,372
Baxter International, Inc.	15,817	753
Becton Dickinson and Co.	4,808	864
Bio-Rad Laboratories, Inc. ‘A’ (a)	1,314	215
Biogen, Inc. (a)	1,243	389
Boston Scientific Corp. (a)	18,471	440
Bristol-Myers Squibb Co.	23,565	1,271
Cardinal Health, Inc.	4,240	329
Celgene Corp. (a)	5,499	575
Cerner Corp. (a)	1,342	83
Charles River Laboratories International, Inc. (a)	999	83
Cigna Corp.	760	99
Community Health Systems, Inc. (a)	47,324	546
CR Bard, Inc.	1,950	437
Danaher Corp.	7,171	562
DaVita, Inc. (a)	1,553	103
Edwards Lifesciences Corp. (a)	1,457	176
Eli Lilly & Co.	20,195	1,621
Envision Healthcare Holdings, Inc. (a)	13,782	307
Express Scripts Holding Co. (a)	11,126	785
Gilead Sciences, Inc.	10,486	830
Halyard Health, Inc. (a)	2,447	85
HCA Holdings, Inc. (a)	36,203	2,738
Henry Schein, Inc. (a)	865	141
Hologic, Inc. (a)	2,541	99
Humana, Inc.	3,988	705
Illumina, Inc. (a)	384	70
Intuitive Surgical, Inc. (a)	163	118
Johnson & Johnson	59,340	7,010
Kindred Healthcare, Inc.	13,767	141
Laboratory Corp. of America Holdings (a)	580	80
LifePoint Health, Inc. (a)	5,999	355
Magellan Health, Inc. (a)	3,778	203
McKesson Corp.	3,383	564
Merck & Co., Inc.	109,573	6,838
Mylan NV (a)	2,977	113
Owens & Minor, Inc.	3,577	124
Patterson Cos., Inc.	4,792	220
Pfizer, Inc.	317,696	10,760
Quest Diagnostics, Inc.	15,412	1,304
Quintiles Transnational Holdings, Inc. (a)	1,168	95
Regeneron Pharmaceuticals, Inc. (a)	402	162
Select Medical Holdings Corp. (a)	7,502	101
St Jude Medical, Inc.	9,954	794
Stryker Corp.	2,791	325
Tenet Healthcare Corp. (a)	22,348	506
Thermo Fisher Scientific, Inc.	2,495	397
UnitedHealth Group, Inc.	26,003	3,640
Universal Health Services, Inc. ‘B’	978	120
Valeant Pharmaceuticals International, Inc. (a)	6,520	160
Varian Medical Systems, Inc. (a)	1,196	119
WellCare Health Plans, Inc. (a)	1,254	147
Zimmer Biomet Holdings, Inc.	2,483	323
Zoetis, Inc.	2,510	131

		59,731

INDUSTRIALS 8.7%
3M Co.	12,093	2,131
AGCO Corp.	8,617	425
Alaska Air Group, Inc.	2,041	134
Armstrong Flooring, Inc. (a)	6,727	127
Armstrong World Industries, Inc. (a)	13,455	556
Avis Budget Group, Inc. (a)	24,559	840
Boeing Co.	7,487	986
Brink’s Co.	2,774	103
Caterpillar, Inc.	30,488	2,706
Cintas Corp.	1,350	152
Clean Harbors, Inc. (a)	1,848	89
CSX Corp.	46,987	1,433
Cummins, Inc.	4,030	516
Deere & Co.	28,676	2,448
Delta Air Lines, Inc.	3,251	128
Dover Corp.	8,351	615

Dun & Bradstreet Corp.	3,191	436
Emerson Electric Co.	33,724	1,838
Equifax, Inc.	1,083	146
Essendant, Inc.	2,232	46
FedEx Corp.	988	173
Flowserve Corp.	5,085	245
Fluor Corp.	11,874	609
Fortive Corp.	4,282	218
FTI Consulting, Inc. (a)	2,266	101
GATX Corp.	4,298	192
General Dynamics Corp.	5,312	824
General Electric Co.	264,519	7,835
Harsco Corp.	9,544	95
HD Supply Holdings, Inc. (a)	2,680	86
Herc Holdings, Inc. (a)	3,943	133
Hertz Global Holdings, Inc. (a)	8,386	337
Honeywell International, Inc.	9,687	1,129
Illinois Tool Works, Inc.	12,991	1,557
Ingersoll-Rand PLC	4,460	303
JetBlue Airways Corp. (a)	7,144	123
Joy Global, Inc.	15,170	421
KBR, Inc.	13,888	210
Kirby Corp. (a)	1,434	89
KLX, Inc. (a)	5,710	201
L-3 Communications Holdings, Inc.	6,340	956
Lockheed Martin Corp.	5,594	1,341
ManpowerGroup, Inc.	2,734	198
Mettler-Toledo International, Inc. (a)	235	99
Norfolk Southern Corp.	13,784	1,338
Northrop Grumman Corp.	11,510	2,463
Oshkosh Corp.	2,080	117
Owens Corning	4,557	243
PACCAR, Inc.	3,132	184
Parker-Hannifin Corp.	2,737	344
Quanta Services, Inc. (a)	4,406	123
Raytheon Co.	11,697	1,592
Republic Services, Inc.	12,907	651
Rexnord Corp. (a)	3,930	84
Rockwell Collins, Inc.	1,819	153
RR Donnelley & Sons Co.	27,360	430
Ryder System, Inc.	3,092	204
SkyWest, Inc.	3,450	91
Snap-on, Inc.	465	71
Southwest Airlines Co.	1,168	45
SPX FLOW, Inc. (a)	3,164	98
Stanley Black & Decker, Inc.	1,890	232
Textron, Inc.	2,596	103
Timken Co.	6,558	231
TransDigm Group, Inc. (a)	416	120
Trinity Industries, Inc.	3,139	76
Triumph Group, Inc.	1,718	48
Union Pacific Corp.	18,196	1,775
United Continental Holdings, Inc. (a)	2,306	121
United Parcel Service, Inc. ‘B’	1,181	129
United Technologies Corp.	15,199	1,544
Waste Management, Inc.	18,620	1,187
WESCO International, Inc. (a)	1,665	102
WW Grainger, Inc.	1,285	289

		47,518

INFORMATION TECHNOLOGY 20.1%
Activision Blizzard, Inc.	39,948	1,770
Advanced Micro Devices, Inc. (a)	63,821	441
Alphabet, Inc. ‘A’ (a)	476	383
Alphabet, Inc. ‘C’ (a)	12,493	9,711
Amdocs Ltd.	7,067	409
Analog Devices, Inc.	1,107	71
Anixter International, Inc. (a)	4,360	281
Apple, Inc.	92,798	10,491
Applied Materials, Inc.	17,158	517
Arrow Electronics, Inc. (a)	12,909	826
Automatic Data Processing, Inc.	3,263	288
Avnet, Inc.	15,337	630
Booz Allen Hamilton Holding Corp.	24,822	785
Broadridge Financial Solutions, Inc.	1,615	110
Brocade Communications Systems, Inc.	17,745	164
CA, Inc.	34,077	1,127
CACI International, Inc. ‘A’ (a)	1,856	187
CDW Corp.	1,196	55
Cisco Systems, Inc.	167,507	5,313
Citrix Systems, Inc. (a)	3,719	317
Cognizant Technology Solutions Corp. ‘A’ (a)	3,151	150
CommScope Holding Co., Inc. (a)	2,797	84
Computer Sciences Corp.	1,983	104

Convergys Corp.	4,804	146
CoreLogic, Inc. (a)	2,749	108
Corning, Inc.	79,461	1,879
CSRA, Inc.	2,760	74
Dell Technologies, Inc.- VMware, Inc. ‘V’ (a)	9,764	467
Diebold, Inc.	3,544	88
DST Systems, Inc.	839	99
eBay, Inc. (a)	5,988	197
EchoStar Corp. ‘A’ (a)	1,835	80
Electronic Arts, Inc. (a)	2,844	243
Facebook, Inc. ‘A’ (a)	4,225	542
Fidelity National Information Services, Inc.	4,417	340
Fiserv, Inc. (a)	3,322	330
Flex Ltd. (a)	14,341	195
FLIR Systems, Inc.	2,643	83
Harris Corp.	3,626	332
Hewlett Packard Enterprise Co.	280,185	6,374
HP, Inc.	235,652	3,660
Ingram Micro, Inc. ‘A’	19,252	687
Intel Corp.	259,057	9,779
InterActiveCorp	8,477	530
International Business Machines Corp.	87,125	13,840
Intuit, Inc.	2,603	286
Jabil Circuit, Inc.	23,388	510
Juniper Networks, Inc.	32,230	775
Keysight Technologies, Inc. (a)	8,260	262
KLA-Tencor Corp.	4,129	288
Leidos Holdings, Inc.	8,117	351
Lexmark International, Inc. ‘A’	17,721	708
Maxim Integrated Products, Inc.	8,559	342
Micron Technology, Inc. (a)	65,670	1,168
Microsoft Corp.	179,501	10,339
Motorola Solutions, Inc.	19,700	1,503
NCR Corp. (a)	11,876	382
NetApp, Inc.	32,863	1,177
NeuStar, Inc. ‘A’ (a)	7,510	200
Nuance Communications, Inc. (a)	5,222	76
NVIDIA Corp.	9,834	674
Oracle Corp.	83,446	3,278
Paychex, Inc.	2,410	139
Pitney Bowes, Inc.	29,248	531
Qorvo, Inc. (a)	1,030	57
QUALCOMM, Inc.	31,406	2,151
Red Hat, Inc. (a)	970	78
Seagate Technology PLC	62,816	2,422
Symantec Corp.	67,218	1,687
SYNNEX Corp.	583	67
Synopsys, Inc. (a)	934	55
Take-Two Interactive Software, Inc. (a)	1,326	60
Tech Data Corp. (a)	7,561	641
Teradata Corp. (a)	22,240	689
Teradyne, Inc.	5,069	109
Texas Instruments, Inc.	23,197	1,628
TiVo Corp. (a)	6,104	119
Unisys Corp. (a)	6,500	63
VeriSign, Inc. (a)	1,120	88
Vishay Intertechnology, Inc.	15,294	216
West Corp.	4,381	97
Western Digital Corp.	3,505	205
Xerox Corp.	108,980	1,104
Xilinx, Inc.	2,112	115
Yahoo!, Inc. (a)	6,941	299
Zynga, Inc. ‘A’ (a)	31,008	90

		109,316

MATERIALS 3.1%
Air Products & Chemicals, Inc.	1,798	270
Alcoa, Inc.	22,401	227
AptarGroup, Inc.	1,286	100
Ashland Global Holdings, Inc.	1,557	180
Avery Dennison Corp.	2,730	212
Ball Corp.	3,547	291
Bemis Co., Inc.	4,594	234
Celanese Corp.	1,531	102
CF Industries Holdings, Inc.	24,611	599
Chemours Co.	63,836	1,021
Chemtura Corp. (a)	3,567	117
Commercial Metals Co.	3,881	63
Domtar Corp.	13,169	489
Dow Chemical Co.	29,698	1,539
E.I. du Pont de Nemours & Co.	17,962	1,203
FMC Corp.	2,414	117
Freeport-McMoRan, Inc.	163,372	1,774
Greif, Inc. ‘A’	2,357	117

Huntsman Corp.	8,557	139
International Paper Co.	10,372	498
LyondellBasell Industries NV ‘A’	20,849	1,682
Monsanto Co.	9,439	965
Mosaic Co.	46,132	1,128
Newmont Mining Corp.	47,120	1,851
Owens-Illinois, Inc. (a)	20,205	372
PPG Industries, Inc.	2,058	213
Praxair, Inc.	3,400	411
Reliance Steel & Aluminum Co.	4,377	315
Sherwin-Williams Co.	651	180
Sonoco Products Co.	1,511	80
U.S. Steel Corp.	8,531	161

		16,650

TELECOMMUNICATION SERVICES 5.1%
AT&T, Inc.	389,244	15,807
CenturyLink, Inc.	95,858	2,629
Contra Leap Wireless	22,373	45
Frontier Communications Corp.	192,905	803
T-Mobile US, Inc. (a)	7,085	331
Telephone & Data Systems, Inc.	13,279	361
Verizon Communications, Inc.	139,353	7,244
Windstream Holdings, Inc.	28,093	282

		27,502

UTILITIES 6.1%
AES Corp.	79,416	1,020
Alliant Energy Corp.	2,768	106
Ameren Corp.	24,926	1,226
American Electric Power Co., Inc.	28,401	1,824
American Water Works Co., Inc.	1,484	111
Atmos Energy Corp.	3,085	230
Avista Corp.	4,867	203
Calpine Corp. (a)	70,307	889
CenterPoint Energy, Inc.	41,196	957
CMS Energy Corp.	14,821	623
Consolidated Edison, Inc.	27,976	2,107
Dominion Resources, Inc.	5,701	423
DTE Energy Co.	12,104	1,134
Duke Energy Corp.	23,891	1,912
Edison International	17,134	1,238
El Paso Electric Co.	4,094	191
Entergy Corp.	31,296	2,401
Exelon Corp.	52,044	1,733
FirstEnergy Corp.	43,385	1,435
Great Plains Energy, Inc.	14,194	387
MDU Resources Group, Inc.	35,386	900
National Fuel Gas Co.	1,807	98
NextEra Energy, Inc.	8,835	1,081
NiSource, Inc.	6,648	160
NRG Energy, Inc.	31,769	356
ONE Gas, Inc.	2,445	151
PG&E Corp.	24,786	1,516
Pinnacle West Capital Corp.	9,931	755
PNM Resources, Inc.	7,565	248
Portland General Electric Co.	4,788	204
PPL Corp.	33,916	1,172
Public Service Enterprise Group, Inc.	34,493	1,444
SCANA Corp.	5,559	402
Sempra Energy	3,524	378
Southern Co.	39,291	2,016
Southwest Gas Corp.	2,252	157
UGI Corp.	6,560	297
Vectren Corp.	7,049	354
Westar Energy, Inc.	8,740	496
WGL Holdings, Inc.	1,084	68
Xcel Energy, Inc.	26,275	1,081

		33,484

Total United States		535,933

Total Common Stocks (Cost $433,498)		538,389

REAL ESTATE INVESTMENT TRUSTS 0.8%
UNITED STATES 0.8%
FINANCIALS 0.3%
American Capital Agency Corp.	18,139	355
Annaly Capital Management, Inc.	111,204	1,168
Chimera Investment Corp.	6,398	102

MFA Financial, Inc.	15,120	113
New Residential Investment Corp.	4,782	66

		1,804

REAL ESTATE 0.5%
Columbia Property Trust, Inc.	6,553	147
Corrections Corp. of America	9,408	130
Digital Realty Trust, Inc.	1,472	143
Equinix, Inc.	302	109
Hospitality Properties Trust	3,812	113
Iron Mountain, Inc.	19,411	728
Mack-Cali Realty Corp.	6,008	164
Outfront Media, Inc.	7,030	166
Piedmont Office Realty Trust, Inc. ‘A’	10,291	224
Public Storage	754	168
Simon Property Group, Inc.	1,203	249
Weyerhaeuser Co.	3,460	111
Xenia Hotels & Resorts, Inc.	6,250	95

		2,547

Total Real Estate Investment Trusts (Cost $4,286)		4,351

Total Investments in Securities (Cost $437,784)		542,740

Total Investments 99.6% (Cost $437,784)		$542,740
Other Assets and Liabilities, net 0.4%		2,157

Net Assets 100.0%		$544,897

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Common Stocks
Bermuda
Financials	$195	$0	$0	$195
Ireland
Information Technology	1,658	0	0	1,658
United Kingdom
Consumer Staples	603	0	0	603
United States
Consumer Discretionary	63,998	0	7	64,005
Consumer Staples	48,039	0	0	48,039
Energy	64,196	0	0	64,196
Financials	65,492	0	0	65,492
Health Care	59,731	0	0	59,731
Industrials	47,518	0	0	47,518
Information Technology	109,316	0	0	109,316
Materials	16,650	0	0	16,650
Telecommunication Services	27,457	0	45	27,502
Utilities	33,484	0	0	33,484
Real Estate Investment Trusts
United States
Financials	1,804	0	0	1,804
Real Estate	2,547	0	0	2,547

Total Investments	$542,688	$0	$52	$542,740

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO RAE Fundamental US Small Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 99.3%
COMMON STOCKS 91.6%
BERMUDA 0.2%
INDUSTRIALS 0.2%
Triton International Ltd.	14,030	$185

Total Bermuda		185

UNITED KINGDOM 0.1%
INFORMATION TECHNOLOGY 0.1%
Cardtronics PLC ‘A’ (a)	2,382	106

Total United Kingdom		106

UNITED STATES 91.3%
CONSUMER DISCRETIONARY 17.3%
1-800-Flowers.com, Inc. ‘A’ (a)	1,447	13
Aaron’s, Inc.	2,500	64
AMC Entertainment Holdings, Inc. ‘A’	5,255	163
America’s Car-Mart, Inc. (a)	1,935	70
American Axle & Manufacturing Holdings, Inc. (a)	7,805	134
American Public Education, Inc. (a)	4,449	88
Arctic Cat, Inc.	4,142	64
Asbury Automotive Group, Inc. (a)	2,108	117
Ascena Retail Group, Inc. (a)	12,533	70
Ascent Capital Group, Inc. ‘A’ (a)	3,447	80
Barnes & Noble Education, Inc. (a)	5,192	50
Barnes & Noble, Inc.	23,870	270
Bassett Furniture Industries, Inc.	1,330	31
Big 5 Sporting Goods Corp.	4,945	67
Biglari Holdings, Inc. (a)	120	52
BJ’s Restaurants, Inc. (a)	1,903	68
Bloomin’ Brands, Inc.	3,183	55
Blue Nile, Inc.	689	24
Bob Evans Farms, Inc.	2,222	85
Boot Barn Holdings, Inc. (a)	1,257	14
Boyd Gaming Corp. (a)	12,676	251
Bravo Brio Restaurant Group, Inc. (a)	4,890	23
Bridgepoint Education, Inc. (a)	4,771	33
Buckle, Inc.	8,596	207
Buffalo Wild Wings, Inc. (a)	161	23
Build-A-Bear Workshop, Inc. (a)	735	8
Cable One, Inc.	182	106
Caleres, Inc.	7,068	179
Callaway Golf Co.	6,785	79
Capella Education Co.	3,284	191
Career Education Corp. (a)	12,913	88
Carmike Cinemas, Inc. (a)	1,289	42
Carrols Restaurant Group, Inc. (a)	10,479	138
Cato Corp. ‘A’	3,533	116
Cheesecake Factory, Inc.	1,670	84
Chegg, Inc. (a)	2,341	17
Children’s Place, Inc.	3,821	305
Choice Hotels International, Inc.	2,894	130
Churchill Downs, Inc.	324	47
Citi Trends, Inc.	3,822	76
Clear Channel Outdoor Holdings, Inc. ‘A’	6,698	39
ClubCorp Holdings, Inc.	2,766	40
Columbia Sportswear Co.	1,399	79
Conn’s, Inc. (a)	5,524	57
Container Store Group, Inc. (a)	7,088	36
Cooper Tire & Rubber Co.	2,492	95
Cooper-Standard Holding, Inc. (a)	3,116	308
Core-Mark Holding Co., Inc.	2,976	107
Crocs, Inc. (a)	21,995	183
CSS Industries, Inc.	1,334	34
CST Brands, Inc.	550	26
Dana, Inc.	9,714	151
Dave & Buster’s Entertainment, Inc. (a)	2,887	113
Deckers Outdoor Corp. (a)	1,037	62
Del Frisco’s Restaurant Group, Inc. (a)	495	7

Denny’s Corp. (a)	6,563	70
Destination XL Group, Inc. (a)	4,606	20
DeVry Education Group, Inc.	7,606	175
DineEquity, Inc.	1,723	136
Dorman Products, Inc. (a)	210	13
Drew Industries, Inc.	768	75
DSW, Inc.	4,417	90
El Pollo Loco Holdings, Inc. (a)	1,684	21
Eldorado Resorts, Inc. (a)	1,596	22
Entercom Communications Corp. ‘A’	3,387	44
Entravision Communications Corp. ‘A’	1,933	15
Eros International PLC (a)	3,704	57
Ethan Allen Interiors, Inc.	3,023	95
Etsy, Inc. (a)	740	11
EW Scripps Co. ‘A’ (a)	1,838	29
Express, Inc. (a)	6,172	73
Extended Stay America, Inc.	3,763	53
Ezcorp, Inc. ‘A’ (a)	10,224	113
Federal-Mogul Holdings Corp. (a)	1,869	18
Fiesta Restaurant Group, Inc. (a)	1,787	43
Finish Line, Inc. ‘A’	14,393	332
Five Below, Inc. (a)	1,245	50
Flexsteel Industries, Inc.	727	38
Francesca’s Holdings Corp. (a)	4,025	62
Fred’s, Inc. ‘A’	6,453	58
FTD Cos., Inc. (a)	3,273	67
G-III Apparel Group Ltd. (a)	805	23
Gannett Co., Inc.	11,701	136
Genesco, Inc. (a)	1,307	71
Gentherm, Inc. (a)	283	9
GoPro, Inc. ‘A’ (a)	773	13
Grand Canyon Education, Inc. (a)	605	24
Gray Television, Inc. (a)	1,196	12
Group 1 Automotive, Inc.	960	61
Groupon, Inc. (a)	55,966	288
Harte-Hanks, Inc.	10,286	17
Haverty Furniture Cos., Inc.	3,136	63
Helen of Troy Ltd. (a)	311	27
Hibbett Sports, Inc. (a)	4,429	177
Hooker Furniture Corp.	716	18
Houghton Mifflin Harcourt Co. (a)	631	8
HSN, Inc.	2,174	87
Hyatt Hotels Corp. ‘A’ (a)	2,112	104
Iconix Brand Group, Inc. (a)	15,906	129
Installed Building Products, Inc. (a)	468	17
International Speedway Corp. ‘A’	4,359	146
Interval Leisure Group, Inc.	2,902	50
Isle of Capri Casinos, Inc. (a)	6,042	135
Jack in the Box, Inc.	853	82
Jamba, Inc. (a)	1,776	19
Jindal Steel & Power Ltd. (a)	12,560	109
John Wiley & Sons, Inc. ‘A’	920	47
Johnson Outdoors, Inc. ‘A’	189	7
K12, Inc. (a)	7,415	106
Kate Spade & Co. (a)	525	9
Kirkland’s, Inc. (a)	1,752	21
La Quinta Holdings, Inc. (a)	2,976	33
La-Z-Boy, Inc.	2,220	55
Lands’ End, Inc. (a)	8,486	123
LGI Homes, Inc. (a)	645	24
Libbey, Inc.	3,868	69
Liberty TripAdvisor Holdings, Inc. ‘A’ (a)	7,321	160
LifeLock, Inc. (a)	2,629	45
Lifetime Brands, Inc.	380	5
Lions Gate Entertainment Corp.	482	10
Loral Space & Communications, Inc. (a)	1,474	58
Lumber Liquidators Holdings, Inc. (a)	8,656	170
M/I Homes, Inc. (a)	865	20
Marcus Corp.	2,361	59
Marriott Vacations Worldwide Corp.	2,118	155
MDC Holdings, Inc.	1,206	31
MDC Partners, Inc. ‘A’	804	9
Media General, Inc. (a)	1,759	32
Meredith Corp.	811	42
Meritage Homes Corp. (a)	2,526	88
Metaldyne Performance Group, Inc.	1,469	23
Michaels Cos., Inc. (a)	4,441	107
Modine Manufacturing Co. (a)	6,440	76
Monarch Casino & Resort, Inc. (a)	718	18
Monro Muffler Brake, Inc.	1,370	84
Monster Worldwide, Inc. (a)	44,451	160
Movado Group, Inc.	3,153	68
MSG Networks, Inc. ‘A’ (a)	956	18
Murphy USA, Inc. (a)	1,123	80
NACCO Industries, Inc. ‘A’	662	45
National CineMedia, Inc.	11,067	163

Nautilus, Inc. (a)	364	8
New York Times Co. ‘A’	2,393	29
Nexstar Broadcasting Group, Inc. ‘A’	894	52
Noodles & Co. (a)	2,362	11
Nutrisystem, Inc.	3,284	98
Oxford Industries, Inc.	1,541	104
Papa John’s International, Inc.	1,303	103
Papa Murphy’s Holdings, Inc. (a)	1,654	11
Party City Holdco, Inc. (a)	2,131	37
Penn National Gaming, Inc. (a)	18,202	247
Perry Ellis International, Inc. (a)	3,276	63
PetMed Express, Inc.	3,274	66
Pier 1 Imports, Inc.	45,335	192
Pinnacle Entertainment, Inc. (a)	1,339	17
Popeyes Louisiana Kitchen, Inc. (a)	438	23
Potbelly Corp. (a)	6,324	79
Reading International, Inc. ‘A’ (a)	2,287	31
Red Robin Gourmet Burgers, Inc. (a)	949	43
Regis Corp. (a)	13,355	168
Ruby Tuesday, Inc. (a)	5,942	15
Ruth’s Hospitality Group, Inc.	605	9
Scholastic Corp.	5,723	225
Scientific Games Corp. ‘A’ (a)	1,204	14
Sears Hometown and Outlet Stores, Inc. (a)	6,157	30
SeaWorld Entertainment, Inc.	6,341	85
Select Comfort Corp. (a)	5,692	123
Shoe Carnival, Inc.	1,654	44
Shutterfly, Inc. (a)	1,400	63
Sinclair Broadcast Group, Inc. ‘A’	1,252	36
Smith & Wesson Holding Corp. (a)	7,096	189
Sonic Automotive, Inc. ‘A’	7,147	134
Sonic Corp.	1,796	47
Sotheby’s	4,380	167
Speedway Motorsports, Inc.	2,331	42
Sportsman’s Warehouse Holdings, Inc. (a)	2,960	31
Stage Stores, Inc.	10,428	59
Standard Motor Products, Inc.	1,518	73
Starz ‘A’ (a)	2,290	71
Stein Mart, Inc.	6,313	40
Steven Madden Ltd. (a)	2,675	92
Stoneridge, Inc. (a)	3,052	56
Strayer Education, Inc. (a)	4,815	225
Sturm Ruger & Co., Inc.	2,156	125
Superior Industries International, Inc.	3,494	102
Taylor Morrison Home Corp. ‘A’ (a)	935	16
Texas Roadhouse, Inc.	3,440	134
Tile Shop Holdings, Inc. (a)	2,374	39
Tilly’s, Inc. ‘A’ (a)	3,947	37
TopBuild Corp. (a)	432	14
Tower International, Inc.	2,649	64
Townsquare Media, Inc. ‘A’ (a)	506	5
TravelCenters of America LLC (a)	6,117	44
TRI Pointe Homes, Inc. (a)	2,605	34
tronc, Inc.	5,805	98
Tuesday Morning Corp. (a)	6,030	36
Vera Bradley, Inc. (a)	5,113	77
Vince Holding Corp. (a)	3,422	19
Vista Outdoor, Inc. (a)	516	21
Vitamin Shoppe, Inc. (a)	5,519	148
Wendy’s Co.	11,384	123
West Marine, Inc. (a)	3,105	26
Wolverine World Wide, Inc.	4,016	93
World Wrestling Entertainment, Inc. ‘A’	2,209	47
ZAGG, Inc. (a)	1,857	15
Zumiez, Inc. (a)	2,008	36

		15,489

CONSUMER STAPLES 3.5%
Alliance One International, Inc. (a)	2,085	40
Andersons, Inc.	1,313	47
B&G Foods, Inc.	2,568	126
Blue Buffalo Pet Products, Inc. (a)	580	14
Boston Beer Co., Inc. ‘A’ (a)	367	57
Cal-Maine Foods, Inc.	1,892	73
Central Garden & Pet Co. ‘A’ (a)	14,346	356
Coca-Cola Bottling Co. Consolidated	684	101
Coty, Inc. ‘A’	1,642	39
Darling Ingredients, Inc. (a)	3,912	53
Dean Foods Co.	4,031	66
Energizer Holdings, Inc.	1,903	95
Fresh Del Monte Produce, Inc.	4,774	286
HRG Group, Inc. (a)	8,647	136
Ingles Markets, Inc. ‘A”	5,057	200
Inter Parfums, Inc.	2,030	66

J&J Snack Foods Corp.	476	57
John B Sanfilippo & Son, Inc.	356	18
Lancaster Colony Corp.	362	48
Medifast, Inc.	1,930	73
National Beverage Corp. (a)	1,120	49
Nutraceutical International Corp. (a)	789	25
Omega Protein Corp. (a)	4,160	97
Performance Food Group Co. (a)	965	24
PriceSmart, Inc.	854	72
Revlon, Inc. ‘A’ (a)	397	15
Sanderson Farms, Inc.	659	63
Seaboard Corp. (a)	15	52
Smart & Final Stores, Inc. (a)	3,607	46
Snyder’s-Lance, Inc.	2,065	69
SpartanNash Co.	4,223	122
United Natural Foods, Inc. (a)	1,002	40
Universal Corp.	1,176	68
USANA Health Sciences, Inc. (a)	427	59
Vector Group Ltd.	8,291	178
Village Super Market, Inc. ‘A’	646	21
WD-40 Co.	802	90
Weis Markets, Inc.	1,900	101

		3,142

ENERGY 6.1%
Alon USA Energy, Inc.	5,077	41
Antero Resources Corp. (a)	1,044	28
Archrock, Inc.	14,011	183
Atwood Oceanics, Inc.	10,672	93
Basic Energy Services, Inc. (a)	8,917	7
Bill Barrett Corp. (a)	17,209	96
Bonanza Creek Energy, Inc. (a)	16,663	17
Bristow Group, Inc.	5,686	80
CARBO Ceramics, Inc.	8,531	93
Carrizo Oil & Gas, Inc. (a)	3,121	127
Clayton Williams Energy, Inc. (a)	1,645	141
Clean Energy Fuels Corp. (a)	5,924	26
Cloud Peak Energy, Inc. (a)	7,937	43
Cobalt International Energy, Inc. (a)	6,000	7
Contango Oil & Gas Co. (a)	2,327	24
CVR Energy, Inc.	3,342	46
Delek U.S. Holdings, Inc.	7,926	137
Dril-Quip, Inc. (a)	466	26
Eclipse Resources Corp. (a)	9,756	32
Enbridge Energy Management LLC	58,437	0
Enbridge Energy Management LLC (a)	2,254	57
EP Energy Corp. ‘A’ (a)	33,728	148
Era Group, Inc. (a)	6,139	49
EXCO Resources, Inc. (a)	22,654	24
Fairmount Santrol Holdings, Inc. (a)	17,252	146
Flotek Industries, Inc. (a)	5,827	85
Forum Energy Technologies, Inc. (a)	11,531	229
FutureFuel Corp.	4,535	51
Geospace Technologies Corp. (a)	4,271	83
Green Plains, Inc.	3,353	88
Gulfmark Offshore, Inc. ‘A’ (a)	7,553	13
Hallador Energy Co.	1,480	12
Helix Energy Solutions Group, Inc. (a)	35,854	291
Kosmos Energy Ltd. (a)	7,579	49
Laredo Petroleum, Inc. (a)	13,852	179
Matador Resources Co. (a)	2,210	54
Matrix Service Co. (a)	1,028	19
McDermott International, Inc. (a)	22,906	115
MRC Global, Inc. (a)	7,822	128
Natural Gas Services Group, Inc. (a)	1,413	35
Newpark Resources, Inc. (a)	22,033	162
Northern Oil and Gas, Inc. (a)	26,788	72
NOW, Inc. (a)	4,152	89
Oasis Petroleum, Inc. (a)	7,413	85
Oil States International, Inc. (a)	1,888	60
Panhandle Oil and Gas, Inc. ‘A’	720	13
Parker Drilling Co. (a)	40,174	87
Parsley Energy, Inc. ‘A’ (a)	821	27
PBF Energy, Inc. ‘A’	2,189	50
PDC Energy, Inc. (a)	549	37
PHI, Inc. (a)	1,325	24
Pioneer Energy Services Corp. (a)	9,905	40
Range Resources Corp.	663	26
Renewable Energy Group, Inc. (a)	4,471	38
REX American Resources Corp. (a)	541	46
Rice Energy, Inc. (a)	1,589	41
Rowan Cos. PLC ‘A’	6,377	97
RPC, Inc.	7,521	126
RSP Permian, Inc. (a)	1,258	49

Sanchez Energy Corp. (a)	10,854	96
SEACOR Holdings, Inc. (a)	1,191	71
SemGroup Corp. ‘A’	1,622	57
SM Energy Co.	2,459	95
SunCoke Energy, Inc.	32,349	259
Synergy Resources Corp. (a)	1,593	11
Tesco Corp.	8,840	72
TETRA Technologies, Inc. (a)	13,020	80
Thermon Group Holdings, Inc. (a)	2,151	42
U.S. Silica Holdings, Inc.	2,537	118
Unit Corp. (a)	12,566	234
W&T Offshore, Inc. (a)	34,491	61

		5,467

FINANCIALS 13.5%
1st Source Corp.	1,575	56
Access National Corp.	646	15
Aircastle Ltd.	6,444	128
Ambac Financial Group, Inc. (a)	4,673	86
American Equity Investment Life Holding Co.	11,543	205
AMERISAFE, Inc.	622	37
Arrow Financial Corp.	1,133	37
Artisan Partners Asset Management, Inc. ‘A’	460	12
Associated Banc-Corp	7,004	137
Astoria Financial Corp.	9,834	144
Baldwin & Lyons, Inc. ‘B’	926	24
BancFirst Corp.	489	35
Bancorp, Inc. (a)	2,611	17
BancorpSouth, Inc.	2,411	56
Bank Mutual Corp.	3,005	23
Bank of Hawaii Corp.	441	32
BankUnited, Inc.	2,183	66
Beneficial Bancorp, Inc.	2,592	38
Berkshire Hills Bancorp, Inc.	2,089	58
BGC Partners, Inc. ‘A’	2,002	18
Blackhawk Network Holdings, Inc. (a)	1,905	57
BNC Bancorp	710	17
BOK Financial Corp.	2,611	180
Brookline Bancorp, Inc.	8,677	106
Bryn Mawr Bank Corp.	668	21
Calamos Asset Management, Inc. ‘A’	3,240	22
Camden National Corp.	1,222	58
Capital Bank Financial Corp. ‘A’	2,672	86
Capitol Federal Financial, Inc.	9,754	137
Cass Information Systems, Inc.	204	12
Cathay General Bancorp	334	10
Charter Financial Corp.	1,765	23
Chemical Financial Corp.	2,515	111
Citizens & Northern Corp.	745	16
City Holding Co.	1,537	77
CNA Financial Corp.	3,910	135
Columbia Banking System, Inc.	584	19
Community Bank System, Inc.	1,548	74
Community Trust Bancorp, Inc.	2,291	85
Cowen Group, Inc. ‘A’ (a)	8,092	29
Crawford & Co. ‘B’	1,601	18
Credit Acceptance Corp. (a)	475	95
Customers Bancorp, Inc. (a)	972	24
Dime Community Bancshares, Inc.	4,373	73
Eagle Bancorp, Inc. (a)	560	28
eHealth, Inc. (a)	5,567	62
Ellie Mae, Inc. (a)	520	55
EMC Insurance Group, Inc.	792	21
Employers Holdings, Inc.	4,354	130
Encore Capital Group, Inc. (a)	692	16
Enova International, Inc. (a)	11,832	115
Enterprise Financial Services Corp.	1,357	42
EverBank Financial Corp.	898	17
Evercore Partners, Inc. ‘A’	545	28
Everi Holdings, Inc. (a)	10,159	25
FBL Financial Group, Inc. ‘A’	1,793	115
FCB Financial Holdings, Inc. ‘A’ (a)	1,364	52
Federal Agricultural Mortgage Corp. ‘C’	515	20
Fidelity & Guaranty Life	3,305	77
Fidelity Southern Corp.	2,065	38
Financial Institutions, Inc.	1,679	46
First Bancorp	1,664	33
First Busey Corp.	2,773	63
First Business Financial Services, Inc.	706	17
First Commonwealth Financial Corp.	6,128	62
First Community Bancshares, Inc.	1,829	45
First Connecticut Bancorp, Inc.	1,446	26
First Defiance Financial Corp.	648	29
First Financial Bancorp	8,181	179

First Financial Bankshares, Inc.	580	21
First Financial Corp.	2,071	84
First Interstate BancSystem, Inc. ‘A’	1,662	52
First Midwest Bancorp, Inc.	1,397	27
First NBC Bank Holding Co. (a)	820	8
First of Long Island Corp.	507	17
FirstCash, Inc.	6,218	293
Flagstar Bancorp, Inc. (a)	1,759	49
Flushing Financial Corp.	3,880	92
FNB Corp.	2,762	34
Forrester Research, Inc.	220	9
Fulton Financial Corp.	7,190	104
GAIN Capital Holdings, Inc.	4,716	29
German American Bancorp, Inc.	593	23
Great Southern Bancorp, Inc.	986	40
Great Western Bancorp, Inc.	3,713	124
Green Dot Corp. ‘A’ (a)	692	16
Greenhill & Co., Inc.	3,957	93
GSV Capital Corp.	3,952	19
Hackett Group, Inc.	1,071	18
Hancock Holding Co.	3,924	127
Heartland Financial USA, Inc.	1,497	54
Heritage Financial Corp.	1,285	23
Heritage Insurance Holdings, Inc.	705	10
Hilltop Holdings, Inc. (a)	6,131	138
HomeStreet, Inc. (a)	2,018	51
HomeTrust Bancshares, Inc. (a)	2,190	40
Hope Bancorp, Inc.	863	15
Horace Mann Educators Corp.	694	25
Horizon Bancorp	379	11
Houlihan Lokey, Inc.	968	24
IBERIABANK Corp.	389	26
Independent Bank Corp.	657	36
Independent Bank Group, Inc.	266	12
Infinity Property & Casualty Corp.	1,366	113
International Bancshares Corp.	2,198	65
INTL. FCStone, Inc. (a)	1,100	43
Investment Technology Group, Inc.	1,984	34
Janus Capital Group, Inc.	6,513	91
KCG Holdings, Inc. ‘A’ (a)	19,487	303
Kemper Corp.	1,265	50
Lakeland Bancorp, Inc.	2,678	38
Lakeland Financial Corp.	495	18
LegacyTexas Financial Group, Inc.	785	25
LendingTree, Inc. (a)	260	25
LPL Financial Holdings, Inc.	4,706	141
MainSource Financial Group, Inc.	1,815	45
Marlin Business Services Corp.	2,080	40
MB Financial, Inc.	324	12
MBIA, Inc. (a)	17,759	138
Mercury General Corp.	2,343	128
Meridian Bancorp, Inc.	1,763	27
Meta Financial Group, Inc.	1,414	86
MoneyGram International, Inc. (a)	10,478	74
Morningstar, Inc.	1,303	103
National Bank Holdings Corp. ‘A’	5,608	131
National Bankshares, Inc.	59	2
National General Holdings Corp.	919	20
National Western Life Group, Inc. ‘A’	212	44
Nationstar Mortgage Holdings, Inc. (a)	2,726	40
Navigators Group, Inc.	932	90
NBT Bancorp, Inc.	5,287	174
Nelnet, Inc. ‘A’	5,346	216
NMI Holdings, Inc. ‘A’ (a)	3,868	29
Northfield Bancorp, Inc.	6,447	104
Northrim BanCorp, Inc.	1,035	27
Northwest Bancshares, Inc.	13,939	219
OceanFirst Financial Corp.	971	19
Ocwen Financial Corp. (a)	24,086	88
Old National Bancorp	5,737	81
OneBeacon Insurance Group Ltd. ‘A’	6,020	86
Oppenheimer Holdings, Inc. ‘A’	621	9
Oritani Financial Corp.	3,506	55
Pacific Premier Bancorp, Inc. (a)	1,307	35
Park National Corp.	1,260	121
Pinnacle Financial Partners, Inc.	1,056	57
Piper Jaffray Cos. (a)	1,886	91
PRA Group, Inc. (a)	1,045	36
Preferred Bank	307	11
Primerica, Inc.	2,728	145
ProAssurance Corp.	1,698	89
Provident Financial Services, Inc.	5,649	120
Regional Management Corp. (a)	3,477	75
Renasant Corp.	1,078	36
Republic Bancorp, Inc. ‘A’	1,061	33
RLI Corp.	1,168	80

S&T Bancorp, Inc.	888	26
Safety Insurance Group, Inc.	1,190	80
Sandy Spring Bancorp, Inc.	1,335	41
Selective Insurance Group, Inc.	1,535	61
ServisFirst Bancshares, Inc.	1,165	60
Simmons First National Corp. ‘A’	426	21
South State Corp.	309	23
State Bank Financial Corp.	1,842	42
Stewart Information Services Corp.	465	21
Stock Yards Bancorp, Inc.	1,059	35
Stonegate Bank	528	18
Suffolk Bancorp	447	16
TCF Financial Corp.	9,973	145
Territorial Bancorp, Inc.	1,546	44
Tompkins Financial Corp.	1,045	80
Towne Bank	1,895	46
TriCo Bancshares	605	16
TriState Capital Holdings, Inc. (a)	3,098	50
TrustCo Bank Corp.	13,385	95
Trustmark Corp.	1,375	38
UMB Financial Corp.	430	26
Union Bankshares Corp.	593	16
United Bankshares, Inc.	685	26
United Fire Group, Inc.	1,227	52
Universal Insurance Holdings, Inc.	1,689	43
Univest Corp. of Pennsylvania	1,904	44
Valley National Bancorp	16,490	160
Waddell & Reed Financial, Inc.	8,957	163
Walker & Dunlop, Inc. (a)	1,332	34
Washington Federal, Inc.	3,306	88
Washington Trust Bancorp, Inc.	696	28
Waterstone Financial, Inc.	2,279	39
Westamerica Bancorporation	2,371	121
Westwood Holdings Group, Inc.	385	20
Wintrust Financial Corp.	650	36
World Acceptance Corp. (a)	7,720	379
WSFS Financial Corp.	847	31
Yadkin Financial Corp.	710	19

		12,039

HEALTH CARE 7.0%
Abaxis, Inc.	883	46
Acceleron Pharma, Inc. (a)	485	18
Acorda Therapeutics, Inc. (a)	2,083	44
Addus HomeCare Corp. (a)	594	16
Adeptus Health, Inc. (a)	219	9
Air Methods Corp. (a)	1,970	62
Akorn, Inc. (a)	769	21
Allscripts Healthcare Solutions, Inc. (a)	4,016	53
Almost Family, Inc. (a)	1,317	48
AMAG Pharmaceuticals, Inc. (a)	716	18
Amedisys, Inc. (a)	4,473	212
AMN Healthcare Services, Inc. (a)	1,985	63
Amphastar Pharmaceuticals, Inc. (a)	470	9
Analogic Corp.	1,153	102
AngioDynamics, Inc. (a)	5,415	95
Anika Therapeutics, Inc. (a)	572	27
Array BioPharma, Inc. (a)	3,295	22
BioScrip, Inc. (a)	12,765	37
BioTelemetry, Inc. (a)	478	9
Bruker Corp.	4,268	97
Cambrex Corp. (a)	1,615	72
Cantel Medical Corp.	1,333	104
Capital Senior Living Corp. (a)	847	14
Chemed Corp.	956	135
Civitas Solutions, Inc. (a)	1,300	24
CONMED Corp.	3,694	148
CorVel Corp. (a)	358	14
Cross Country Healthcare, Inc. (a)	624	7
Cynosure, Inc. ‘A’ (a)	1,341	68
Depomed, Inc. (a)	3,059	76
Diplomat Pharmacy, Inc. (a)	330	9
Emergent BioSolutions, Inc. (a)	3,610	114
Ensign Group, Inc.	1,471	30
Exactech, Inc. (a)	1,393	38
Exelixis, Inc. (a)	999	13
Five Star Quality Care, Inc. (a)	9,172	18
Genomic Health, Inc. (a)	608	18
Globus Medical, Inc. ‘A’ (a)	4,684	106
Haemonetics Corp. (a)	3,213	116
Halyard Health, Inc. (a)	4,139	143
HealthEquity, Inc. (a)	460	17
Healthways, Inc. (a)	4,105	109
HMS Holdings Corp. (a)	4,855	108

ICU Medical, Inc. (a)	937	118
Impax Laboratories, Inc. (a)	1,132	27
INC Research Holdings, Inc. ‘A’ (a)	875	39
Inogen, Inc. (a)	299	18
Insulet Corp. (a)	1,257	51
Integer Holdings Corp. (a)	2,069	45
Integra LifeSciences Holdings Corp. (a)	2,573	212
Intrexon Corp. (a)	396	11
Invacare Corp.	7,778	87
K2M Group Holdings, Inc. (a)	1,067	19
Landauer, Inc.	386	17
Lannett Co., Inc. (a)	620	16
LeMaitre Vascular, Inc.	503	10
LHC Group, Inc. (a)	1,501	55
Ligand Pharmaceuticals, Inc. (a)	557	57
Luminex Corp. (a)	2,086	47
Magellan Health, Inc. (a)	1,676	90
Masimo Corp. (a)	5,078	302
Medicines Co. (a)	2,866	108
Meridian Bioscience, Inc.	3,468	67
Merit Medical Systems, Inc. (a)	4,063	99
Molina Healthcare, Inc. (a)	458	27
Myriad Genetics, Inc. (a)	3,699	76
National HealthCare Corp.	755	50
Natus Medical, Inc. (a)	1,949	77
Nektar Therapeutics (a)	3,204	55
Neogen Corp. (a)	1,574	88
NuVasive, Inc. (a)	1,650	110
NxStage Medical, Inc. (a)	1,582	40
OraSure Technologies, Inc. (a)	2,054	16
Orthofix International NV (a)	524	22
Owens & Minor, Inc.	2,488	86
Pacira Pharmaceuticals, Inc. (a)	667	23
PDL BioPharma, Inc.	87,340	293
PharMerica Corp. (a)	3,957	111
Phibro Animal Health Corp. ‘A’	459	12
PRA Health Sciences, Inc. (a)	787	44
Premier, Inc. ‘A’ (a)	1,319	43
Providence Service Corp. (a)	554	27
Quidel Corp. (a)	522	12
RadNet, Inc. (a)	13,688	101
Repligen Corp. (a)	895	27
Rigel Pharmaceuticals, Inc. (a)	2,522	9
RTI Surgical, Inc. (a)	6,556	21
SciClone Pharmaceuticals, Inc. (a)	2,936	30
Select Medical Holdings Corp. (a)	22,764	307
Spectrum Pharmaceuticals, Inc. (a)	7,136	33
Surgery Partners, Inc. (a)	1,386	28
Surgical Care Affiliates, Inc. (a)	4,621	225
SurModics, Inc. (a)	980	30
U.S. Physical Therapy, Inc.	394	25
Universal American Corp.	10,504	80
Vascular Solutions, Inc. (a)	286	14
VWR Corp. (a)	1,074	30
Zeltiq Aesthetics, Inc. (a)	734	29

		6,205

INDUSTRIALS 16.5%
AAON, Inc.	1,340	39
AAR Corp.	5,513	173
ABM Industries, Inc.	6,733	267
ACCO Brands Corp. (a)	15,504	149
Actuant Corp. ‘A’	10,721	249
Advanced Drainage Systems, Inc.	1,939	47
Advisory Board Co. (a)	797	36
Aegion Corp. (a)	1,073	20
Aerovironment, Inc. (a)	1,798	44
Air Lease Corp.	1,493	43
Air Transport Services Group, Inc. (a)	8,255	118
Alamo Group, Inc.	405	27
Albany International Corp. ‘A’	2,874	122
Allegiant Travel Co.	235	31
Altra Industrial Motion Corp.	1,985	58
American Woodmark Corp. (a)	324	26
Apogee Enterprises, Inc.	1,154	52
Applied Industrial Technologies, Inc.	5,774	270
ARC Document Solutions, Inc. (a)	6,138	23
ArcBest Corp.	516	10
Astec Industries, Inc.	1,536	92
Astronics Corp. (a)	281	13
Atlas Air Worldwide Holdings, Inc. (a)	2,049	88
AZZ, Inc.	640	42
Babcock & Wilcox Enterprises, Inc. (a)	2,730	45
Barnes Group, Inc.	3,487	141

Barrett Business Services, Inc.	291	14
Beacon Roofing Supply, Inc. (a)	3,068	129
BMC Stock Holdings, Inc. (a)	820	15
Brady Corp. ‘A’	10,080	349
Briggs & Stratton Corp.	9,054	169
Brink’s Co.	2,953	109
Builders FirstSource, Inc. (a)	2,013	23
CAI International, Inc. (a)	5,023	42
Casella Waste Systems, Inc. ‘A’ (a)	6,644	68
CBIZ, Inc. (a)	9,149	102
CDI Corp.	3,591	20
Chart Industries, Inc. (a)	8,840	290
CIRCOR International, Inc.	384	23
CLARCOR, Inc.	349	23
Clean Harbors, Inc. (a)	832	40
Columbus McKinnon Corp.	2,861	51
Comfort Systems USA, Inc.	2,656	78
Continental Building Products, Inc. (a)	906	19
Covanta Holding Corp.	2,924	45
Covenant Transportation Group, Inc. ‘A’ (a)	448	9
CRA International, Inc. (a)	1,825	49
Cubic Corp.	2,043	96
Dorian LPG Ltd. (a)	1,028	6
Douglas Dynamics, Inc.	1,469	47
Ducommun, Inc. (a)	1,407	32
DXP Enterprises, Inc. (a)	2,712	76
Dycom Industries, Inc. (a)	1,127	92
Eagle Bulk Shipping, Inc. (a)	1	0
Echo Global Logistics, Inc. (a)	1,012	23
Encore Wire Corp.	1,218	45
EnerSys	1,416	98
Ennis, Inc.	4,786	81
EnPro Industries, Inc.	2,534	144
ESCO Technologies, Inc.	1,998	93
Essendant, Inc.	1,728	35
Esterline Technologies Corp. (a)	1,989	151
Exponent, Inc.	1,273	65
Forward Air Corp.	510	22
Franklin Covey Co. (a)	758	13
Franklin Electric Co., Inc.	902	37
FTI Consulting, Inc. (a)	1,159	52
G&K Services, Inc. ‘A’	1,398	133
GATX Corp.	2,936	131
Generac Holdings, Inc. (a)	2,743	100
General Cable Corp.	6,938	104
Gibraltar Industries, Inc. (a)	1,468	55
Global Brass & Copper Holdings, Inc.	7,566	219
Granite Construction, Inc.	1,757	87
Great Lakes Dredge & Dock Corp. (a)	10,591	37
Greenbrier Cos., Inc.	2,194	77
Griffon Corp.	7,465	127
H&E Equipment Services, Inc.	7,297	122
Harsco Corp.	18,636	185
Hawaiian Holdings, Inc. (a)	4,361	212
Healthcare Services Group, Inc.	544	22
Heartland Express, Inc.	3,417	65
Heidrick & Struggles International, Inc.	3,147	58
Herc Holdings, Inc. (a)	3,382	114
Herman Miller, Inc.	372	11
Hill International, Inc. (a)	10,367	48
Hillenbrand, Inc.	3,689	117
HNI Corp.	2,311	92
Hornbeck Offshore Services, Inc. (a)	5,349	29
Hub Group, Inc. ‘A’ (a)	677	28
Hurco Cos., Inc.	651	18
Huron Consulting Group, Inc. (a)	1,429	85
Hyster-Yale Materials Handling, Inc.	833	50
ICF International, Inc. (a)	2,377	105
Insperity, Inc.	1,434	104
Interface, Inc.	2,335	39
John Bean Technologies Corp.	1,362	96
Kadant, Inc.	1,201	63
Kaman Corp.	4,489	197
KBR, Inc.	5,255	80
Kelly Services, Inc. ‘A’	5,991	115
Kennametal, Inc.	4,165	121
Kforce, Inc.	4,766	98
Kimball International, Inc. ‘B’	3,070	40
Kirby Corp. (a)	1,081	67
KLX, Inc. (a)	2,580	91
Knight Transportation, Inc.	3,172	91
Knoll, Inc.	4,020	92
Korn/Ferry International	5,404	113
Kratos Defense & Security Solutions, Inc. (a)	15,689	108
Layne Christensen Co. (a)	2,776	24
LB Foster Co. ‘A’	1,260	15

Lindsay Corp.	687	51
LSI Industries, Inc.	2,743	31
Lydall, Inc. (a)	480	25
Manitowoc Co., Inc.	1,162	6
Manitowoc Foodservice, Inc. (a)	1,162	19
Marten Transport Ltd.	2,166	45
Masonite International Corp. (a)	199	12
MasTec, Inc. (a)	6,636	197
Matson, Inc.	2,115	84
Matthews International Corp. ‘A’	1,722	105
McGrath RentCorp	4,439	141
Meritor, Inc. (a)	4,419	49
Milacron Holdings Corp. (a)	1,112	18
Miller Industries, Inc.	1,335	30
Mistras Group, Inc. (a)	1,239	29
Mobile Mini, Inc.	3,122	94
Moog, Inc. (a)	1,495	89
MSA Safety, Inc.	481	28
Mueller Industries, Inc.	3,133	102
Mueller Water Products, Inc.	1,296	16
Multi-Color Corp.	249	16
MYR Group, Inc. (a)	1,705	51
National Presto Industries, Inc.	1,202	106
Navigant Consulting, Inc. (a)	6,538	132
Navistar International Corp. (a)	6,061	139
On Assignment, Inc. (a)	419	15
PAM Transportation Services, Inc. (a)	410	8
Ply Gem Holdings, Inc. (a)	1,709	23
Powell Industries, Inc.	545	22
Primoris Services Corp.	2,506	52
Quad/Graphics, Inc.	7,650	204
Quanex Building Products Corp.	2,216	38
Raven Industries, Inc.	1,844	42
RBC Bearings, Inc. (a)	1,100	84
Regal Beloit Corp.	1,368	81
Resources Connection, Inc.	7,222	108
Rexnord Corp. (a)	2,802	60
Roadrunner Transportation Systems, Inc. (a)	2,687	21
RPX Corp. (a)	6,117	65
Rush Enterprises, Inc. ‘A’ (a)	5,824	143
Saia, Inc. (a)	2,186	65
Scorpio Bulkers, Inc. (a)	8,176	28
Simpson Manufacturing Co., Inc.	3,002	132
SkyWest, Inc.	9,588	253
Spirit Airlines, Inc. (a)	583	25
SPX Corp. (a)	12,937	261
SPX FLOW, Inc. (a)	5,009	155
Standex International Corp.	255	24
Steelcase, Inc. ‘A’	10,223	142
Sun Hydraulics Corp.	725	23
Swift Transportation Co. (a)	4,002	86
TASER International, Inc. (a)	1,355	39
Team, Inc. (a)	1,038	34
Tennant Co.	559	36
Terex Corp.	5,218	133
Tetra Tech, Inc.	2,006	71
Textainer Group Holdings Ltd.	2,982	22
Tidewater, Inc.	26,877	76
Titan International, Inc.	12,202	123
Titan Machinery, Inc. (a)	2,031	21
TransUnion (a)	473	16
TriMas Corp. (a)	3,469	65
TriNet Group, Inc. (a)	1,112	24
Triumph Group, Inc.	4,874	136
TrueBlue, Inc. (a)	925	21
Tutor Perini Corp. (a)	3,589	77
U.S. Ecology, Inc.	203	9
UniFirst Corp.	677	89
Universal Forest Products, Inc.	1,339	132
USA Truck, Inc. (a)	2,081	21
Valmont Industries, Inc.	326	44
Veritiv Corp. (a)	1,549	78
Viad Corp.	581	21
Virgin America, Inc. (a)	267	14
Wabash National Corp. (a)	705	10
Watts Water Technologies, Inc. ‘A”	2,510	163
Werner Enterprises, Inc.	7,517	175
Wesco Aircraft Holdings, Inc. (a)	6,598	89
WESCO International, Inc. (a)	2,023	124
Xerium Technologies, Inc. (a)	2,686	21
YRC Worldwide, Inc. (a)	2,518	31

		14,775

INFORMATION TECHNOLOGY 16.3%
2U, Inc. (a)	357	14
3D Systems Corp. (a)	2,936	53
A10 Networks, Inc. (a)	1,471	16
ACI Worldwide, Inc. (a)	1,000	19
Actua Corp. (a)	1,746	23
Acxiom Corp. (a)	5,725	153
ADTRAN, Inc.	13,629	261
Advanced Energy Industries, Inc. (a)	2,386	113
Alpha & Omega Semiconductor Ltd. (a)	2,596	56
American Software, Inc. ‘A’	1,649	18
Amkor Technology, Inc. (a)	26,267	255
Applied Micro Circuits Corp. (a)	2,542	18
Avid Technology, Inc. (a)	12,678	101
AVX Corp.	5,894	81
Axcelis Technologies, Inc. (a)	1,455	19
Bankrate, Inc. (a)	6,570	56
Bel Fuse, Inc. ‘B’	1,137	27
Belden, Inc.	886	61
Benchmark Electronics, Inc. (a)	9,239	230
Black Box Corp.	3,714	52
Blackbaud, Inc.	441	29
Blucora, Inc. (a)	8,776	98
Bottomline Technologies de, Inc. (a)	353	8
Brooks Automation, Inc.	5,851	80
Cabot Microelectronics Corp.	4,898	259
CACI International, Inc. ‘A’ (a)	1,404	142
CalAmp Corp. (a)	909	13
Calix, Inc. (a)	3,887	29
CEVA, Inc. (a)	444	16
Ciber, Inc. (a)	11,446	13
Ciena Corp. (a)	1,928	42
Cirrus Logic, Inc. (a)	4,873	259
Coherent, Inc. (a)	2,061	228
Cohu, Inc.	1,543	18
CommVault Systems, Inc. (a)	1,860	99
Computer Programs & Systems, Inc.	587	15
comScore, Inc. (a)	1,047	32
Comtech Telecommunications Corp.	5,920	76
Control4 Corp. (a)	810	10
Convergys Corp.	2,176	66
Cray, Inc. (a)	1,118	26
Cree, Inc. (a)	5,373	138
CSG Systems International, Inc.	4,452	184
CTS Corp.	983	18
Cypress Semiconductor Corp.	3,363	41
Daktronics, Inc.	5,753	55
Datalink Corp. (a)	2,717	29
DHI Group, Inc. (a)	10,102	80
Diebold, Inc.	5,299	131
Digi International, Inc. (a)	3,309	38
DigitalGlobe, Inc. (a)	3,916	108
Diodes, Inc. (a)	6,546	140
Dolby Laboratories, Inc. ‘A’	3,694	201
EarthLink Holdings Corp.	38,153	237
Eastman Kodak Co. (a)	2,403	36
Ebix, Inc.	3,202	182
Electro Scientific Industries, Inc. (a)	1,240	7
Electronics For Imaging, Inc. (a)	3,182	156
Engility Holdings, Inc. (a)	283	9
Entegris, Inc. (a)	6,594	115
Epiq Systems, Inc.	3,813	63
ePlus, Inc. (a)	630	59
ExlService Holdings, Inc. (a)	2,686	134
Extreme Networks, Inc. (a)	27,081	122
FARO Technologies, Inc. (a)	1,741	63
Finisar Corp. (a)	6,348	189
FireEye, Inc. (a)	686	10
Fitbit, Inc. ‘A’ (a)	670	10
FormFactor, Inc. (a)	1,563	17
Harmonic, Inc. (a)	19,740	117
II-VI, Inc. (a)	4,332	105
Infoblox, Inc. (a)	795	21
InnerWorkings, Inc. (a)	2,647	25
Inovalon Holdings, Inc. ‘A’ (a)	857	13
Insight Enterprises, Inc. (a)	7,359	240
Integrated Device Technology, Inc. (a)	1,361	31
Interactive Intelligence Group, Inc. (a)	720	43
InterDigital, Inc.	4,248	336
Internap Corp. (a)	6,582	11
Intersil Corp. ‘A’	17,800	390

Intralinks Holdings, Inc. (a)	8,446	85
Itron, Inc. (a)	3,537	197
Ixia (a)	10,707	134
IXYS Corp.	2,093	25
KEYW Holding Corp. (a)	2,879	32
Knowles Corp. (a)	4,697	66
Lattice Semiconductor Corp. (a)	10,542	68
Limelight Networks, Inc. (a)	13,914	26
Lionbridge Technologies, Inc. (a)	2,821	14
Liquidity Services, Inc. (a)	11,045	124
Littelfuse, Inc.	708	91
LivePerson, Inc. (a)	2,480	21
LogMeIn, Inc.	478	43
Lumentum Holdings, Inc. (a)	1,446	60
MACOM Technology Solutions Holdings, Inc. (a)	680	29
ManTech International Corp. ‘A’	5,498	207
Maxwell Technologies, Inc. (a)	5,780	30
Mentor Graphics Corp.	1,658	44
Methode Electronics, Inc.	935	33
MicroStrategy, Inc. ‘A’ (a)	564	94
MKS Instruments, Inc.	4,224	210
Monolithic Power Systems, Inc.	309	25
Monotype Imaging Holdings, Inc.	1,582	35
MTS Systems Corp.	1,679	77
Nanometrics, Inc. (a)	461	10
NETGEAR, Inc. (a)	5,870	355
NetScout Systems, Inc. (a)	1,459	43
NeuStar, Inc. ‘A’ (a)	3,603	96
NIC, Inc.	3,087	73
Novanta, Inc. (a)	634	11
Omnicell, Inc. (a)	1,662	64
OSI Systems, Inc. (a)	1,648	108
Park Electrochemical Corp.	2,725	47
PC Connection, Inc.	1,150	30
Pegasystems, Inc.	2,058	61
Perficient, Inc. (a)	1,053	21
Photronics, Inc. (a)	12,106	125
Plantronics, Inc.	3,108	161
Plexus Corp. (a)	4,096	192
Power Integrations, Inc.	913	58
Progress Software Corp. (a)	11,016	300
Quality Systems, Inc.	9,243	105
Qualys, Inc. (a)	278	11
QuinStreet, Inc. (a)	4,935	15
Rackspace Hosting, Inc. (a)	1,788	57
Rambus, Inc. (a)	2,346	29
RealPage, Inc. (a)	1,557	40
RetailMeNot, Inc. (a)	8,286	82
RingCentral, Inc. ‘A’ (a)	1,439	34
Rofin-Sinar Technologies, Inc. (a)	1,809	58
Rogers Corp. (a)	1,160	71
Rudolph Technologies, Inc. (a)	1,478	26
Sanmina Corp. (a)	5,424	154
ScanSource, Inc. (a)	3,730	136
Science Applications International Corp.	2,889	200
Seachange International, Inc. (a)	7,810	23
Semtech Corp. (a)	4,435	123
ShoreTel, Inc. (a)	3,168	25
Sigma Designs, Inc. (a)	4,175	32
Silicon Graphics International Corp. (a)	7,294	56
Silicon Laboratories, Inc. (a)	2,221	131
Sonus Networks, Inc. (a)	9,672	75
Stamps.com, Inc. (a)	277	26
Stratasys Ltd. (a)	2,434	59
SunEdison Semiconductor Ltd. (a)	11,239	128
Super Micro Computer, Inc. (a)	891	21
Sykes Enterprises, Inc. (a)	7,441	209
Synaptics, Inc. (a)	280	16
Synchronoss Technologies, Inc. (a)	1,558	64
Syntel, Inc. (a)	658	28
Take-Two Interactive Software, Inc. (a)	475	21
Tangoe, Inc. (a)	2,310	19
TechTarget, Inc. (a)	2,152	17
Telenav, Inc. (a)	4,458	26
TeleTech Holdings, Inc.	2,397	69
TESSCO Technologies, Inc.	1,446	18
Tessera Technologies, Inc.	1,298	50
TiVo Corp. (a)	14,258	278
TTM Technologies, Inc. (a)	19,371	222
Ultra Clean Holdings, Inc. (a)	2,770	21
Unisys Corp. (a)	14,938	145
VASCO Data Security International, Inc. (a)	534	9
Veeco Instruments, Inc. (a)	2,937	58
Veeva Systems, Inc. ‘A’ (a)	1,312	54
VeriFone Systems, Inc. (a)	513	8
Verint Systems, Inc. (a)	866	33

Viavi Solutions, Inc. (a)	15,743	116
Virtusa Corp. (a)	398	10
Vishay Intertechnology, Inc.	13,066	184
Vishay Precision Group, Inc. (a)	1,678	27
Web.com Group, Inc. (a)	1,660	29
WebMD Health Corp. (a)	5,201	258
West Corp.	5,401	119
Xcerra Corp. (a)	3,071	19
XO Group, Inc. (a)	1,546	30
Yelp, Inc. (a)	258	11
Zedge, Inc. ‘B’ (a)	668	2
Zix Corp. (a)	3,937	16
Zynga, Inc. ‘A’ (a)	17,434	51

		14,567

MATERIALS 6.2%
A Schulman, Inc.	3,966	116
AEP Industries, Inc.	676	74
AK Steel Holding Corp. (a)	12,205	59
Allegheny Technologies, Inc.	7,320	132
American Vanguard Corp.	2,390	38
Ampco-Pittsburgh Corp.	1,614	18
Balchem Corp.	488	38
Boise Cascade Co. (a)	2,406	61
Cabot Corp.	1,027	54
Calgon Carbon Corp.	2,913	44
Carpenter Technology Corp.	4,332	179
Century Aluminum Co. (a)	3,719	26
Chemtura Corp. (a)	5,066	166
Clearwater Paper Corp. (a)	2,291	148
Cliffs Natural Resources, Inc. (a)	29,637	173
Coeur Mining, Inc. (a)	6,900	82
Commercial Metals Co.	6,566	106
Compass Minerals International, Inc.	845	62
Core Molding Technologies, Inc. (a)	759	13
Ferro Corp. (a)	743	10
Gold Resource Corp.	4,387	33
Greif, Inc. ‘A’	5,200	258
Hawkins, Inc.	347	15
Haynes International, Inc.	700	26
HB Fuller Co.	2,991	139
Headwaters, Inc. (a)	2,401	41
Hecla Mining Co.	14,770	84
Innophos Holdings, Inc.	4,669	182
Innospec, Inc.	1,537	93
Intrepid Potash, Inc. (a)	5,885	7
Kaiser Aluminum Corp.	2,323	201
KapStone Paper and Packaging Corp.	3,649	69
Koppers Holdings, Inc. (a)	4,376	141
Kraton Corp. (a)	4,288	150
Kronos Worldwide, Inc.	1,427	12
Louisiana-Pacific Corp. (a)	2,344	44
LSB Industries, Inc. (a)	1,949	17
Materion Corp.	2,406	74
Minerals Technologies, Inc.	1,643	116
Myers Industries, Inc.	4,943	64
Neenah Paper, Inc.	1,164	92
Olympic Steel, Inc.	351	8
OMNOVA Solutions, Inc. (a)	5,868	50
PH Glatfelter Co.	4,760	103
Platform Specialty Products Corp. (a)	15,023	122
PolyOne Corp.	318	11
Quaker Chemical Corp.	446	47
Rayonier Advanced Materials, Inc.	3,006	40
Royal Gold, Inc.	599	46
Ryerson Holding Corp. (a)	4,606	52
Schnitzer Steel Industries, Inc. ‘A’	5,741	120
Schweitzer-Mauduit International, Inc.	2,989	115
Stepan Co.	2,371	172
Stillwater Mining Co. (a)	3,502	47
Summit Materials, Inc. ‘A’ (a)	2,315	43
TimkenSteel Corp.	9,710	102
Tredegar Corp.	2,047	38
Trinseo S.A.	1,990	113
Tronox Ltd. ‘A’	46,751	438
U.S. Concrete, Inc. (a)	417	19
Univar, Inc. (a)	6,568	144
Westlake Chemical Corp.	641	34
Worthington Industries, Inc.	4,688	225

		5,546

REAL ESTATE 0.2%
Alexander & Baldwin, Inc.	349	13
Forestar Group, Inc. (a)	3,040	36
HC2 Holdings, Inc. (a)	2,933	16
HFF, Inc. ‘A’	1,518	42
RE/MAX Holdings, Inc. ‘A’	1,203	53
RMR Group, Inc. ‘A’	355	13

		173

TELECOMMUNICATION SERVICES 1.9%
ATN International, Inc.	703	46
Boingo Wireless, Inc. (a)	1,156	12
Cincinnati Bell, Inc. (a)	3,795	15
Cogent Communications Holdings, Inc.	1,653	61
Consolidated Communications Holdings, Inc.	7,861	198
FairPoint Communications, Inc. (a)	4,561	69
General Communication, Inc. ‘A’ (a)	8,756	120
Hawaiian Telcom Holdco, Inc. (a)	1,323	30
IDT Corp. ‘B’	1,027	18
Inteliquent, Inc.	4,328	70
Iridium Communications, Inc. (a)	28,684	233
Lumos Networks Corp. (a)	2,001	28
RigNet, Inc. (a)	928	14
Shenandoah Telecommunications Co.	3,160	86
Spok Holdings, Inc.	3,721	66
U.S. Cellular Corp. (a)	2,321	84
Vonage Holdings Corp. (a)	39,812	263
Windstream Holdings, Inc.	29,966	301

		1,714

UTILITIES 2.8%
ALLETE, Inc.	1,183	71
Ameresco, Inc. ‘A’ (a)	2,000	11
American States Water Co.	4,156	166
Artesian Resources Corp. ‘A’	475	14
Atlantic Power Corp.	8,032	20
Avista Corp.	2,989	125
California Water Service Group	7,160	230
Chesapeake Utilities Corp.	971	59
Connecticut Water Service, Inc.	686	34
Dynegy, Inc. (a)	4,347	54
El Paso Electric Co.	1,507	70
Empire District Electric Co.	9,550	326
EnerNOC, Inc. (a)	7,586	41
MGE Energy, Inc.	3,052	172
Middlesex Water Co.	1,391	49
Northwest Natural Gas Co.	5,573	335
NorthWestern Corp.	206	12
NRG Yield, Inc. ‘C’	999	17
Ormat Technologies, Inc.	251	12
Otter Tail Corp.	4,546	157
Pattern Energy Group, Inc.	417	9
PNM Resources, Inc.	6,235	204
SJW Corp.	2,058	90
South Jersey Industries, Inc.	1,000	30
Spark Energy, Inc.‘A’	450	13
Spire, Inc.	817	52
TerraForm Global, Inc. ‘A’	4,451	18
Unitil Corp.	2,907	114
York Water Co.	589	17

		2,522

Total United States		81,639

Total Common Stocks (Cost $66,854)		81,930

REAL ESTATE INVESTMENT TRUSTS 7.7%
UNITED STATES 7.7%
FINANCIALS 2.5%
AG Mortgage Investment Trust, Inc.	5,356	84
Anworth Mortgage Asset Corp.	35,066	173
Apollo Commercial Real Estate Finance, Inc.	5,513	90
Ares Commercial Real Estate Corp.	1,261	16
ARMOUR Residential REIT, Inc.	5,796	131
Blackstone Mortgage Trust, Inc. ‘A’	1,652	49
Capstead Mortgage Corp.	20,016	189
Colony Capital, Inc. ‘A’	2,511	46
CYS Investments, Inc.	22,348	195
Dynex Capital, Inc.	14,487	108
Invesco Mortgage Capital, Inc.	9,471	144
Ladder Capital Corp.	837	11
MFA Financial, Inc.	20,515	153

MTGE Investment Corp.	10,906	187
New Residential Investment Corp.	8,301	115
New York Mortgage Trust, Inc.	1,857	11
PennyMac Mortgage Investment Trust	5,726	89
Redwood Trust, Inc.	12,843	182
Resource Capital Corp.	3,686	47
Two Harbors Investment Corp.	14,084	120
United Development Funding	3,661	0
Western Asset Mortgage Capital Corp.	5,278	55

		2,195

REAL ESTATE 5.2%
Agree Realty Corp.	1,006	50
American Assets Trust, Inc.	1,120	49
Armada Hoffler Properties, Inc.	1,887	25
Ashford Hospitality Prime, Inc.	898	13
Ashford Hospitality Trust, Inc.	13,509	80
Brandywine Realty Trust	10,165	159
Care Capital Properties, Inc.	2,832	81
CBL & Associates Properties, Inc.	17,397	211
Cedar Realty Trust, Inc.	4,441	32
Chesapeake Lodging Trust	995	23
Colony Starwood Homes	1,175	34
Columbia Property Trust, Inc.	6,137	137
CoreSite Realty Corp.	1,350	100
Corporate Office Properties Trust	3,093	88
Cousins Properties, Inc.	3,552	37
CyrusOne, Inc.	1,030	49
DiamondRock Hospitality Co.	8,365	76
DuPont Fabros Technology, Inc.	2,762	114
EastGroup Properties, Inc.	784	58
Empire State Realty Trust, Inc. ‘A’	2,306	48
Equity One, Inc.	1,880	57
First Potomac Realty Trust	5,743	53
Franklin Street Properties Corp.	9,991	126
GEO Group, Inc.	1,611	38
Getty Realty Corp.	1,851	44
Gladstone Commercial Corp.	1,856	35
Global Net Lease, Inc.	1,830	15
Government Properties Income Trust	5,427	123
Gramercy Property Trust	7,605	73
Hersha Hospitality Trust	2,361	42
Hudson Pacific Properties, Inc.	302	10
Investors Real Estate Trust	13,669	81
iStar Financial, Inc. (a)	2,670	29
Kite Realty Group Trust	344	9
LaSalle Hotel Properties	3,779	90
Lexington Realty Trust	19,265	198
LTC Properties, Inc.	478	25
Mack-Cali Realty Corp.	7,263	198
Monmouth Real Estate Investment Corp.	2,055	29
Monogram Residential Trust, Inc.	2,471	26
National Health Investors, Inc.	522	41
National Storage Affiliates Trust	915	19
New Senior Investment Group, Inc.	4,180	48
New York REIT, Inc.	1,027	9
NorthStar Realty Finance Corp.	3,179	42
Outfront Media, Inc.	2,363	56
Parkway Properties, Inc.	1,426	24
Pennsylvania Real Estate Investment Trust	2,896	67
Piedmont Office Realty Trust, Inc. ‘A’	5,332	116
Potlatch Corp.	1,636	64
Preferred Apartment Communities, Inc. ‘A’	941	13
PS Business Parks, Inc.	950	108
QTS Realty Trust, Inc. ‘A’	1,695	90
RAIT Financial Trust	4,782	16
Ramco-Gershenson Properties Trust	838	16
Retail Opportunity Investments Corp.	1,439	32
Rexford Industrial Realty, Inc.	1,373	31
RLJ Lodging Trust	3,722	78
Ryman Hospitality Properties, Inc.	4,093	197
Sabra Health Care REIT, Inc.	3,158	79
Select Income REIT	3,415	92
Seritage Growth Properties ‘A’	221	11
Silver Bay Realty Trust Corp.	1,946	34
STORE Capital Corp.	613	18
Summit Hotel Properties, Inc.	4,835	64
Sunstone Hotel Investors, Inc.	6,781	87
Tier REIT, Inc.	3,950	61
Urban Edge Properties	688	19
Urstadt Biddle Properties, Inc. ‘A’	1,199	27
Washington Prime Group, Inc.	9,437	117
Washington Real Estate Investment Trust	4,263	133

Xenia Hotels & Resorts, Inc.	6,292	95

		4,669

Total Real Estate Investment Trusts (Cost $6,416)		6,864

Total Investments in Securities (Cost $73,270)		88,794

Total Investments 99.3% (Cost $73,270)		$88,794
Other Assets and Liabilities, net 0.7%		629

Net Assets 100.0%		$89,423

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Security did not produce income within the last twelve months.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Common Stocks
Bermuda
Industrials	$185	$0	$0	$185
United Kingdom
Information Technology	106	0	0	106
United States
Consumer Discretionary	15,489	0	0	15,489
Consumer Staples	3,142	0	0	3,142
Energy	5,467	0	0	5,467
Financials	12,039	0	0	12,039
Health Care	6,205	0	0	6,205
Industrials	14,775	0	0	14,775
Information Technology	14,567	0	0	14,567
Materials	5,546	0	0	5,546
Real Estate	173	0	0	173
Telecommunication Services	1,714	0	0	1,714
Utilities	2,522	0	0	2,522
Real Estate Investment Trusts
United States
Financials	2,195	0	0	2,195
Real Estate	4,669	0	0	4,669

Total Investments	$88,794	$0	$0	$88,794

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2020 Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 39.8%
MUTUAL FUNDS 39.8%
Vanguard 500 Index Fund ‘Admiral’	5,052	$1,011
Vanguard Developed Markets Index Fund ‘Admiral’	39,072	469
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	10,640	331
Vanguard Small-Cap Index Fund ‘Admiral’	2,512	147

Total Mutual Funds (Cost $1,869)		1,958

Total Investments in Securities (Cost $1,869)		1,958

INVESTMENTS IN AFFILIATES 57.4%
MUTUAL FUNDS (a) 55.4%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	10,220	108
PIMCO High Yield Fund	42,018	371
PIMCO Income Fund	49,632	599
PIMCO Long Duration Total Return Fund	19,078	231
PIMCO Long-Term Credit Fund	18,777	231
PIMCO Real Return Asset Fund	52,896	461
PIMCO Real Return Fund	43,756	491
PIMCO Total Return Fund	21,855	227

Total Mutual Funds (Cost $2,629)		2,719

SHORT-TERM INSTRUMENTS 2.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.0%
PIMCO Short-Term Floating NAV Portfolio III	10,134	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $2,729)		2,819

Total Investments 97.2% (Cost $4,598)		$4,777
Financial Derivative Instruments (b)(c) 0.0% (Cost or Premiums, net $8)		3
Other Assets and Liabilities, net 2.8%		133

Net Assets 100.0%		$4,913

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,700.000	12/16/2016	1	$2	$0
Put - CBOE S&P 500 Index	1,750.000	12/16/2016	1	3	0
Put - CBOE S&P 500 Index	1,775.000	03/17/2017	1	2	2
Put - CBOE S&P 500 Index	1,875.000	03/17/2017	1	3	3

				$10	$5

Total Purchased Options				$10	$5

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,500.000	12/16/2016	1	$(1)	$0
Put - CBOE S&P 500 Index	1,600.000	03/17/2017	1	(1)	(1)

				$(2)	$(1)

Total Written Options				$(2)	$(1)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	14	1-Month USD-LIBOR plus a specified spread	04/06/2017	$137	$0	$(3)	$0	$(3)
CBK	Receive	BCOMTR Index	368	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	62	0	1	1	0
JPM	Receive	BCOMTR Index	132	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	22	0	1	1	0

							$0	$(1)	$2	$(3)

Total Swap Agreements							$0	$(1)	$2	$(3)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$1,958	$0	$0	$1,958
	$1,958	$0	$0	$1,958

Investments in Affiliates, at Value
Mutual Funds	2,719	0	0	2,719
Short-Term Instruments
Central Funds Used for Cash Management Purposes	100	0	0	100

	$2,819	$0	$0	$2,819

Total Investments	$4,777	$0	$0	$4,777

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5
Over the counter	$0	$2	$0	$2
	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)
Over the counter	$0	$(3)	$0	$(3)

	$0	$(4)	$0	$(4)

Totals	$4,777	$3	$0	$4,780

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

Schedule of Investments

PIMCO REALPATH® Blend 2025 Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 48.2%
MUTUAL FUNDS 48.2%
Vanguard 500 Index Fund ‘Admiral’	4,986	$998
Vanguard Developed Markets Index Fund ‘Admiral’	39,657	476
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	11,387	354
Vanguard Small-Cap Index Fund ‘Admiral’	2,726	160

Total Mutual Funds (Cost $1,918)		1,988

Total Investments in Securities (Cost $1,919)		1,988

INVESTMENTS IN AFFILIATES 48.3%
MUTUAL FUNDS (a) 45.9%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	4,569	48
PIMCO High Yield Fund	35,354	312
PIMCO Income Fund	32,235	389
PIMCO Long Duration Total Return Fund	16,762	203
PIMCO Long-Term Credit Fund	16,682	205
PIMCO Real Return Asset Fund	47,471	414
PIMCO Real Return Fund	21,858	246
PIMCO Total Return Fund	7,357	76

Total Mutual Funds (Cost $1,844)		1,893

SHORT-TERM INSTRUMENTS 2.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.4%
PIMCO Short-Term Floating NAV Portfolio III	10,134	100

Total Short-Term Instruments (Cost $100)		100

Total Investments in Affiliates (Cost $1,943)		1,993

Total Investments 96.5% (Cost $3,862)		$3,981
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $8 )		3
Other Assets and Liabilities, net 3.4%		142

Net Assets 100.0%		$4,126

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,700.000	12/16/2016	1	$2	$0
Put - CBOE S&P 500 Index	1,750.000	12/16/2016	1	3	0
Put - CBOE S&P 500 Index	1,775.000	03/17/2017	1	2	2
Put - CBOE S&P 500 Index	1,875.000	03/17/2017	1	3	3

				$10	$5

Total Purchased Options				$10	$5

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,500.000	12/16/2016	1	$(1)	$0
Put - CBOE S&P 500 Index	1,600.000	03/17/2017	1	(1)	(1)

				$(2)	$(1)

Total Written Options				$(2)	$(1)

(c)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	16	1-Month USD-LIBOR plus a specified spread	04/06/2017	$157	$0	$(3)	$0	$(3)
CBK	Receive	BCOMTR Index	439	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	74	0	2	2	0
JPM	Receive	BCOMTR Index	41	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	7	0	0	0	0

							$0	$(1)	$2	$(3)

Total Swap Agreements							$0	$(1)	$2	$(3)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$1,988	$0	$0	$1,988
	$1,988	$0	$0	$1,988

Investments in Affiliates, at Value
Mutual Funds	1,893	0	0	1,893
Short-Term Instruments
Central Funds Used for Cash Management Purposes	100	0	0	100

	$1,993	$0	$0	$1,993

Total Investments	$3,981	$0	$0	$3,981

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$5	$0	$5
Over the counter	0	2	0	2

	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(1)	$0	$(1)
Over the counter	0	(3)	0	(3)

	$0	$(4)	$0	$(4)

Totals	$3,981	$3	$0	$3,984

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2030 Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 56.3%
MUTUAL FUNDS 56.3%
Vanguard 500 Index Fund ‘Admiral’	10,396	$2,081
Vanguard Developed Markets Index Fund ‘Admiral’	80,907	972
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	22,415	697
Vanguard Small-Cap Index Fund ‘Admiral’	4,894	287

Total Mutual Funds (Cost $3,710)		4,037

Total Investments in Securities (Cost $3,710)		4,037

INVESTMENTS IN AFFILIATES 41.8%
MUTUAL FUNDS (a) 36.1%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,157	65
PIMCO High Yield Fund	61,495	543
PIMCO Income Fund	51,621	623
PIMCO Long Duration Total Return Fund	22,570	273
PIMCO Long-Term Credit Fund	22,216	273
PIMCO Real Return Asset Fund	62,566	546
PIMCO Real Return Fund	16,644	187
PIMCO Total Return Fund	7,646	79

Total Mutual Funds (Cost $2,453)		2,589

SHORT-TERM INSTRUMENTS 5.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.7%
PIMCO Short-Term Floating NAV Portfolio III	41,181	407

Total Short-Term Instruments (Cost $407)		407

Total Investments in Affiliates (Cost $2,860)		2,996

Total Investments 98.1% (Cost $6,570)		$7,033
Financial Derivative Instruments (b) (0.1)% (Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net 2.0%		144

Net Assets 100.0%		$7,173

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	41	1-Month USD-LIBOR plus a specified spread	04/06/2017	$403	$0	$(8)	$0	$(8)
CBK	Receive	BCOMTR Index	254	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	42	0	1	1	0
JPM	Receive	BCOMTR Index	529	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	89	0	3	3	0

							$0	$(4)	$4	$(8)

Total Swap Agreements							$0	$(4)	$4	$(8)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$4,037	$0	$0	$4,037
	$4,037	$0	$0	$4,037

Investments in Affiliates, at Value
Mutual Funds	2,589	0	0	2,589
Short-Term Instruments
Central Funds Used for Cash Management Purposes	407	0	0	407

	$2,996	$0	$0	$2,996

Total Investments	$7,033	$0	$0	$7,033

Financial Derivative Instruments - Assets
Over the counter	$0	$4	$0	$4

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(8)	$0	$(8)

Totals	$7,033	$(4)	$0	$7,029

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2035 Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 63.5%
MUTUAL FUNDS 63.5%
Vanguard 500 Index Fund ‘Admiral’	10,375	$2,077
Vanguard Developed Markets Index Fund ‘Admiral’	82,888	995
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	22,263	693
Vanguard Small-Cap Index Fund ‘Admiral’	5,168	303

Total Mutual Funds (Cost $3,790)		4,068

Total Investments in Securities (Cost $3,790)		4,068

INVESTMENTS IN AFFILIATES 34.6%
MUTUAL FUNDS (a) 26.8%
PIMCO Emerging Local Bond Fund	7,058	53
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	5,772	61
PIMCO High Yield Fund	49,107	434
PIMCO Income Fund	41,307	498
PIMCO Long Duration Total Return Fund	12,209	148
PIMCO Long-Term Credit Fund	11,555	142
PIMCO Real Return Asset Fund	21,689	189
PIMCO Real Return Fund	11,387	128
PIMCO Total Return Fund	5,808	60

Total Mutual Funds (Cost $1,631)		1,713

SHORT-TERM INSTRUMENTS 7.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.8%
PIMCO Short-Term Floating NAV Portfolio III	50,824	502

Total Short-Term Instruments (Cost $502)		502

Total Investments in Affiliates (Cost $2,133)		2,215

Total Investments 98.1% (Cost $5,923)		$6,283
Financial Derivative Instruments (b)(0.1)% (Cost or Premiums, net $0)		(7)
Other Assets and Liabilities, net 2.0%		126

Net Assets 100.0%		$6,402

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	49	1-Month USD-LIBOR plus a specified spread	04/06/2017	$482	$0	$(10)	$0	$(10)
CBK	Receive	BCOMTR Index	402	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	67	0	2	2	0
JPM	Receive	BCOMTR Index	334	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	56	0	1	1	0

							$0	$(7)	$3	$(10)

Total Swap Agreements							$0	$(7)	$3	$(10)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$4,068	$0	$0	$4,068
	$4,068	$0	$0	$4,068

Investments in Affiliates, at Value
Mutual Funds	1,713	0	0	1,713
Short-Term Instruments
Central Funds Used for Cash Management Purposes	502	0	0	502

	$2,215	$0	$0	$2,215

Total Investments	$6,283	$0	$0	$6,283

Financial Derivative Instruments - Assets
Over the counter	$0	$3	$0	$3

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(10)	$0	$(10)

Totals	$6,283	$(7)	$0	$6,276

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2040 Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 67.9%
MUTUAL FUNDS 67.9%
Vanguard 500 Index Fund ‘Admiral’	6,729	$1,347
Vanguard Developed Markets Index Fund ‘Admiral’	54,219	651
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	14,642	456
Vanguard Small-Cap Index Fund ‘Admiral’	3,319	194

Total Mutual Funds (Cost $ 2,561)		2,648

Total Investments in Securities (Cost $ 2,561)		2,648

INVESTMENTS IN AFFILIATES 29.5%
MUTUAL FUNDS (a) 21.8%
PIMCO Emerging Local Bond Fund	9,266	69
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,687	39
PIMCO High Yield Fund	21,801	193
PIMCO Income Fund	19,216	232
PIMCO Long Duration Total Return Fund	4,948	60
PIMCO Long-Term Credit Fund	5,075	62
PIMCO Real Return Asset Fund	8,671	76
PIMCO Real Return Fund	6,946	78
PIMCO Total Return Fund	3,771	39

Total Mutual Funds (Cost $ 827)		848

SHORT-TERM INSTRUMENTS 7.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 7.7%
PIMCO Short-Term Floating NAV Portfolio III	30,454	301

Total Short-Term Instruments (Cost $301)		301

Total Investments in Affiliates (Cost $ 1,128)		1,149

Total Investments 97.4% (Cost $3,689)		$3,797
Financial Derivative Instruments (b) (0.1)% (Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net 2.7%		105

Net Assets 100.0%		$3,898

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	32	1-Month USD-LIBOR plus a specified spread	04/06/2017	$315	$0	$(6)	$0	$(6)
CBK	Receive	BCOMTR Index	393	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	66	0	2	2	0
JPM	Receive	BCOMTR Index	48	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	8	0	0	0	0

							$0	$(4)	$2	$(6)

Total Swap Agreements							$0	$(4)	$2	$(6)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$2,648	$0	$0	$2,648
	$2,648	$0	$0	$2,648

Investments in Affiliates, at Value
Mutual Funds	848	0	0	848
Short-Term Instruments
Central Funds Used for Cash Management Purposes	301	0	0	301

	$1,149	$0	$0	$1,149

Total Investments	$3,797	$0	$0	$3,797

Financial Derivative Instruments - Assets
Over the counter	0	2	0	2

Financial Derivative Instruments - Liabilities
Over the counter	0	(6)	0	(6)

Totals	$3,797	$(4)	$0	$3,793
There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2045 Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 72.0%
MUTUAL FUNDS 72.0%
Vanguard 500 Index Fund ‘Admiral’	6,658	$1,333
Vanguard Developed Markets Index Fund ‘Admiral’	53,725	645
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	14,855	462
Vanguard Small-Cap Index Fund ‘Admiral’	3,094	181

Total Mutual Funds (Cost $2,552)		2,621

Total Investments in Securities (Cost $2,552)		2,621

INVESTMENTS IN AFFILIATES 23.1%
MUTUAL FUNDS 17.6%(a)
PIMCO Emerging Local Bond Fund	9,504	71
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,437	37
PIMCO High Yield Fund	11,924	105
PIMCO Income Fund	11,866	143
PIMCO Long Duration Total Return Fund	4,386	53
PIMCO Long-Term Credit Fund	4,552	56
PIMCO Real Return Asset Fund	8,321	73
PIMCO Real Return Fund	6,263	70
PIMCO Total Return Fund	3,475	36

Total Mutual Funds (Cost $632)		644

SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	20,337	201

Total Short-Term Instruments (Cost $201)		201

Total Investments in Affiliates (Cost $833)		845

Total Investments 95.1% (Cost $3,385)		$3,466
Financial Derivative Instruments (b) (0.1)% (Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net 5.0%		183

Net Assets 100.0%		$3,645

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	30	1-Month USD-LIBOR plus a specified spread	04/06/2017	$295	$0	$(6)	$0	$(6)
CBK	Receive	BCOMTR Index	424	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	71	0	2	2	0

							$0	$(4)	$2	$(6)

Total Swap Agreements							$0	$(4)	$2	$(6)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$2,621	$0	$0	$2,621
	$2,621	$0	$0	$2,621

Investments in Affiliates, at Value
Mutual Funds	644	0	0	644
Short-Term Instruments
Central Funds Used for Cash Management Purposes	201	0	0	201

	$845	$0	$0	$845

Total Investments	$3,466	$0	$0	$3,466

Financial Derivative Instruments - Assets
Over the counter	0	2	0	2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6)	$0	$(6)

Totals	$3,466	$(4)	$0	$3,462

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2050 Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 73.8%
MUTUAL FUNDS 73.8%
Vanguard 500 Index Fund ‘Admiral’	8,228	$1,647
Vanguard Developed Markets Index Fund ‘Admiral’	65,017	781
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	18,054	562
Vanguard Small-Cap Index Fund ‘Admiral’	3,698	217

Total Mutual Funds (Cost $3,091)		3,207

Total Investments in Securities (Cost $3,091)		3,207

INVESTMENTS IN AFFILIATES 22.8%
MUTUAL FUNDS (a) 15.9%
PIMCO Emerging Local Bond Fund	11,117	83
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,952	42
PIMCO High Yield Fund	11,988	106
PIMCO Income Fund	12,507	151
PIMCO Long Duration Total Return Fund	5,348	64
PIMCO Long-Term Credit Fund	5,308	65
PIMCO Real Return Asset Fund	5,824	51
PIMCO Real Return Fund	7,776	87
PIMCO Total Return Fund	3,969	41

Total Mutual Funds (Cost $675)		690

SHORT-TERM INSTRUMENTS 6.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.9%
PIMCO Short-Term Floating NAV Portfolio III	30,489	302

Total Short-Term Instruments (Cost $301)		302

Total Investments in Affiliates (Cost $976)		992

Total Investments 96.6% (Cost $4,067)		$4,199
Financial Derivative Instruments (b) (0.1)% (Cost or Premiums, net $0)		(5)
Other Assets and Liabilities, net 3.5%		154

Net Assets 100.0%		$4,348

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	35	1-Month USD-LIBOR plus a specified spread	04/06/2017	$344	$0	$(7)	$0	$(7)
CBK	Receive	BCOMTR Index	497	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	84	0	2	2	0

							$0	$(5)	$2	$(7)

Total Swap Agreements							$0	$(5)	$2	$(7)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$3,207	$0	$0	$3,207
	$3,207	$0	$0	$3,207

Investments in Affiliates, at Value
Mutual Funds	690	0	0	690
Short-Term Instruments
Central Funds Used for Cash Management Purposes	302	0	0	302

	$992	$0	$0	$992

Total Investments	$4,199	$0	$0	$4,199

Financial Derivative Instruments - Assets
Over the counter	0	2	0	2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(7)	$0	$(7)

Totals	$4,199	$(5)	$0	$4,194

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend 2055 Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 74.0%
MUTUAL FUNDS 74.0%
Vanguard 500 Index Fund ‘Admiral’	6,944	$1,390
Vanguard Developed Markets Index Fund ‘Admiral’	54,583	656
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	15,155	472
Vanguard Small-Cap Index Fund ‘Admiral’	3,132	183

Total Mutual Funds (Cost $2,628)		2,701

Total Investments in Securities (Cost $2,628)		2,701

INVESTMENTS IN AFFILIATES 21.4%
MUTUAL FUNDS (a) 15.9%
PIMCO Emerging Local Bond Fund	9,915	74
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	3,347	35
PIMCO High Yield Fund	10,155	90
PIMCO Income Fund	10,568	128
PIMCO Long Duration Total Return Fund	4,296	52
PIMCO Long-Term Credit Fund	4,497	55
PIMCO Real Return Asset Fund	4,183	37
PIMCO Real Return Fund	6,540	73
PIMCO Total Return Fund	3,369	35

Total Mutual Funds (Cost $571)		579

SHORT-TERM INSTRUMENTS 5.5%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 5.5%
PIMCO Short-Term Floating NAV Portfolio III	20,337	201

Total Short-Term Instruments (Cost $201)		201

Total Investments in Affiliates (Cost $772)		780

Total Investments 95.4% (Cost $3,400)		$3,481
Financial Derivative Instruments (b) (0.1)% (Cost or Premiums, net $0)		(4)
Other Assets and Liabilities, net 4.7%		172

Net Assets 100.0%		$3,649

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b	Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	30	1-Month USD-LIBOR plus a specified spread	04/06/2017	$295	$0	$(6)	$0	$(6)
CBK	Receive	BCOMTR Index	419	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	70	0	2	2	0

							$0	$(4)	$2	$(6)

Total Swap Agreements							$0	$(4)	$2	$(6)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$2,701	$0	$0	$2,701
	$2,701	$0	$0	$2,701

Investments in Affiliates, at Value
Mutual Funds	579	0	0	579
Short-Term Instruments
Central Funds Used for Cash Management Purposes	201	0	0	201

	$780	$0	$0	$780

Total Investments	$3,481	$0	$0	$3,481

Financial Derivative Instruments - Assets
Over the counter	$0	$2	$0	$2

Financial Derivative Instruments - Liabilities
Over the counter	$0	$(6)	$0	$(6)

Totals	$3,481	$(4)	$0	$3,477

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Schedule of Investments

PIMCO REALPATH® Blend Income Fund

September 30, 2016 (Unaudited)

	SHARES	MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 35.7%
MUTUAL FUNDS 35.7%
Vanguard 500 Index Fund ‘Admiral’	3,490	$699
Vanguard Developed Markets Index Fund ‘Admiral’	24,082	289
Vanguard Emerging Markets Stock Index Fund ‘Admiral’	6,956	217
Vanguard Small-Cap Index Fund ‘Admiral’	1,866	109

Total Mutual Funds (Cost $1,270)		1,314

Total Investments in Securities (Cost $1,270)		1,314

INVESTMENTS IN AFFILIATES 63.0%
MUTUAL FUNDS (a) 60.1%
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	10,448	111
PIMCO High Yield Fund	31,519	278
PIMCO Income Fund	50,756	612
PIMCO Long Duration Total Return Fund	10,654	129
PIMCO Long-Term Credit Fund	10,488	129
PIMCO Real Return Asset Fund	29,531	258
PIMCO Real Return Fund	32,804	368
PIMCO Total Return Fund	32,063	332

Total Mutual Funds (Cost $2,167)		2,217

SHORT-TERM INSTRUMENTS 2.9%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 2.9%
PIMCO Short-Term Floating NAV Portfolio III	10,869	107

Total Short-Term Instruments (Cost $108)		107

Total Investments in Affiliates (Cost $2,275)		2,324

Total Investments 98.7% (Cost $3,545)		$3,638
Financial Derivative Instruments (b)(c) 0.1% (Cost or Premiums, net $8)		5
Other Assets and Liabilities, net 1.2%		42

Net Assets 100.0%		$3,685

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Institutional Class Shares of each Fund.

(b)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Purchased Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,700.000	12/16/2016	1	$2	$0
Put - CBOE S&P 500 Index	1,750.000	12/16/2016	1	3	0
Put - CBOE S&P 500 Index	1,775.000	03/17/2017	1	2	2
Put - CBOE S&P 500 Index	1,875.000	03/17/2017	1	3	3

				$10	$5

Total Purchased Options				$10	$5

Written Options:

Options on Indices

Description	Strike Value	Expiration Date	# of Contracts	Premiums (Received)	Market Value
Put - CBOE S&P 500 Index	1,500.000	12/16/2016	1	$(1)	$0
Put - CBOE S&P 500 Index	1,600.000	03/17/2017	1	(1)	(1)

				$(2)	$(1)

Total Written Options				$(2)	$(1)

(c) Financial Derivative Instruments: Over the Counter

Swap Agreements:

Total Return Swaps on Commodity and Equity Indices

									Swap Agreements, at Value
Counterparty	Pay/Receive (1)	Underlying Reference	# of Units	Financing Rate	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Receive	DWRTFT Index	7	1-Month USD-LIBOR plus a specified spread	04/06/2017	$69	$0	$(1)	$0	$(1)
CBK	Receive	BCOMTR Index	413	3-Month U.S. Treasury Bill rate plus a specified spread	02/15/2017	69	0	2	2	0

							$0	$1	$2	$(1)

Total Swap Agreements							$0	$1	$2	$(1)

(1)	Receive represents that the Fund receives payments for any positive return on the underlying reference. The Fund makes payments for any negative return on such underlying reference. Pay represents that the Fund receives payments for any negative return on the underlying reference. The Fund makes payments for any positive return on such underlying reference.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2016 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2016
Investments in Securities, at Value
Mutual Funds	$1,314	$0	$0	$1,314
	$1,314	$0	$0	$1,314

Investments in Affiliates, at Value
Mutual Funds	2,217	0	0	2,217
Short-Term Instruments
Central Funds Used for Cash Management Purposes	107	0	0	107

	$2,324	$0	$0	$2,324

Total Investments	$3,638	$0	$0	$3,638

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	5	0	5
Over the counter	0	2	0	2
	$0	$7	$0	$7

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(1)	0	(1)
Over the counter	0	(1)	0	(1)

	$0	$(2)	$0	$(2)

Totals	$3,638	$5	$0	$3,643

There were no significant transfers between Levels 1, 2, or 3 during the period ended September 30, 2016.

See Accompanying Notes

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The price of a Fund’s shares is based on the Fund’s net asset value (“NAV”). The NAV of a Fund, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets, less any liabilities attributable to that Fund or class, by the total number of shares outstanding of that Fund or class. On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. Each Fund reserves the right to change the time its respective NAV is calculated if the Fund closes earlier, or as permitted by the SEC.

For purposes of calculating NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Funds’ approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non- U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (the “Adviser”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange- traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services or other pricing sources. A Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in a Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to the Adviser the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Adviser. The Adviser may consult with the Sub-Adviser or Parametric in providing such recommendations or otherwise with respect to valuation of the PIMCO Dividend and Income Fund’s portfolio securities or other assets. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When a Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. The Funds’ use of fair valuation may also help to deter “stale price arbitrage” as discussed under the “Abusive Trading Practices” section in each Fund’s prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity-linked securities are valued by referencing the last reported sale or settlement price of the linked referenced equity on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the linked equity’s trading currency to the contract’s settling currency. These investments are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemption where the inputs to the NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost of such short-term debt instrument is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Other than swap agreements, which are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services or other pricing sources, these contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange (if available). For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable price levels across complete term structures. These levels along with external third-party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy.

Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by the Adviser that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

The validity of the fair value is reviewed by the Adviser on a periodic basis and may be amended in accordance with the Trust’s valuation procedures.

2. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Funds’ tax positions for all open tax years. As of September 30, 2016, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. tax returns. While the statute of limitations remains open to examine the Funds’ U.S. tax returns filed for the fiscal years ending in 2013-2015, no examinations are in progress or anticipated at this time. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of September 30, 2016, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands†):

		Aggregate Gross	Aggregate Gross	Net Unrealized
Fund Name	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Appreciation (Depreciation) (1)
PIMCO Dividend and Income Fund	$394,676	$18,050	$(12,929)	$5,121
PIMCO EqS® Long/Short Fund	680,730	29,702	(6,224)	23,478
PIMCO RAE Fundamental Emerging Markets Fund	1,368,263	235,945	(21,005)	214,940
PIMCO RAE Fundamental Global Fund	354,543	11,679	0	11,679
PIMCO RAE Fundamental Global ex-US Fund	69,561	60	(4,521)	(4,461)
PIMCO RAE Fundamental International Fund	279,934	24,099	(8,271)	15,828
PIMCO RAE Fundamental US Fund	442,762	111,847	(11,869)	99,978
PIMCO RAE Fundamental US Small Fund	76,568	15,443	(3,217)	12,226
PIMCO REALPATH® Blend 2020 Fund	4,611	166	0	166
PIMCO REALPATH® Blend 2025 Fund	3,879	105	(3)	102
PIMCO REALPATH® Blend 2030 Fund	6,599	434	0	434
PIMCO REALPATH® Blend 2035 Fund	5,938	345	0	345
PIMCO REALPATH® Blend 2040 Fund	3,698	106	(7)	99
PIMCO REALPATH® Blend 2045 Fund	3,397	86	(17)	69
PIMCO REALPATH® Blend 2050 Fund	4,074	130	(5)	125
PIMCO REALPATH® Blend 2055 Fund	3,404	94	(17)	77
PIMCO REALPATH® Blend Income Fund	3,551	96	(9)	87

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

3. INVESTMENTS IN AFFILIATES

The PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds may invest in Institutional Class shares of the Underlying PIMCO Funds and may also invest in other affiliated funds, and unaffiliated funds, which may or may not be registered under the Act (together with the Underlying Funds, “Acquired Funds”). The Underlying Funds are considered to be affiliated with the PIMCO RAE Fundamental Global and PIMCO RAE Fundamental Global ex-US Funds. The table below shows the transactions in and earnings from investments in the Underlying Funds for the period ended September 30, 2016 (amounts in thousands†):

PIMCO RAE Fundamental Global Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$30,974	$7,789	$(169)	$(7)	$3,541	$42,128	$0	$0
PIMCO RAE Fundamental International Fund	106,007	38,454	0	0	7,073	151,534	0	0
PIMCO RAE Fundamental U.S. Fund	145,903	34,500	(13,174)	94	5,237	172,560	0	0
Totals	$282,884	$80,743	$(13,343)	$87	$15,851	$366,222	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO RAE Fundamental Global ex-US Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO RAE Fundamental Emerging Markets Fund	$14,274	$43	$(1,699)	$(88)	$1,626	$14,156	$0	$0
PIMCO RAE Fundamental International Fund	48,849	1,225	(1,925)	(280)	3,075	50,944	0	0
Totals	$63,123	$1,268	$(3,624)	$(368)	$4,701	$65,100	$0	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

The PIMCO REALPATH® Blend Funds seek to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust and PIMCO Funds, and in other affiliated funds, including funds of PIMCO ETF Trust, except funds of funds (“Underlying PIMCO Funds”), and unaffiliated funds that are registered under the Act (collectively, “Acquired Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment company created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to its investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The tables below show the Funds’ transactions in and earnings from investments in Underlying PIMCO Funds or the Central Fund for the period ended September 30, 2016 (amounts in thousands†):

PIMCO REALPATH® Blend 2020 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	$92	$15	$0	$0	$1	$108	$0	$0
PIMCO High Yield Fund	313	54	(7)	0	11	371	5	0
PIMCO Income Fund	504	87	0	0	8	599	7	0
PIMCO Long Duration Total Return Fund	196	33	0	0	2	231	2	0
PIMCO Long-Term Credit Fund	196	31	0	0	4	231	3	0
PIMCO Real Return Asset Fund	392	59	0	0	10	461	4	0
PIMCO Real Return Fund	418	72	(4)	0	5	491	1	0
PIMCO Short-Term Floating NAV Portfolio III	0	100	0	0	0	100	0	0
PIMCO Total Return Fund	192	34	0	0	1	227	1	0
Totals	$2,303	$485	$(11)	$0	$42	$2,819	$23	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO REALPATH® Blend 2025 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	$41	$6	$0	$0	$1	$48	$0	$0
PIMCO High Yield Fund	256	47	0	0	9	312	4	0
PIMCO Income Fund	321	63	0	0	5	389	5	0
PIMCO Long Duration Total Return Fund	171	30	0	0	2	203	2	0
PIMCO Long-Term Credit Fund	172	29	0	0	4	205	3	0
PIMCO Real Return Asset Fund	343	61	0	0	10	414	3	0
PIMCO Real Return Fund	205	38	0	0	3	246	1	0
PIMCO Short-Term Floating NAV Portfolio III	0	600	(500)	0	0	100	0	0
PIMCO Total Return Fund	66	10	0	0	0	76	1	0
Totals	$1,575	$884	$(500)	$0	$34	$1,993	$19	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO REALPATH® Blend 2030 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	$64	$0	$0	$0	$1	$65	$0	$0
PIMCO High Yield Fund	482	44	0	0	17	543	7	0
PIMCO Income Fund	553	62	0	0	8	623	8	0
PIMCO Long Duration Total Return Fund	244	26	0	0	3	273	3	0
PIMCO Long-Term Credit Fund	245	23	0	0	5	273	3	0
PIMCO Real Return Asset Fund	489	44	0	0	13	546	4	0
PIMCO Real Return Fund	164	21	0	0	2	187	0	0
PIMCO Short-Term Floating NAV Portfolio III	406	1	0	0	0	407	1	0
PIMCO Total Return Fund	70	9	0	0	0	79	1	0
Totals	$2,717	$230	$0	$0	$49	$2,996	$27	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO REALPATH® Blend 2035 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$50	$2	$0	$0	$1	$53	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	60	0	0	0	1	61	0	0
PIMCO High Yield Fund	399	21	0	0	14	434	6	0
PIMCO Income Fund	458	33	0	0	7	498	7	0
PIMCO Long Duration Total Return Fund	137	10	0	0	1	148	1	0
PIMCO Long-Term Credit Fund	137	2	0	0	3	142	2	0
PIMCO Real Return Asset Fund	183	1	0	0	5	189	2	0
PIMCO Real Return Fund	119	8	0	0	1	128	0	0
PIMCO Short-Term Floating NAV Portfolio III	401	101	0	0	0	502	1	0
PIMCO Total Return Fund	60	0	0	0	0	60	0	0
Totals	$2,004	$178	$0	$0	$33	$2,215	$20	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO REALPATH® Blend 2040 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$67	$1	$0	$0	$1	$69	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	34	5	0	0	0	39	0	0
PIMCO High Yield Fund	174	13	0	0	6	193	2	0
PIMCO Income Fund	208	21	0	0	3	232	3	0
PIMCO Long Duration Total Return Fund	59	0	0	0	1	60	1	0
PIMCO Long-Term Credit Fund	56	5	0	0	1	62	1	0
PIMCO Real Return Asset Fund	73	1	0	0	2	76	1	0
PIMCO Real Return Fund	71	6	0	0	1	78	0	0
PIMCO Short-Term Floating NAV Portfolio III	201	100	0	0	0	301	1	0
PIMCO Total Return Fund	34	5	0	0	0	39	0	0
Totals	$977	$157	$0	$0	$15	$1,149	$10	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO REALPATH® Blend 2045 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$69	$1	$0	$0	$1	$71	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	32	5	0	0	0	37	0	0
PIMCO High Yield Fund	100	2	0	0	3	105	1	0
PIMCO Income Fund	136	5	0	0	2	143	1	0
PIMCO Long Duration Total Return Fund	52	0	0	0	1	53	1	0
PIMCO Long-Term Credit Fund	54	1	0	0	1	56	1	0
PIMCO Real Return Asset Fund	70	1	0	0	2	73	1	0
PIMCO Real Return Fund	69	0	0	0	1	70	0	0
PIMCO Short-Term Floating NAV Portfolio III	201	0	0	0	0	201	1	0
PIMCO Total Return Fund	32	4	0	0	0	36	0	0
Totals	$815	$19	$0	$0	$11	$845	$7	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO REALPATH® Blend 2050 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$81	$1	$0	$0	$1	$83	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	41	0	0	0	1	42	0	0
PIMCO High Yield Fund	101	1	0	0	4	106	2	0
PIMCO Income Fund	142	7	0	0	2	151	2	0
PIMCO Long Duration Total Return Fund	63	1	0	0	0	64	1	0
PIMCO Long-Term Credit Fund	63	1	0	0	1	65	1	0
PIMCO Real Return Asset Fund	49	1	0	0	1	51	0	0
PIMCO Real Return Fund	81	5	0	0	1	87	0	0
PIMCO Short-Term Floating NAV Portfolio III	301	1	0	0	0	302	1	0
PIMCO Total Return Fund	40	1	0	0	0	41	0	0
Totals	$962	$19	$0	$0	$11	$992	$8	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO REALPATH® Blend 2055 Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Emerging Local Bond Fund	$72	$1	$0	$0	$1	$74	$1	$0
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	35	0	0	0	0	35	0	0
PIMCO High Yield Fund	85	2	0	0	3	90	1	0
PIMCO Income Fund	120	6	0	0	2	128	2	0
PIMCO Long Duration Total Return Fund	51	0	0	0	1	52	1	0
PIMCO Long-Term Credit Fund	53	1	0	0	1	55	1	0
PIMCO Real Return Asset Fund	35	1	0	0	1	37	0	0
PIMCO Real Return Fund	69	3	0	0	1	73	0	0
PIMCO Short-Term Floating NAV Portfolio III	201	0	0	0	0	201	1	0
PIMCO Total Return Fund	35	0	0	0	0	35	0	0
Totals	$756	$14	$0	$0	$10	$780	$7	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

PIMCO REALPATH® Blend Income Fund

Underlying PIMCO Funds	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	$102	$8	$0	$0	$1	$111	$1	$0
PIMCO High Yield Fund	256	13	0	0	9	278	4	0
PIMCO Income Fund	567	37	0	0	8	612	8	0
PIMCO Long Duration Total Return Fund	120	8	0	0	1	129	1	0
PIMCO Long-Term Credit Fund	123	7	(4)	0	3	129	2	0
PIMCO Real Return Asset Fund	240	12	0	0	6	258	2	0
PIMCO Real Return Fund	343	21	0	0	4	368	1	0
PIMCO Short-Term Floating NAV Portfolio III	107	0	0	0	0	107	0	0
PIMCO Total Return Fund	309	21	0	0	2	332	2	0
Totals	$2,167	$127	$(4)	$0	$34	$2,324	$21	$0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio III (“Central Fund”) to the extent permitted by the Act and rules thereunder. The Central Fund is a registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Fund are money market and short maturity fixed income instruments. The Central Fund may incur expenses related to their investment activities, but does not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Fund is considered to be affiliated with the Funds. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2016 (amounts in thousands†):

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 06/30/2016	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2016	Dividend Income (1)	Realized Net Capital Gain Distributions (1)
PIMCO Dividend and Income Fund	$7,674	$51,908	$(56,500)	$(1)	$(1)	$3,080	$8	$0
PIMCO EqS® Long/Short Fund	252,193	177,086	(254,900)	46	(1)	174,424	485	0

†	A zero balance may reflect actual amounts rounding to less than one thousand.
(1)	The tax characterization of distributions is determined in accordance with Federal income tax regulations. The actual tax characterization of distributions received from underlying funds are determined at the end of the fiscal year.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FOB	Credit Suisse Securities (USA) LLC	MSB	Morgan Stanley Bank N.A.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	MYC	Morgan Stanley Capital Services, Inc.
CBK	Citibank N.A.	GSC	Goldman Sachs & Co.	SCX	Standard Chartered Bank
DUB	Deutsche Bank AG	GST	Goldman Sachs International	SSB	State Street Bank and Trust Co.
FBF	Credit Suisse International	JPM	JPMorgan Chase Bank N.A.	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	DKK	Danish Krone	MXN	Mexican Peso
BRL	Brazilian Real	EUR	Euro	RUB	Russian Ruble
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc	JPY	Japanese Yen

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
BCOMTR	Bloomberg Commodity Index Total Return	CDX.IG	Credit Derivatives Index - Investment Grade	DWRTFT	Dow Jones Wilshire REIT Total Return Index
CDX.HY	Credit Derivatives Index - High Yield	CMBX	Commercial Mortgage-Backed Index	S&P 500	Standard & Poor’s 500 Index

Other Abbreviations:
ADR	American Depositary Receipt	CLO	Collateralized Loan Obligation	REIT	Real Estate Investment Trust
BABs		GDR	Global Depositary Receipt	SP - ADR	Sponsored American Depositary Receipt
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	SP - GDR	Sponsored Global Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind	TIIE	Tasa de Interés Interbancaria de Equilibrio “Equilibrium Interbank Interest Rate”
CBO	Collateralized Bond Obligation

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Equity Series

By: /s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter G. Strelow
Peter G. Strelow
President and Principal Executive Officer

Date: November 28, 2016

By: /s/ Trent W. Walker
Trent W. Walker
Treasurer, Principal Financial and Accounting Officer

Date: November 28, 2016